UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices) (Zip code)

Robert Bruno

First Eagle Funds

1345 Avenue of the Americas

New York, NY 10105-4300

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Eagle Funds

Advised by
Arnhold and S. Bleichroeder Advisers, LLC

SEMI-ANNUAL REPORT
April 30, 2005

First Eagle
Global Fund

First Eagle
Overseas Fund

First Eagle
U.S. Value Fund

First Eagle
Gold Fund

First Eagle
Fund of America

Semi-Annual Report

FIRST EAGLE FUNDS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-334-2143.

FIRST EAGLE FUNDS

LETTER FROM THE PRESIDENT

John P. Arnhold

Dear Shareholder:

I would like to address two issues which might be on your minds as they have been on ours: the retirement of our long-time friend, Jean-Marie Eveillard, and the rapid rise of inflows into our funds. With regard to Jean-Marie: when we acquired the fund group at the end of 1999, we did so with the understanding that Jean-Marie wanted to retire in five years. We created a structure whereby Charles de Vaulx, who had worked with Jean-Marie since 1987, became co-portfolio manager in January, 2000, and he was designated as successor. Charles was promoted to Chief Investment Officer and Portfolio Manager of the group on January 1, 2005. The group of analysts supporting Charles has been strengthened through additional hires and we have enjoyed a smooth transition as the team has been steeped in Jean-Marie’s value philosophy, discipline and conservatism.

The rapid growth in assets under management has been a concern for us as net cash flows grew dramatically over the last two years. While the significantly larger assets under management will not alter our approach or investment style, it will, by necessity, diminish the impact of smaller capitalization issues on the portfolio and force us to focus greater efforts on larger capitalization companies. The build-up of cash as a percentage of assets will give us future flexibility as it has recently become more difficult to find compelling values in a market that appears fairly or richly priced. As you know, the Overseas Fund was closed to new investors in early 2004 to dampen inflows into that fund, and in late February of this year the Global Fund was similarly closed to new investors. The U.S. Value Fund, First Eagle Fund of America and our Gold Fund continue to welcome new shareholders.

At First Eagle we are not interested in becoming a financial powerhouse—what we want is to provide, for people like you, as for ourselves, a sensible, time-tested and intelligent approach to protecting and building the assets on which our families’ futures are based.

Sincerely,

John P. Arnhold President

May 2005

PERFORMANCE

FIRST EAGLE FUNDS	Average Annual Returns[1] as of April 30, 2005 (Unaudited)

	ONE-YEAR	THREE-YEARS	FIVE-YEARS	TEN-YEARS	FIFTEEN- YEARS	SINCE INCEPTION	INCEPTION DATE
FIRST EAGLE GLOBAL FUND
First Eagle Global Fund - Class A (SGENX)
without sales load	15.91%	17.37%	16.92%	13.39%	12.83%	15.50%	01/01/79[2]
with sales load	10.12%	15.39%	15.73%	12.95%	12.55%	15.33%	01/01/79[2]
First Eagle Global Fund - Class I (SGIIX)	16.19%	17.69%	17.20%	–	–	14.70%	07/31/98
First Eagle Global Fund - Class C (FESGX)	13.87%	16.52%	–	–	–	16.08%	06/05/00
MSCI World Index[3]	10.40%	6.88%	(2.45%)	6.87%	7.57%	11.00%	01/01/79
FIRST EAGLE OVERSEAS FUND
First Eagle Overseas Fund - Class A (SGOVX)
without sales load	19.45%	20.36%	17.38%	14.48%	–	14.08%	08/31/93
with sales load	13.48%	18.32%	16.21%	14.05%	–	13.71%	08/31/93
First Eagle Overseas Fund - Class I (SGOIX)	19.82%	20.68%	17.67%	–	–	16.16%	07/31/98
First Eagle Overseas Fund - Class C (FESOX)	17.37%	19.50%	–	–	–	16.51%	06/05/00
MSCI EAFE Index[4]	14.95%	10.51%	(0.55%)	4.77%	–	5.11%	08/31/93
FIRST EAGLE U.S. VALUE FUND
First Eagle U.S. Value Fund - Class A (FEVAX)
without sales load	13.00%	10.19%	–	–	–	14.19%	09/04/01
with sales load	7.35%	8.33%	–	–	–	12.60%	09/04/01
First Eagle U.S. Value Fund - Class I (FEVIX)	13.22%	10.43%	–	–	–	14.45%	09/04/01
First Eagle U.S. Value Fund - Class C (FEVCX)	11.00%	9.34%	–	–	–	13.34%	09/04/01
Standard & Poor’s 500 Index[8]	6.34%	4.24%	–	–	–	2.27%	09/04/01
Russell 2000 Index[6]	4.71%	5.62%	–	–	–	7.32%	09/04/01
FIRST EAGLE GOLD FUND
First Eagle Gold Fund - Class A (SGGDX)
without sales load	5.33%	14.85%	26.87%	5.62%	–	6.04%	08/31/93
with sales load	0.07%	12.90%	25.58%	5.21%	–	5.69%	08/31/93
First Eagle Gold Fund - Class I (FEGIX)[5]	5.61%	–	–	–	–	11.55%	05/15/03
First Eagle Gold Fund - Class C (FEGOX)[5]	3.44%	–	–	–	–	10.48%	05/15/03
MSCI World Index[3]	10.40%	6.88%	(2.45%)	6.87%	–	7.02%	08/31/93
Financial Times Gold Mines Index[7]	3.79%	4.95%	13.62%	(2.93%)	–	(2.30%)	08/31/93
FIRST EAGLE FUND OF AMERICA
First Eagle Fund of America - Class Y (FEAFX)	8.34%	7.36%	8.35%	14.65%	13.54%	13.41%	04/10/87
First Eagle Fund of America - Class C (FEAMX)	6.41%	6.56%	7.54%	–	–	7.03%	03/02/98
First Eagle Fund of America - Class A (FEFAX)
without sales load	8.17%	7.25%	8.18%	–	–	7.69%	11/20/98
with sales load	2.83%	5.42%	7.08%	–	–	6.84%	11/20/98
Standard & Poor’s 500 Index[8]	6.34%	4.24%	(2.94%)	10.26%	11.05%	10.48%	04/10/87

Please see the following page for important notes to this table.

Performance data quoted herein represents past information and should not be considered indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

NOTES TO FIRST EAGLE FUNDS PERFORMANCE

(1)

The average annual returns shown on the prior page are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares “with sales load” of First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Gold Fund give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The average annual returns for Class A Shares “with sales load” of First Eagle U.S. Value Fund and First Eagle Fund of America give effect to the deduction of the maximum sales load of 5.00%.

The average annual returns for Class C Shares reflect the CDSC (Contingent Deferred Sales Charge) of 1.00% which pertains to the first year or less of investment only.

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, and First Eagle Gold Fund require $1mm minimum investment and are offered without load.

Class Y Shares of First Eagle Fund of America are offered without load.

(2)	Commencement of management by Mr. Jean-Marie Eveillard since January 1, 1979, predecessor to current management.
(3)

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. This index is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland.

(4)	The MSCI EAFE Index is a total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 21 countries.
(5)

Due to First Eagle Gold Fund’s C and I shares inception date (May 15, 2003), the performance data shown on the previous page is of a very limited time period and should not be misconstrued to reflect future performance.

(6)	The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase.
(7)	The Financial Times Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is not available for purchase.
(8)

The Standard & Poor’s 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor’s 500 Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total market.

FIRST EAGLE FUNDS

First Eagle Global Fund • First Eagle Overseas Fund

First Eagle U.S. Value Fund • First Eagle Gold Fund

LETTER FROM THE PORTFOLIO MANAGER

Charles de Vaulx

Dear Shareholder:

Welcome to the many shareholders that have joined our Funds since we last published our Annual Report covering the twelve-month period ending October 31, 2004. The net assets of the First Eagle Global Fund, in particular, rose from $8.6 billion on October 31, 2004 to $13.3 billion on April 30, 2005, partly through performance but mostly through major inflows from both existing as well as new shareholders. As a result of these inflows, we closed the First Eagle Global Fund to new investors on February 28, 2005.

Over the past six months, we have found most markets around the world to be expensive, thus, we are having a difficult time finding securities we like at prices we like. That difficulty is particularly acute with U.S. equities. The Global Fund’s over 25-year successful track record has come from its eclectic nature, and the ability of portfolio management to uncover value in companies regardless of their size. Our concern was that this ability would be limited had the Fund remained open.

The success of the Global Fund (especially with increased industry recognition over the past three years) resulted in accelerated new asset flows. The cash position in the Fund currently makes up 29% of assets. As patient value investors, we have never thought it necessary to be fully invested at all times, and view cash as a reserve for future purchasing power. However, if inflows had continued at such a rapid rate, it could have forced us to compromise our unique style. As a reminder, we had already closed the Overseas Fund to new investors in February 2004, which has helped to preserve the style of the fund and stabilize the cash position.

The transition that took place at the end of 2004, i.e. the retirement of Jean-Marie Eveillard and my becoming the Chief Investment Officer of our Global Value Group and the sole Portfolio Manager of the Funds, had been well prepared and was indeed seamless. As do many of you—I, too, have the bulk of my financial savings invested in the Funds: I am eating my own cooking and preservation of capital is paramount.

In early 2005, Charles de Lardemelle (“Chuck”) was named Co-Director of Research. In addition to his existing research analyst duties, Chuck now helps me oversee the team of analysts and assists me in the hiring and training of any new analysts. I hired Chuck nine years ago: He is bright and such a delight to work with!

Also, Simon Fenwick was named Associate Portfolio Manager of the First Eagle Gold Fund. He helps me there and also retains his duties as a research analyst covering other sectors (which should help him maintain some sanity . . .).

Our team of analysts is expanding: there will be nine of them by mid-July. The bench is deeper than ever!

In terms of general commentary, I can only echo what I wrote in our last Annual Report.

Never in the past twenty-five years has it been so difficult for us to find cheap stocks in the U.S. Hence, a record low 18% allocation to U.S. stocks in the First Eagle Global Fund and a 43% cash position in the First Eagle U.S. Value Fund on April 30, 2005. Small, big, value and growth stocks all seem rather fully priced. Insider selling still dwarfs insider buying, not exactly an encouraging sign. Also, unlike many of our “value” peers, we are struggling to find value in financial stocks (banking, insurance and brokers), a sector that has benefited from twenty-two years of declining interest rates and from an extraordinary credit expansion.

Valuation overseas appears more reasonable and markets such as Japan and Korea do offer what we see as a few genuine bargains. Gold remains intriguing as a hedge; but at $420 an ounce, some investment demand for gold is required to propel it to much higher levels.

All in all, the discounts at which your Funds’ holdings are currently trading remain low, providing less of our desired “margin of safety” than a year ago. As a result, investors’ expectations regarding medium-term returns ought to remain modest.

We appreciate your continued confidence and thank you for your support.

Charles de Vaulx

Chief Investment Officer and Portfolio Manager

May 2005

Though Global and Overseas will only accept additional investments from existing shareholders, First Eagle U.S. Value, Gold and Fund of America remain open to all investors.

FIRST EAGLE FUNDS

First Eagle Global Fund  •  First Eagle Overseas Fund  •  First Eagle U.S. Value Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The six-month period ended April 30, 2005 was characterized by some volatility in many markets, but was overall favorable to financial assets. Around the globe, most markets staged a strong rally during the last two months of 2004, benefiting from resilient economies, a decisive victory by President Bush in the U.S. election, a retreat of oil prices after their strong rally in the third quarter, and somewhat surprisingly low long-term interest rates. U.S. stocks were mostly weaker during the first four months of 2005 as worries resurfaced regarding interest rates, oil prices, inflation, corporate profits and the fate of China’s economy. Foreign markets managed to rise a little over these first four months in local currency terms, yet fell in U.S. dollar terms as the dollar rebounded sharply. Some of the factors that positively impacted foreign markets included favorable valuation (at least relative to the U.S. market) and vibrant M&A activity.

The U.S. dollar fell sharply during the last two months of 2004 due to increased worries about the huge U.S. trade deficit and the willingness of foreigners to finance it. The dollar rebounded sharply during the first four months of 2005 as these concerns subsided and in light of a very weak economic outlook in Europe coupled with long-term uncertainties facing the European Union in the face of the upcoming referenda in France and the Netherlands on the EU Constitution. Gold was very volatile during the period, up when the dollar was weak and vice versa.

First Eagle Global Fund

The net asset value of the Fund’s Class ‘A’ shares rose 8.11% between November 1, 2004 and April 30, 2005 while the MSCI World Index was up 5.70% over that period.

Consumer discretionary, holding companies and industrial companies made the greatest positive contributions to the portfolio for the six-month period with names such as Shimano Inc. (Japan), Wendel Investissement (France), Sodexho Alliance SA (France), Corporacion Financiera Alba SA (Spain) and Barnes & Noble, Inc. (U.S.). Corporate activity abounded during the period with the takeovers of Aggregate Industries Plc (UK), Sola International Inc. (U.S.), Daiichi Pharmaceutical Corporation (Japan) and Kaneb Services LLC (U.S.) also contributing to returns. Hurting the Fund were precious metals related stocks such as Newmont Mining Corp. and Harmony Gold Mining Co. Ltd., which declined despite flat gold prices over the period, mostly due to higher production costs.

We reduced our hedge against a possible decline in the Japanese yen to 25% as of April 30, 2005 (down from 50% as of October 31, 2004) as we believe Asian currencies should ultimately be revalued against the U.S. dollar. The portfolio was also 30% hedged against the euro, but our effective hedge is higher as some of our European holdings would benefit from a higher dollar (e.g. Heineken Holding NV, Sodexho Alliance SA . . .).

First Eagle Overseas Fund

The net asset value of the Fund’s Class ‘A’ shares rose 11.07% between November 1, 2004 and April 30, 2005 while the MSCI EAFE Index was up 8.71% over that period.

Consumer discretionary, holding companies and industrial companies made the greatest positive contributions to the portfolio for the six-month period with names such as Wendel Investissement (France), Shimano Inc. (Japan), Corporacion Financiera Alba SA (Spain) and Sodexho Alliance SA (France). Corporate activity abounded during the period with the takeovers of Aggregate Industries Plc (UK), Galeries Lafayette SA (France) and Daiichi Pharmaceutical Corporation (Japan) also contributing to returns. Hurting the Fund were precious metals related stocks such as Harmony Gold Mining Co. Ltd. and Newmont Mining Corp., which declined despite flat gold prices over the period, mostly due to higher production costs and a very strong South African currency.

We reduced our hedge to attempt to protect against a possible decline in the Japanese yen to 25% as of April 30, 2005 (down from 50% as of October 31, 2004) as we believe Asian currencies should ultimately be revalued against the U.S. dollar. The portfolio was also 25% hedged against the euro, but our effective hedge is higher as some of our European holdings would benefit from a higher dollar (e.g. Heineken Holding NV, Sodexho Alliance SA, and others).

First Eagle U.S. Value Fund

The net asset value of the Fund’s Class ‘A’ shares rose 5.54% between November 1, 2004 and April 30, 2005 while the S&P 500 Index was up 3.28% over that period and the Russell 2000 Index fell –0.15%.

Energy and consumer discretionary companies made the greatest positive contributions to the portfolio for the six-month period. Individual stocks that added to returns were UniFirst Corporation (business services), American Power Conversion Corporation (technology), SEACOR Holdings Inc. (energy), Burlington Resources, Inc. (energy). Corporate activity helped during the period with the takeovers of Kaneb Services LLC (energy) and Sola International Inc. (health care) also contributing to returns. We took advantage of Costco Wholesale Corporation’s weak stock price in late April to add to our holdings. Newmont Mining Corporation, a gold-related stock, detracted from the Fund’s performance due to rising production costs.

Charles de Vaulx
Chief Investment Officer and Portfolio Manager

FIRST EAGLE FUNDS

Fund Expenses

(Unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges (loads), and (2) ongoing costs, including advisory fees; distribution (12b-1) and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the First Eagle Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on November 1, 2004 and held through April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(3)
First Eagle Global Fund Class A	8.11%	$1,000.00	$1,081.10	$6.35
First Eagle Global Fund Class I	8.23%	1,000.00	1,082.30	5.11
First Eagle Global Fund Class C	7.67%	1,000.00	1,076.70	10.20
First Eagle Overseas Fund Class A	11.07%	1,000.00	1,110.70	6.33
First Eagle Overseas Fund Class I	11.23%	1,000.00	1,112.30	4.98
First Eagle Overseas Fund Class C	10.69%	1,000.00	1,106.90	10.19
First Eagle U.S. Value Fund Class A	5.54%	1,000.00	1,055.40	6.88
First Eagle U.S. Value Fund Class I	5.73%	1,000.00	1,057.30	5.56
First Eagle U.S. Value Fund Class C	5.22%	1,000.00	1,052.20	10.69
First Eagle Gold Fund Class A	(11.95%)	1,000.00	880.50	6.15
First Eagle Gold Fund Class I	(11.85%)	1,000.00	881.50	4.99
First Eagle Gold Fund Class C	(12.29%)	1,000.00	877.10	9.63
First Eagle Fund of America Class Y	4.14%	1,000.00	1,041.40	7.34
First Eagle Fund of America Class C	3.74%	1,000.00	1,037.40	11.11
First Eagle Fund of America Class A	4.06%	1,000.00	1,040.60	8.15
(1)	For the six months ended April 30, 2005.
(2)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

(3)

Expenses are equal to the annualized expense ratio of 1.23%, 0.99%, 1.98%, 1.21%, 0.95%, 1.95%, 1.35%, 1.09%, 2.10%, 1.32%, 1.07%, 2.07%, 1.45%, 2.20%, and 1.61% for the First Eagle Global Fund Class A, I and C; First Eagle Overseas Fund Class A, I, and C; First Eagle U.S. Value Fund Class A, I, and C; First Eagle Gold Fund Class A, I and C ; and First Eagle Fund of America Class Y, C, and A, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FIRST EAGLE FUNDS

Fund Expenses—(Continued)

(Unaudited)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5.00% per year before expenses, which is not the First Eagle Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the First Eagle Funds and other funds. To do so, compare the 5.00% hypothetical example relating to the First Eagle Funds with the 5.00% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(2)
First Eagle Global Fund Class A	5.00%	$1,000.00	$1,018.70	$6.16
First Eagle Global Fund Class I	5.00%	1,000.00	1,019.89	4.96
First Eagle Global Fund Class C	5.00%	1,000.00	1,014.98	9.89
First Eagle Overseas Fund Class A	5.00%	1,000.00	1,018.79	6.06
First Eagle Overseas Fund Class I	5.00%	1,000.00	1,020.08	4.76
First Eagle Overseas Fund Class C	5.00%	1,000.00	1,015.12	9.74
First Eagle U.S. Value Fund Class A	5.00%	1,000.00	1,018.10	6.76
First Eagle U.S. Value Fund Class I	5.00%	1,000.00	1,019.39	5.46
First Eagle U.S. Value Fund Class C	5.00%	1,000.00	1,014.38	10.49
First Eagle Gold Fund Class A	5.00%	1,000.00	1,018.25	6.61
First Eagle Gold Fund Class I	5.00%	1,000.00	1,019.49	5.36
First Eagle Gold Fund Class C	5.00%	1,000.00	1,014.53	10.34
First Eagle Fund of America Class Y	5.00%	1,000.00	1,017.60	7.25
First Eagle Fund of America Class C	5.00%	1,000.00	1,013.88	10.99
First Eagle Fund of America Class A	5.00%	1,000.00	1,016.81	8.05
(1)	For the six months ended April 30, 2005
(2)

Expenses are equal to the annualized expense ratio of 1.23%, 0.99%, 1.98%, 1.21%, 0.95%, 1.95%, 1.35%, 1.09%, 2.10%, 1.32%, 1.07%, 2.07%, 1.45%, 2.20%, and 1.61% for the First Eagle Global fund Class A, I, and C; First Eagle Overseas Fund Class A, I, and C; First Eagle U.S. Value Fund Class A, I, and C; First Eagle Gold Fund Class A, I, and C; and First Eagle Fund of America Class Y, C, and A, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND OVERVIEW

FIRST EAGLE GLOBAL FUND	Data as of April 30, 2005 (Unaudited)

THE INVESTMENT STYLE				AVERAGE ANNUAL RETURNS

The First Eagle Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style that helps minimize risk.

					ONE-YEAR	FIVE-YEARS	TEN-YEARS
				First Eagle Global Fund (A Shares)
				without sales load	15.91%	16.92%	13.39%
				with sales load	10.12%	15.73%	12.95%
				MSCI World Index	10.40%	(2.45%)	6.87%
				Consumer Price Index	3.51%	2.58%	2.51%

				GROWTH OF A $10,000 INITIAL INVESTMENT
ASSET ALLOCATION

$35,000

04/95

04/97

04/98

04/99

04/00

04/01

04/02

04/03

04/05

$33,896

$19,439

$12,811

First Eagle Global Fund

MSCI World Index

Consumer Price Index

04/96

30,000

25,000

20,000

15,000

10,000

5,000

0

04/04

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

U.S. Dollar Cash and Equivalents 28.81% U.S. Dollar Bonds and Notes 3.31% U.S. Stocks 18.02% Foreign Stocks 44.77% Commodity- Linked Notes 1.06% Commodities 1.04% Foreign Currency Bonds and Notes 2.45%

COUNTRIES
United States	24.17%	South Africa	0.56%
France	10.77%	Mexico	0.55%
Japan	9.94%	India	0.47%
Switzerland	5.70%	China	0.39%
South Korea	3.82%	Belgium	0.37%
United Kingdom	3.44%	Denmark	0.36%
Germany	1.73%	Malaysia	0.34%
Netherlands	1.53%	Luxembourg	0.30%
Canada	1.44%	Austria	0.26%
Spain	1.51%	Australia and		TOP 10 HOLDINGS
Hong Kong	0.90%	New Zealand	0.24%	Sodexho Alliance SA (French food management services provider)			2.02%
Singapore	0.79%	Brazil	0.23%	Costco Wholesale Corporation (U.S. multiline retailer)			1.99%
Italy	0.71%	Other	0.49%	Nestlé SA (Swiss food manufacturer)			1.78%
				Samsung Electronics Company, Limited Pfd.			1.73%
The Fund’s portfolio composition is subject to change at any time.				(South Korean electronics company)
				Berkshire Hathaway Inc., Class ‘A’ (U.S. holding company)			1.44%
				Shimano Inc. (Japanese manufacturer of bicycle parts)			1.41%
				Rayonier Inc. (U.S. forest products company)			1.35%
				Pargesa Holding AG (Swiss diversified financials company)			1.22%
				Wendel Investissement (French holding company)			1.19%
				Burlington Resources Inc. (U.S. oil and gas production)			1.10%

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—U.S. (18.02%)
	Consumer Discretionary (1.28%)
3,000,000	McDonald’s Corporation	$65,158,761	$87,930,000
1,600,000	Papa John’s International Inc. (a)(c)	46,519,649	54,848,000
192,250	Allen Organ Company, Class ‘B’	6,030,882	11,249,509
390,000	Weyco Group, Inc.	1,285,375	7,335,900
185,000	St. John Knits International Inc. (a)	3,180,703	5,735,000
500,000	A.T. Cross Company, Class ‘A’ (a)	4,150,673	2,800,000
		126,326,043	169,898,409
	Consumer Staples (0.12%)
250,000	Altria Group Inc.	7,640,521	16,247,500
	Energy (1.85%)
3,019,500	Burlington Resources, Inc.	102,690,988	146,777,895
618,224	SEACOR Holdings Inc. (a)(c)	25,899,775	35,244,950
275,000	ConocoPhillips	14,952,547	28,833,750
562,000	CONSOL Energy, Inc. (b)	10,127,447	24,300,880
134,000	Murphy Oil Corporation	2,633,035	11,938,060
		156,303,792	247,095,535
	Financials (0.02%)
114,750	East Texas Financial Services, Inc. (c)	862,687	1,884,769
8,200	Redwood Financial, Inc. (a)(e)	71,750	174,250
		934,437	2,059,019
	Health Care (0.51%)
1,000,000	Johnson & Johnson Inc.	55,850,767	68,630,000
	Holding Companies (1.52%)
2,276	Berkshire Hathaway Inc., Class ‘A’ (a)	183,258,526	191,980,600
7,432	Case Pomeroy & Company, Inc. Class ‘A’	7,366,948	9,475,800
2,485	J.G. Boswell Company	573,840	1,534,487
		191,199,314	202,990,887
	Industrials (2.03%)
5,495,000	Blount International Inc. (a)	73,752,627	81,380,950
2,500,000	Tyco International Limited	37,527,905	78,275,000
765,000	SPX Corporation	34,198,773	29,597,850
692,960	Manpower Inc.	27,398,717	26,713,608
700,000	UniFirst Corporation (c)	10,743,920	26,208,000
508,500	Franklin Electric Company, Inc.	10,742,694	18,082,260
185,000	Banta Corporation	8,237,862	7,703,400
365,000	Kaiser Ventures LLC (a)(i)	—	1,277,500
4,805	Conbraco Industries, Inc. (a)	1,568,050	927,365
		204,170,548	270,165,933
	Materials (0.59%)
1,435,000	Vulcan Materials Company	59,885,908	76,112,400
43,500	TXI Capital Trust 5 1/2% Conv. Pfd.	1,400,264	2,039,063
		61,286,172	78,151,463
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—U.S.—(continued)
	Media (2.12%)
13,060,000	Liberty Media Corporation (a)	$114,515,393	$131,122,400
1,000,000	Liberty Media International Inc., Class ‘A’ (a)	33,361,789	41,470,000
1,575,000	Valassis Communications, Inc. (a)	45,909,183	55,518,750
1,224,000	Clear Channel Communications, Inc.	41,395,155	39,094,560
1,000,000	The DIRECTV Group, Inc. (a)	10,572,284	14,120,000
34,924	Mills Music Trust (c)	1,055,337	1,502,605
		246,809,141	282,828,315
	Paper and Forest Products (1.99%)
3,585,000	Rayonier Inc. (c)	100,111,758	180,182,100
1,565,000	Plum Creek Timber Company, Inc.	43,222,016	54,055,100
925,200	Longview Fibre Company	6,870,479	17,097,696
375,000	Deltic Timber Corporation	9,704,395	13,293,750
		159,908,648	264,628,646
	Precious Metals (1.46%)
2,500,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	88,980,990	86,650,000
445,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	13,421,317	19,179,500
925,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	9,690,611	6,521,250
5,471,750	Newmont Mining Corporation	37,636,211	81,708,092
		149,729,129	194,058,842
	Real Estate (0.18%)
500,000	Crescent Real Estate Equities Company	7,671,061	8,400,000
175,000	ProLogis	—	6,928,250
165,000	Catellus Development Corporation	607,726	4,570,500
258,133	Price Legacy Corporation Pfd., Series ‘A’	2,935,244	4,091,408
21,124	Security Global European Realty (a)(e)	422,475	382,133
		11,636,506	24,372,291
	Retail (3.55%)
6,539,370	Costco Wholesale Corporation	268,051,198	265,367,635
2,500,000	Tiffany & Company	71,936,149	75,375,000
1,625,000	Barnes and Noble, Inc. (a)	30,355,707	57,850,000
575,000	The Sherwin-Williams Company	16,399,200	25,627,750
700,000	May Department Stores Company	16,184,110	24,556,000
1,000,000	Dillard’s Inc., Class ‘A’	16,266,643	23,270,000
150,000	Hancock Fabrics, Inc.	477,528	888,000
		419,670,535	472,934,385
	Technology and Telecommunications (0.70%)
3,875,000	American Power Conversion Corporation	67,495,512	94,007,500
	Utilities (0.10%)
315,000	CalEnergy Capital Trust 6.5% Conv. Pfd.	13,865,312	13,545,000
	Total Common and Preferred Stocks—U.S.	1,872,826,377	2,401,613,725
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—Non U.S. (44.77%)
	Australia and New Zealand (0.21%)
6,650,000	News and Media NZ Limited exchangeable preference shares (10)	$17,173,423	$22,006,965
1,417,500	Spotless Group Limited (8)	2,660,020	5,423,936
		19,833,443	27,430,901
	Austria (0.26%)
524,611	Flughafen Wien AG (16)	17,723,406	33,985,784
	Belgium (0.37%)
1,603,662	Deceuninck (1)	39,670,676	49,210,938
	Brazil (0.23%)
850,000	Petroleo Brasileiro SA ADR (3)	22,717,709	31,237,500
	Canada (1.38%)
1,500,000	EnCana Corporation (3)	47,287,728	95,790,000
2,025,000	Aber Diamond Corporation (9)	66,056,173	51,946,141
3,825,000	IAMGOLD Corporation (12)	28,318,173	23,301,341
625,000	Pan American Silver Corporation (a)(b)(12)	1,994,168	8,859,166
300,000	Meridian Gold Inc. (a)(12)	1,088,716	4,578,409
		144,744,958	184,475,057
	Chile (0.06%)
700,000	Quinenco SA ADR (8)	4,366,596	8,295,000
	China (0.39%)
868,000	PetroChina Company, Limited ADR (3)	26,620,299	51,828,280
	Commonwealth of Independent States (0.07%)
556,624	Firebird Fund, L.P. (a)(b)(e)(7)	1,000,000	9,281,917
	Denmark (0.36%)
735,000	Carlsberg A/S, ‘B’ (2)	27,421,802	36,010,110
265,000	Carlsberg A/S, ‘A’ (2)	11,736,822	11,815,432
		39,158,624	47,825,542
	France (10.37%)
8,103,995	Sodexho Alliance SA (1)	238,412,473	269,642,354
2,000,000	Wendel Investissement (7)	47,167,114	158,901,275
4,798,000	Vivendi Universal SA (a)(10)	112,184,833	144,332,846
1,951,500	L’Oréal SA (2)	146,972,290	139,605,900
2,811,854	Remy Cointreau SA (2)	96,393,486	120,475,136
1,465,000	Essilor International SA (6)	71,835,914	104,143,059
1,412,000	Accor SA (1)	67,275,996	64,258,440
750,000	Neopost SA (8)	43,205,272	62,675,938
2,247,750	PagesJaunes Groupe SA (10)	40,083,940	53,590,011
900,000	Société BIC SA (8)	41,548,917	48,554,311
52,250	Société Sucrière de Pithiviers-le-Vieil (c)(2)	27,284,262	37,445,697
765,000	Financiere Marc de Lacharrière SA (7)	31,307,572	35,631,198
335,813	Eurazeo (7)	15,890,250	30,871,673
731,600	Cap Gemini SA (a)	25,347,564	22,638,581
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—Non U.S.—(continued)
	France—(continued)
155,000	Guyenne Et Gascogne SA (2)	$16,788,228	$17,350,475
56,250	Taittinger C.I. (1)	2,775,854	16,067,042
31,780	Taittinger SA (1)	7,172,299	10,958,450
55,380	Robertet SA (2)	5,944,357	8,550,561
42,252	Robertet SA C.I. (2)	800,508	5,054,450
350,000	Sagem SA (15)	1,825,715	7,160,207
85,000	Gaumont SA (10)	4,535,314	6,835,328
385,000	Sabeton SA (c)(7)	4,841,233	6,117,699
70,000	NSC Groupe (c)(8)	12,400,388	6,034,389
20,000	Société du Louvre Reg D (1)	2,397,071	2,856,363
90,808	Business Objects SA ADR (a)(15)	1,725,758	2,343,754
		1,066,116,608	1,382,095,137
	Germany (1.73%)
1,725,000	Fraport AG (16)	58,923,204	68,914,582
735,000	Hornbach Holding AG Pfd. (1)	46,863,613	66,954,693
10,651	Hornbach Baumarkt AG (1)	391,481	438,394
113,393	Bertelsmann AG D.R.C. (10)	26,746,575	34,927,793
280,800	Merck KGaA (6)	5,293,295	21,316,188
1,000,000	Suedzucker AG (2)	13,706,992	18,347,629
264,000	Vossloh AG (16)	13,553,161	13,162,430
50,000	Axel Springer Verlag AG (20)	1,553,189	5,982,923
		167,031,510	230,044,632
	Hong Kong (0.70%)
6,225,000	Guoco Group Limited (7)	52,462,656	62,088,689
25,000,000	Shaw Brothers (Hong Kong) Limited (c)(10)	25,226,481	28,863,916
21,500,000	City e-Solutions Limited (c)(1)	971,287	2,151,324
		78,660,424	93,103,929
	India (0.47%)
7,150,000	Hindustan Lever Limited (2)	19,866,524	22,630,847
2,325,000	Tata Motors Limited (1)	23,275,395	22,012,815
1,174,999	Nestle India Limited (2)	14,548,375	17,972,718
		57,690,294	62,616,380
	Italy (0.71%)
5,000,000	Italcementi S.p.A. RNC (9)	48,300,970	59,507,563
2,550,000	Caltagirone Editore S.p.A. (10)	20,817,771	23,261,989
187,919	Italmobiliare S.p.A. (9)	9,863,794	9,357,117
283,869	Gewiss S.p.A. (8)	1,908,115	1,866,377
		80,890,650	93,993,046
	Japan (9.94%)
5,675,000	Shimano Inc. (1)	93,079,216	188,336,830
2,575,000	Ono Pharmaceutical Company, Limited (6)	106,968,545	131,131,986
24,025,000	Aioi Insurance Company, Limited (4)	89,923,374	124,180,336
3,000,000	Secom Company, Limited (8)	112,613,234	120,160,214

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—Non U.S.—(continued)
	Japan—(continued)
5,575,000	Toho Company Limited (10)	$82,962,282	$88,255,770
12,000,000	NIPPONKOA Insurance Company, Limited (4)	54,518,219	80,679,001
1,855,000	Kose Corporation (2)	63,970,631	68,461,282
555,000	Nintendo Company, Limited (15)	45,409,065	63,354,473
1,250,000	Fuji Photo Film Company, Limited (1)	36,015,119	41,364,677
4,500,000	Mitsui Sumitomo Insurance Company, Limited (4)	23,444,565	40,940,301
1,112,000	Toyota Motor Corporation (1)	40,261,042	40,721,724
2,000,000	Olympus Corporation (6)	41,868,384	40,530,231
1,500,000	Shimachu Company Limited (1)	35,941,986	38,694,450
2,000,000	Makita Corporation (1)	14,940,376	37,821,858
3,000,000	Wacoal Corporation (2)	27,650,425	37,650,200
7,575,000	Iino Kaiun Kaisha, Limited (c)(16)	30,440,269	36,769,741
1,000,000	Aderans Company (2)	23,155,963	24,032,043
1,125,000	Shoei Company, Limited (c)(7)	7,248,298	21,446,452
889,000	Daiichi Pharmaceutical Corporation (6)	13,541,830	20,601,469
878,000	Chofu Seisakusho Company, Limited (1)	16,080,413	19,216,193
2,825,000	Okumura Corporation (8)	12,673,085	17,565,325
770,000	T. Hasegawa Co. Limited (2)	12,754,029	13,291,055
937,500	Seikagaku Corporation (a)(6)	9,582,379	13,196,166
1,000,000	Nisshinbo Industries, Inc. (1)	4,271,416	7,819,950
600,000	Mitsubishi Securities Company, Limited (4)	4,300,878	4,995,232
90,000	Cosel Company, Limited (8)	2,504,359	2,433,244
		1,006,119,382	1,323,650,203
	Luxembourg (0.28%)
660,150	Tenaris SA ADR (3)	22,525,308	37,727,573
	Mexico (0.55%)
12,725,000	Industrias Peñoles, SA de C.V. (12)	28,034,478	59,830,915
6,842,100	Embotelladoras Arca SA (2)	12,460,765	13,567,273
		40,495,243	73,398,188
	Netherlands (1.53%)
3,050,000	Heineken Holding NV (2)	79,781,676	86,962,100
7,380,000	Koninklijke Ahold NV (a)(14)	58,061,589	55,453,586
1,075,000	Arcadis NV (c)(8)	15,041,330	21,839,919
315,000	OPG Groep NV (6)	7,677,057	20,366,061
767,500	Holdingmaatschappij de Telegraaf NV (10)	14,080,509	18,713,198
		174,642,161	203,334,864
	Russia (0.00%)
250,000	YUKOS Oil Company ADR (a)(3)	6,914,216	635,000
	Singapore (0.39%)
4,000,000	Fraser & Neave Limited (2)	25,007,469	37,869,533
13,467,250	ComfortDelgro Corporation Limited (2)	3,279,184	14,312,860
		28,286,653	52,182,393

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—Non U.S.—(continued)
	South Africa (0.56%)
2,000,000	Gold Fields Limited (12)	$7,102,817	$20,082,305
1,425,000	Gold Fields Limited ADR (12)	18,096,752	14,178,750
3,025,000	Harmony Gold Mining Company Limited ADR (2)	34,910,454	18,966,750
1,000,000	Harmony Gold Mining Company Limited (2)	4,591,642	6,386,831
7,150,000	Mvelaphanda Resources Limited (a)(12)	23,702,956	15,594,650
		88,404,621	75,209,286
	South Korea (3.82%)
773,370	Samsung Electronics Company, Limited Pfd. (15)	182,212,773	231,134,550
1,550,000	Samsung Corporation (15)	13,005,625	19,664,527
2,225,000	KT&G Corporation (2)	58,910,392	80,332,966
1,291,980	Hana Bank (a)(4)	34,357,970	32,523,015
46,250	Lotte Confectionery Company, Limited (2)	14,466,853	29,778,859
7,750	Lotte Chilsung Beverage Company (2)	1,161,734	7,663,725
65,500	Nam Yang Dairy Products (c)(2)	14,805,002	27,984,154
1,049,410	SK Telecom Company Limited ADR (15)	20,260,928	20,421,519
2,125,000	Daeduck Electronics Company, Limited (15)	15,483,529	17,049,443
784,950	Daeduck GDS Company, Limited (15)	5,030,482	7,549,564
966,000	Kangwon Land Inc. (1)	14,292,625	13,514,893
501,000	Kukdong Electric Wire Company, Limited (c)(15)	10,918,559	12,561,428
35,000	Amorepacific Corporation (2)	7,575,167	8,670,143
		392,481,639	508,848,786
	Spain (1.51%)
3,500,000	Corporacion Financiera Alba SA (7)	75,163,515	132,711,514
1,619,610	Altadis SA (2)	49,099,094	68,288,459
		124,262,609	200,999,973
	Switzerland (5.65%)
907,911	Nestlé SA (2)	236,498,176	237,645,211
42,910	Pargesa Holding AG (7)	116,729,969	162,913,029
625,000	Kuehne & Nagel International AG (16)	48,363,194	128,000,084
26,500	Lindt & Spruengli AG (2)	13,387,426	39,557,200
1,875	Lindt & Spruengli AG PC (2)	17,591,951	29,454,654
100,000	Schindler Holding PC (8)	29,423,652	36,419,134
88,500	Schindler Holding AG (c)(8)	29,445,915	32,304,942
56,250	Edipresse SA (10)	18,522,780	31,493,038
41,500	Sika Finanz AG (a)(9)	8,732,269	30,123,766
12,750	Zehnder Group AG-B (8)	15,497,318	16,398,645
52,282	Société Générale d’Affichage (a)(10)	3,681,557	7,651,238
		537,874,207	751,960,941
	Taiwan (0.01%)
1,509,000	PHOENIXTEC POWER Co. Limited (8)	1,683,262	1,654,393
	Thailand (0.03%)
577,000	The Oriental Hotel Public Company Limited (1)	2,636,472	4,621,850

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—Non U.S.—(continued)
	United Kingdom (3.00%)
10,000,000	Associated British Ports Holding (16)	$81,638,196	$87,824,905
3,875,000	Anglo American Plc (12)	89,780,175	85,847,533
11,373,600	Millennium & Copthorne Hotel Plc (1)	64,231,721	77,208,791
1,375,000	Amdocs, Limited (a)(15)	29,218,760	36,726,250
4,375,000	IMI Plc (8)	16,704,937	33,184,791
18,000,000	Enodis Plc (a)(8)	15,180,578	33,059,565
4,394,000	easyJet Plc (a)(16)	18,402,838	18,173,687
700,000	Antofagasta Holdings Plc (12)	1,822,782	14,960,288
3,000,000	McBride Plc (2)	7,569,080	8,415,162
145,000	Lonmin Plc (12)	292,225	2,540,005
700,000	J.Z. Equity Partners, Plc (4)	1,316,267	2,003,610
		326,157,559	399,944,587
	Miscellaneous (0.19%)
1,375,000	Banco Latinoamericano de Exportaciones SA ADR (4)	22,535,552	25,973,750
	Total Common and Preferred Stocks	4,541,244,081	5,965,565,830

Ounces
	Commodities (1.04%)
197,538	Gold bullion (a)	80,479,899	85,919,351
7,570,193	Silver bullion (a)	49,915,351	52,196,479
	Total Commodities	130,395,250	138,115,830

Principal Amount
	Notes, Bonds and Convertible Bonds (7.36%)
	Commodity-Linked Notes (1.60%)
$2,600,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(g)(12)	2,600,000	2,925,980
2,000,000	UBS Gold-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,275,254
1,500,000	UBS Gold-Linked Note 0% due 5/20/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,733,841
2,050,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(g)(12)	2,050,000	2,492,761
2,900,000	UBS Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	2,900,000	3,425,213
3,400,000	UBS Gold-Linked Note 0% due 6/09/2005 (a)(b)(d)(e)(g)(12)	3,400,000	3,920,054
5,350,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(g)(12)	5,350,000	6,154,490
1,500,000	UBS Gold-Linked Note 0% due 7/05/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,743,391
5,300,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(g)(12)	5,300,000	6,005,711
1,800,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(g)(12)	1,800,000	1,973,515
1,200,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,343,831
2,200,000	UBS Gold-Linked Note 0% due 8/17/2005 (a)(b)(d)(e)(g)(12)	2,200,000	2,527,756
2,250,000	UBS Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,507,933
1,200,000	UBS Gold-Linked Note 0% due 9/01/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,323,991
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,162,128
1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,149,922
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(g)(12)	$1,100,000	$1,137,070
1,150,000	UBS Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,181,747
1,200,000	UBS Gold-Linked Note 0% due 12/08/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,134,528
2,150,000	UBS Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(g)(12)	2,150,000	2,025,349
2,000,000	UBS Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,866,948
1,150,000	UBS Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,069,156
1,200,000	UBS Gold-Linked Note 0% due 12/23/2005 (a)(b)(d)(e)(h)(12)	1,200,000	1,165,508
1,150,000	UBS Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(h)(12)	1,150,000	1,116,756
1,150,000	UBS Gold-Linked Note 0% due 1/03/2006 (a)(b)(d)(e)(h)(12)	1,150,000	1,090,688
650,000	UBS Gold-Linked Note 0% due 2/10/2006 (a)(b)(d)(e)(h)(12)	650,000	666,816
1,850,000	UBS Gold-Linked Note 0% due 2/17/2006 (a)(b)(d)(e)(h)(12)	1,850,000	1,913,555
1,950,000	UBS Gold-Linked Note 0% due 2/24/2006 (a)(b)(d)(e)(h)(12)	1,950,000	2,140,035
2,400,000	UBS Gold-Linked Note 0% due 3/02/2006 (a)(b)(d)(e)(g)(12)	2,400,000	2,474,702
2,400,000	UBS Gold-Linked Note 0% due 3/03/2006 (a)(b)(d)(e)(g)(12)	2,400,000	2,446,668
1,200,000	UBS Gold-Linked Note 0% due 3/24/2006 (a)(b)(d)(e)(h)(12)	1,200,000	1,157,170
1,500,000	UBS Silver-Linked Note 0% due 5/06/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,822,614
2,000,000	UBS Silver-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,429,144
1,500,000	UBS Silver-Linked Note 0% due 5/19/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,843,656
2,000,000	UBS Silver-Linked Note 0% due 5/27/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,587,502
1,500,000	UBS Silver-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,840,336
1,500,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,769,272
2,000,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,383,940
2,000,000	UBS Silver-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,550,308
2,000,000	UBS Silver-Linked Note 0% due 7/06/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,504,294
2,000,000	UBS Silver-Linked Note 0% due 9/23/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,301,794
1,400,000	UBS Silver-Linked Note 0% due 4/12/2006 (a)(b)(d)(e)(h)(12)	1,400,000	1,359,942
1,500,000	HSBC Gold-Linked Note 0% due 5/12/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,715,700
3,250,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(g)(12)	3,250,000	3,963,375
700,000	HSBC Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	700,000	822,150
1,091,000	HSBC Gold-Linked Note 0% due 6/16/2005 (a)(b)(d)(e)(g)(12)	1,091,000	1,274,506
2,263,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(g)(12)	2,263,000	2,657,893
5,035,000	HSBC Gold-Linked Note 0% due 6/27/2005 (a)(b)(d)(e)(g)(12)	5,035,000	5,701,130
5,170,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(g)(12)	5,170,000	5,850,889
1,000,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,130,300
1,150,000	HSBC Gold-Linked Note 0% due 6/30/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,307,895
1,200,000	HSBC Gold-Linked Note 0% due 7/01/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,335,120
1,200,000	HSBC Gold-Linked Note 0% due 7/14/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,337,400
3,723,000	HSBC Gold-Linked Note 0% due 7/15/2005 (a)(b)(d)(e)(g)(12)	3,723,000	4,065,516
6,600,000	HSBC Gold-Linked Note 0% due 7/19/2005 (a)(b)(d)(e)(g)(12)	6,600,000	7,182,780
6,000,000	HSBC Gold-Linked Note 0% due 7/22/2005 (a)(b)(d)(e)(g)(12)	6,000,000	6,605,400
7,714,000	HSBC Gold-Linked Note 0% due 7/26/2005 (a)(b)(d)(e)(g)(12)	7,714,000	8,397,460
1,180,000	HSBC Gold-Linked Note 0% due 7/29/2005 (a)(b)(d)(e)(g)(12)	1,180,000	1,323,960
1,655,000	HSBC Gold-Linked Note 0% due 8/02/2005 (a)(b)(d)(e)(g)(12)	1,655,000	1,904,739
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$1,095,000	HSBC Gold-Linked Note 0% due 8/05/2005 (a)(b)(d)(e)(g)(12)	$1,095,000	$1,275,565
1,125,000	HSBC Gold-Linked Note 0% due 8/08/2005 (a)(b)(d)(e)(g)(12)	1,125,000	1,291,162
1,157,500	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,157,500	1,328,115
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(g)(12)	1,174,000	1,347,047
1,200,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,340,400
1,000,000	HSBC Gold-Linked Note 0% due 9/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,087,500
1,000,000	HSBC Gold-Linked Note 0% due 9/13/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,098,900
1,000,000	HSBC Gold-Linked Note 0% due 9/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,128,200
1,000,000	HSBC Gold-Linked Note 0% due 9/19/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,106,000
1,000,000	HSBC Gold-Linked Note 0% due 10/03/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,077,900
1,000,000	HSBC Gold-Linked Note 0% due 10/04/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,076,400
1,000,000	HSBC Gold-Linked Note 0% due 10/21/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,053,200
1,000,000	HSBC Gold-Linked Note 0% due 10/25/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,039,900
1,000,000	HSBC Gold-Linked Note 0% due 10/27/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,022,400
1,210,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,210,000	1,245,937
1,000,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,027,200
1,000,000	HSBC Gold-Linked Note 0% due 11/01/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,007,600
1,000,000	HSBC Gold-Linked Note 0% due 11/02/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,012,900
1,000,000	HSBC Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,017,500
855,000	HSBC Gold-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(g)(12)	855,000	875,947
1,000,000	HSBC Gold-Linked Note 0% due 11/08/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,006,500
1,000,000	HSBC Gold-Linked Note 0% due 11/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,027,900
1,000,000	HSBC Gold-Linked Note 0% due 11/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	996,000
1,000,000	HSBC Gold-Linked Note 0% due 11/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	989,900
2,000,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,948,200
1,552,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(g)(12)	1,552,000	1,516,459
1,173,000	HSBC Gold-Linked Note 0% due 11/24/2005 (a)(b)(d)(e)(g)(12)	1,173,000	1,123,851
1,000,000	HSBC Gold-Linked Note 0% due 11/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	944,300
1,000,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(g)(12)	1,000,000	941,900
2,000,000	HSBC Gold-Linked Note 0% due 12/05/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,872,200
1,000,000	HSBC Gold-Linked Note 0% due 12/07/2005 (a)(b)(d)(e)(g)(12)	1,000,000	934,000
1,000,000	HSBC Gold-Linked Note 0% due 12/07/2005 (a)(b)(d)(e)(g)(12)	1,000,000	925,600
1,000,000	HSBC Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	942,700
1,000,000	HSBC Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	935,300
2,000,000	HSBC Gold-Linked Note 0% due 12/12/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,870,000
1,000,000	HSBC Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(g)(12)	1,000,000	924,200
1,000,000	HSBC Gold-Linked Note 0% due 12/14/2005 (a)(b)(d)(e)(g)(12)	1,000,000	928,100
1,000,000	HSBC Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	983,100
1,000,000	HSBC Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	975,400
1,000,000	HSBC Gold-Linked Note 0% due 12/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	976,500
1,000,000	HSBC Gold-Linked Note 0% due 12/21/2005 (a)(b)(d)(e)(g)(12)	1,000,000	977,800
1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(g)(12)	1,000,000	975,600
1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(g)(12)	1,000,000	966,000
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(g)(12)	$1,000,000	$959,000
1,320,000	HSBC Gold-Linked Note 0% due 12/29/2005 (a)(b)(d)(e)(g)(12)	1,320,000	1,259,148
1,000,000	HSBC Gold-Linked Note 0% due 12/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	963,700
1,000,000	HSBC Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(g)(12)	1,000,000	964,400
2,000,000	HSBC Gold-Linked Note 0% due 1/04/2006 (a)(b)(d)(e)(g)(12)	2,000,000	1,917,000
1,000,000	HSBC Gold-Linked Note 0% due 1/05/2006 (a)(b)(d)(e)(g)(12)	1,000,000	955,200
1,000,000	HSBC Gold-Linked Note 0% due 1/06/2006 (a)(b)(d)(e)(g)(12)	1,000,000	987,000
1,000,000	HSBC Gold-Linked Note 0% due 1/06/2006 (a)(b)(d)(e)(g)(12)	1,000,000	974,700
2,100,000	HSBC Gold-Linked Note 0% due 1/30/2006 (a)(b)(d)(e)(h)(12)	2,100,000	2,173,290
1,160,000	HSBC Gold-Linked Note 0% due 3/06/2006 (a)(b)(d)(e)(h)(12)	1,160,000	1,148,168
1,175,000	HSBC Gold-Linked Note 0% due 3/10/2006 (a)(b)(d)(e)(h)(12)	1,175,000	1,180,757
655,000	HSBC Gold-Linked Note 0% due 3/14/2006 (a)(b)(d)(e)(g)(12)	655,000	652,773
1,750,000	HSBC Gold-Linked Note 0% due 4/11/2006 (a)(b)(d)(e)(g)(12)	1,750,000	1,802,850
1,000,000	HSBC Silver-Linked Note 0% due 10/05/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,051,100
1,000,000	HSBC Silver-Linked Note 0% due 10/06/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,029,500
1,000,000	HSBC Silver-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(g)(12)	1,000,000	974,500
1,000,000	HSBC Silver-Linked Note 0% due 11/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	878,500
		197,682,500	213,234,351
	U.S. Treasury Notes (1.22%)
10,000,000	U.S. Treasury Zero Coupon Strip due 11/15/2007 (a)(5)	8,612,364	9,121,210
36,473,280	U.S. Treasury Inflation Index Note 4 1/4% due 1/15/2010 (5)	38,792,898	41,733,420
95,988,600	U.S. Treasury Inflation Index Note 3% due 7/15/2012 (5)	104,569,926	106,798,644
5,000,000	U.S. Treasury Note 5 3/8% due 2/15/2031 (5)	4,715,341	5,648,830
		156,690,529	163,302,104
	U.S. Dollar Bonds and Notes (1.80%)
2,750,000	Westpoint Stevens Inc. 7 7/8% due 6/15/2005 (a)(f)(1)	2,504,977	13,750
5,000,000	Tyco International Group SA 6 3/8% due 2/15/2006 (8)	4,800,027	5,096,390
20,500,000	Tyco International Group SA 6 3/4% due 2/15/2011 (8)	17,378,733	22,533,190
3,500,000	American Standard Companies Inc. 7 1/8% due 6/01/2006 (8)	3,189,729	4,705,922
4,910,000	American Standard Companies Inc. 8 1/4% due 6/01/2009 (8)	5,236,862	5,583,426
20,000,000	Lucent Technologies 7 1/4% due 7/15/2006 (15)	16,287,627	20,450,000
15,140,000	Columbus McKinnon Corporation 8 1/2% due 4/01/2008 (8)	14,027,536	15,215,700
5,735,000	Columbus McKinnon Corporation 10% due 8/01/2010 (8)	5,900,062	6,193,800
3,500,000	Computer Associates 6 1/2% due 4/15/2008 (15)	3,106,569	3,667,202
22,000,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (15)	15,490,032	16,940,000
2,385,000	Longview Fibre Company 10% due 1/15/2009 (11)	2,456,978	2,528,100
4,850,000	Crescent Real Estate Equities Company 9 1/4% due 4/15/2009 (13)	4,928,625	5,117,570
13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	12,912,244	15,374,515
1,900,000	Sanmina-SCI Corporation 10 3/8% due 1/15/2010 (15)	1,899,072	2,090,000
1,250,000	Freeport McMoRan Copper and Gold, Inc. 10 1/8% due 2/01/2010 (12)	1,273,750	1,375,000
610,000	Ethyl Corporation 8 7/8% due 5/01/2010 (9)	646,600	645,075
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

	Principal Amount		Cost (Note 1)	Value (Note 1)
		Notes, Bonds and Convertible Bonds—(continued)
		U.S. Dollar Bonds and Notes—(continued)
	$1,878,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	$1,893,090	$2,037,630
	6,900,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	7,351,750	7,969,500
	13,000,000	Steinway Musical Instruments 8 3/4% due 4/15/2011 (1)	13,134,657	13,715,000
	10,000,000	Texas Industries Inc. 10 1/4% due 6/15/2011 (9)	10,437,500	11,275,000
	3,500,000	Toys ‘R’ Us, Inc. 7 5/8% due 8/01/2011 (14)	3,416,898	3,176,250
	5,812,000	Blount International Inc. 8 7/8% due 8/01/2012 (8)	5,812,000	6,015,420
	5,500,000	Greif Inc. Corporation 8 7/8% due 8/01/2012 (9)	5,487,180	5,885,000
	646,000	Manitowoc Company Inc. 10 1/2% due 8/01/2012 (8)	646,000	721,905
	6,000,000	Fimep SA 10 1/2% due 2/15/2013 (8)	6,000,000	6,780,000
	19,718,530	Winn-Dixie 7.803% due 9/01/2017 (b)(f)(2)	16,577,158	14,690,304
	20,000,000	Winn-Dixie 8.181% due 9/01/2024 (b)(f)(2)	15,713,406	14,500,000
	2,000,000	Legrand SA 8 1/2% due 2/15/2025 (8)	1,955,943	2,400,000
	4,200,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,530,336	4,522,921
	10,000,000	Christiania Bank Floating Rate Perpetual Notes (3.6775% @4/30/2005) (4)	6,826,750	8,566,940
	5,500,000	Bergen Bank Floating Rate Perpetual Notes (3.255%@4/30/2005) (4)	3,888,750	4,647,500
	3,500,000	Den Norske Bank Floating Rate Perpetual Notes (3.31%@4/30/2005) (4)	2,610,000	3,126,539
	3,170,000	Den Norske Bank Floating Rate Perpetual Notes (3.14%@4/30/2005) (4)	2,059,625	2,821,630
			219,380,466	240,381,179
		U.S. Dollar Convertible Bonds (0.29%)
	2,000,000	TriQuint Semiconductor Inc. 4% due 3/01/2007 (15)	1,744,284	1,917,500
	15,000,000	SCI Systems Inc. 3% due 3/15/2007 (15)	11,766,476	14,156,250
	12,000,000	Ivax Corporation 4 1/2% due 5/15/2008 (6)	10,288,447	11,790,000
	10,000,000	CP Ships Limited 4% due 6/30/2024 (b)(16)	9,424,782	9,387,500
	2,500,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(i)(10)	2,482,264	25,000
	82,570	Seneca Foods Corporation 0% due 12/31/2049 Series 2003 (a)(i)(2)	1,242,678	1,453,232
			36,948,931	38,729,482
		Non U.S. Dollar Notes and Bonds (2.40%)
SGD	85,000,000	Singapore Government 2 5/8% due 10/01/2007 (5)	51,831,061	52,496,482
CAD	8,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	5,284,107	7,225,034
HKD	205,000,000	Hong Kong Government 3.57% due 12/17/2007 (5)	27,257,623	26,947,144
EUR	5,000,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	4,422,660	6,819,245
GBP	15,000,000	EMI Group Plc 8 1/4% due 5/20/2008 (10)	23,759,987	31,047,168
EUR	1,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	1,733,805	2,216,316
SEK	125,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	21,175,671	21,955,307
EUR	2,000,000	Independent News and Media 8% due 12/15/2008 (10)	2,417,480	2,824,197
EUR	2,500,000	Independent News and Media 5 3/4% due 5/17/2009 (10)	2,684,637	3,264,874
MYR	165,000,000	Malaysian Government 4.305% due 2/27/2009 (5)	44,064,067	44,853,947
EUR	14,298,050	Republic of France O.A.T. 3% due 7/25/2009 (5)	12,246,713	20,232,510
EUR	3,750,000	Prosieben Media 11 1/4% due 7/31/2009 (10)	3,547,735	5,518,522
EUR	6,240,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	6,213,001	8,751,279
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

	Principal Amount		Cost (Note 1)	Value (Note 1)
		Notes, Bonds and Convertible Bonds—(continued)
		Non U.S. Dollar Notes and Bonds—(continued)
EUR	11,000,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	$12,211,078	$11,180,988
EUR	3,000,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	3,251,048	3,049,360
EUR	4,000,000	Riverdeep Group Limited 9 1/4% due 4/15/2011 (b)(15)	4,774,136	5,558,328
EUR	8,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,853,248	12,112,201
GBP	3,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	4,974,448	5,718,967
GBP	5,875,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	9,174,044	12,555,956
EUR	4,000,000	Fimep SA 11% due 2/15/2013 (8)	4,582,369	6,208,086
EUR	1,500,000	Odyssee Financing 8 3/8% due 10/15/2014 (b)(10)	1,898,550	2,142,272
EUR	22,300,000	Ray Acquisition SCA 9 3/8% due 3/16/2015 (b)(8)	27,004,022	26,683,834
			283,361,490	319,362,017
		Non U.S. Dollar Convertible Bonds (0.05%)
EUR	1,000,000	Aegis Group Plc 2% due 5/15/2006 (10)	965,527	1,383,149
CAD	1,600,000	Noranda Inc. 5% due 4/30/2007 (12)	1,170,009	1,256,445
NZD	4,222,459	Evergreen Forest Limited 0% due 3/19/2009 (a)(b)(11)	2,570,133	3,678,853
			4,705,669	6,318,447
		Total Notes, Bonds and Convertible Bonds	898,769,585	981,327,580
		Short Term Investments (28.99%)
	$48,228,000	Monsanto Company 2.88% due 5/02/2005	48,224,142	48,224,142
	17,772,000	Monsanto Company 2.86% due 5/02/2005	17,770,588	17,770,588
	25,000,000	Monsanto Company 2.90% due 5/03/2005	24,995,972	24,995,972
	30,000,000	Monsanto Company 2.96% due 5/13/2005	29,970,400	29,970,400
	30,000,000	Monsanto Company 2.97% due 5/16/2005	29,962,875	29,962,875
	25,000,000	Monsanto Company 2.97% due 5/20/2005	24,960,812	24,960,812
	24,402,000	Monsanto Company 3.03% due 6/07/2005	24,326,008	24,326,008
	19,069,000	Monsanto Company 3.05% due 6/09/2005	19,005,993	19,005,993
	25,000,000	Wal-mart Stores, Inc. 2.74% due 5/02/2005	24,998,097	24,998,097
	19,569,000	Wal-mart Stores, Inc. 2.75% due 5/02/2005	19,567,505	19,567,505
	12,704,000	Wal-mart Stores, Inc. 2.74% due 5/03/2005	12,702,066	12,702,066
	2,790,000	Wal-mart Stores, Inc. 2.73% due 5/03/2005	2,789,577	2,789,577
	29,062,000	Wal-mart Stores, Inc. 2.75% due 5/09/2005	29,044,240	29,044,240
	25,500,000	Wal-mart Stores, Inc. 2.77% due 5/10/2005	25,482,341	25,482,341
	22,685,000	Wal-mart Stores, Inc. 2.81% due 5/10/2005	22,669,064	22,669,064
	30,000,000	Wal-mart Stores, Inc. 2.82% due 5/17/2005	29,962,400	29,962,400
	30,000,000	Wal-mart Stores, Inc. 2.85% due 5/17/2005	29,962,000	29,962,000
	32,000,000	Wal-mart Stores, Inc. 2.87% due 5/31/2005	31,923,467	31,923,467
	30,000,000	Wal-mart Stores, Inc. 2.87% due 6/01/2005	29,925,858	29,925,858
	32,000,000	Wal-mart Stores, Inc. 2.91% due 6/07/2005	31,904,293	31,904,293
	30,000,000	Wal-mart Stores, Inc. 2.93% due 6/07/2005	29,909,658	29,909,658
	30,000,000	Wal-mart Stores, Inc. 2.94% due 6/14/2005	29,892,200	29,892,200
	20,261,000	Wal-mart Stores, Inc. 2.97% due 6/14/2005	20,187,453	20,187,453
	25,000,000	Wal-mart Stores, Inc. 2.96% due 6/21/2005	24,895,167	24,895,167
	25,000,000	DuPont Ei Nemour 2.75% due 5/02/2005	24,998,090	24,998,090
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Short-Term Investments—(continued)
$12,400,000	DuPont Ei Nemour 2.83% due 5/09/2005	$12,392,202	$12,392,202
27,089,000	DuPont Ei Nemour 2.78% due 5/11/2005	27,068,081	27,068,081
30,000,000	DuPont Ei Nemour 2.77% due 5/13/2005	29,972,300	29,972,300
25,000,000	DuPont Ei Nemour 2.82% due 5/19/2005	24,964,750	24,964,750
25,000,000	DuPont Ei Nemour 2.86% due 5/27/2005	24,948,361	24,948,361
9,562,000	DuPont Ei Nemour 2.92% due 6/03/2005	9,536,406	9,536,406
25,000,000	DuPont Ei Nemour 2.97% due 6/28/2005	24,880,375	24,880,375
25,000,000	RaboBank USA Finance Corporation 2.90% due 5/02/2005	24,997,986	24,997,986
40,000,000	RaboBank USA Finance Corporation 2.69% due 5/04/2005	39,991,033	39,991,033
66,900,000	RaboBank USA Finance Corporation 2.77% due 5/05/2005	66,879,410	66,879,410
50,000,000	RaboBank USA Finance Corporation 2.72% due 5/11/2005	49,962,222	49,962,222
30,000,000	RaboBank USA Finance Corporation 2.87% due 5/13/2005	29,971,300	29,971,300
30,000,000	RaboBank USA Finance Corporation 2.86% due 5/16/2005	29,964,250	29,964,250
25,000,000	RaboBank USA Finance Corporation 2.80% due 5/16/2005	24,970,833	24,970,833
25,000,000	RaboBank USA Finance Corporation 2.80% due 5/17/2005	24,968,889	24,968,889
25,000,000	RaboBank USA Finance Corporation 2.875% due 5/20/2005	24,962,066	24,962,066
23,374,000	RaboBank USA Finance Corporation 2.88% due 5/23/2005	23,332,862	23,332,862
23,200,000	RaboBank USA Finance Corporation 2.90% due 5/23/2005	23,158,884	23,158,884
23,277,000	RaboBank USA Finance Corporation 2.88% due 5/24/2005	23,234,170	23,234,170
30,000,000	RaboBank USA Finance Corporation 2.86% due 5/25/2005	29,942,800	29,942,800
30,000,000	RaboBank USA Finance Corporation 2.93% due 6/02/2005	29,921,867	29,921,867
11,156,000	RaboBank USA Finance Corporation 2.95% due 6/27/2005	11,103,892	11,103,892
20,000,000	Nestle Capital Corporation 2.73% due 5/02/2005	19,998,483	19,998,483
19,200,000	Nestle Capital Corporation 2.765% due 5/09/2005	19,188,203	19,188,203
25,000,000	Nestle Capital Corporation 2.93% due 5/27/2005	24,947,097	24,947,097
23,951,000	Nestle Capital Corporation 2.955% due 6/20/2005	23,852,701	23,852,701
18,000,000	Henkel Corporation 2.83% due 5/02/2005	17,998,585	17,998,585
12,000,000	Henkel Corporation 2.83% due 5/03/2005	11,998,113	11,998,113
19,500,000	Henkel Corporation 2.90% due 5/09/2005	19,487,433	19,487,433
15,000,000	Henkel Corporation 3.03% due 5/31/2005	14,962,125	14,962,125
9,000,000	Henkel Corporation 3.03% due 6/14/2005	8,966,670	8,966,670
15,000,000	Sara Lee Corporation 2.79% due 5/02/2005	14,998,837	14,998,837
22,248,000	Sara Lee Corporation 2.79% due 5/03/2005	22,244,552	22,244,552
17,875,000	Sara Lee Corporation 2.85% due 5/13/2005	17,858,019	17,858,019
19,467,000	Sara Lee Corporation 2.86% due 5/16/2005	19,443,802	19,443,802
20,000,000	Sara Lee Corporation 2.90% due 5/19/2005	19,971,000	19,971,000
30,000,000	Sara Lee Corporation 2.87% due 5/20/2005	29,954,558	29,954,558
10,000,000	Sara Lee Corporation 2.95% due 5/20/2005	9,984,431	9,984,431
30,000,000	Sara Lee Corporation 2.90% due 5/26/2005	29,939,583	29,939,583
30,000,000	Sara Lee Corporation 2.94% due 6/01/2005	29,924,050	29,924,050
25,000,000	Sara Lee Corporation 2.96% due 6/02/2005	24,934,222	24,934,222
15,000,000	Sara Lee Corporation 3.00% due 6/03/2005	14,958,750	14,958,750
22,000,000	Sara Lee Corporation 2.96% due 6/10/2005	21,927,644	21,927,644
30,000,000	Sara Lee Corporation 3.05% due 6/29/2005	29,850,042	29,850,042
14,700,000	PepsiCo Inc. 2.73% due 5/02/2005	14,698,885	14,698,885
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Short-Term Investments—(continued)
$30,000,000	PepsiCo Inc. 2.74% due 5/04/2005	$29,993,150	$29,993,150
30,000,000	PepsiCo Inc. 2.74% due 5/06/2005	29,988,583	29,988,583
1,247,000	PepsiCo Inc. 2.76% due 5/10/2005	1,246,140	1,246,140
20,000,000	PepsiCo Inc. 2.75% due 5/11/2005	19,984,722	19,984,722
20,200,000	PepsiCo Inc. 2.78% due 5/12/2005	20,182,841	20,182,841
25,286,000	PepsiCo Inc. 2.79% due 5/19/2005	25,250,726	25,250,726
20,000,000	PepsiCo Inc. 2.80% due 5/19/2005	19,972,000	19,972,000
15,969,000	PepsiCo Inc. 2.93% due 5/31/2005	15,930,009	15,930,009
18,400,000	PepsiCo Inc. 2.97% due 6/02/2005	18,351,424	18,351,424
10,000,000	Unilever Capital Corporation 2.73% due 5/02/2005	9,999,242	9,999,242
15,000,000	Unilever Capital Corporation 2.73% due 5/06/2005	14,994,312	14,994,312
13,700,000	Unilever Capital Corporation 2.79% due 5/13/2005	13,687,259	13,687,259
10,000,000	Unilever Capital Corporation 2.83% due 5/16/2005	9,988,208	9,988,208
25,000,000	Unilever Capital Corporation 2.83% due 5/17/2005	24,968,556	24,968,556
15,000,000	Unilever Capital Corporation 2.90% due 5/26/2005	14,969,792	14,969,792
25,000,000	Unilever Capital Corporation 2.92% due 5/27/2005	24,947,278	24,947,278
20,000,000	Unilever Capital Corporation 2.87% due 5/27/2005	19,958,544	19,958,544
20,000,000	Unilever Capital Corporation 2.88% due 6/03/2005	19,947,200	19,947,200
7,000,000	Hitachi Limited 2.74% due 5/02/2005	6,999,467	6,999,467
6,000,000	Hitachi Limited 2.76% due 5/03/2005	5,999,080	5,999,080
6,000,000	Hitachi Limited 2.81% due 5/10/2005	5,995,785	5,995,785
3,000,000	Hitachi Limited 2.93% due 5/27/2005	2,993,652	2,993,652
5,000,000	Hitachi Limited 2.95% due 6/10/2005	4,983,611	4,983,611
5,543,000	The Coca-Cola Company 2.76% due 5/02/2005	5,542,575	5,542,575
25,000,000	The Coca-Cola Company 2.76% due 5/09/2005	24,984,667	24,984,667
20,000,000	The Coca-Cola Company 2.80% due 5/23/2005	19,965,778	19,965,778
12,307,000	The Coca-Cola Company 2.85% due 5/26/2005	12,282,642	12,282,642
13,700,000	The Coca-Cola Company 2.88% due 6/01/2005	13,666,024	13,666,024
37,958,000	BMW US Capital Corporation 2.65% due 5/03/2005	37,952,412	37,952,412
25,000,000	BMW US Capital Corporation 2.75% due 5/06/2005	24,990,451	24,990,451
25,000,000	Diageo Capital Plc 2.75% due 5/03/2005	24,996,181	24,996,181
9,377,000	Diageo Capital Plc 2.74% due 5/04/2005	9,374,859	9,374,859
13,418,000	Diageo Capital Plc 2.77% due 5/05/2005	13,413,870	13,413,870
30,000,000	Diageo Capital Plc 2.77% due 5/06/2005	29,988,458	29,988,458
30,000,000	Diageo Capital Plc 2.95% due 5/06/2005	29,987,708	29,987,708
12,500,000	Diageo Capital Plc 2.97% due 5/06/2005	12,494,844	12,494,844
33,095,000	Diageo Capital Plc 2.86% due 5/16/2005	33,055,562	33,055,562
22,750,000	Diageo Capital Plc 2.88% due 5/12/2005	22,729,980	22,729,980
25,000,000	Altria Group Inc. 3.15% due 5/03/2005	24,995,625	24,995,625
23,000,000	7-Eleven Inc. 2.77% due 5/03/2005	22,996,461	22,996,461
13,700,000	7-Eleven Inc. 2.83% due 5/10/2005	13,690,307	13,690,307
15,000,000	7-Eleven Inc. 2.94% due 5/25/2005	14,970,600	14,970,600
14,000,000	7-Eleven Inc. 2.96% due 6/09/2005	13,955,107	13,955,107
12,472,000	Praxair Inc. 2.81% due 5/03/2005	12,470,053	12,470,053
11,500,000	Praxair Inc. 2.95% due 5/05/2005	11,496,231	11,496,231
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Short-Term Investments—(continued)
$24,700,000	Praxair Inc. 2.90% due 5/09/2005	$24,684,082	$24,684,082
21,162,000	Praxair Inc. 3.00% due 5/13/2005	21,140,838	21,140,838
31,833,000	Gannett Company Inc. 2.78% due 5/04/2005	31,825,626	31,825,626
25,000,000	Gannett Company Inc. 2.75% due 5/06/2005	24,990,452	24,990,452
27,413,000	Gannett Company Inc. 2.76% due 5/09/2005	27,396,188	27,396,188
25,000,000	Gannett Company Inc. 2.85% due 5/10/2005	24,982,188	24,982,188
12,952,000	Gannett Company Inc. 2.75% due 5/10/2005	12,943,096	12,943,096
2,009,000	Gannett Company Inc. 2.85% due 5/10/2005	2,007,570	2,007,570
30,000,000	Gannett Company Inc. 2.83% due 5/18/2005	29,959,909	29,959,909
25,000,000	Gannett Company Inc. 2.84% due 5/19/2005	24,964,501	24,964,501
35,532,000	Gannett Company Inc. 2.80% due 5/20/2005	35,479,494	35,479,494
30,000,000	Gannett Company Inc. 2.86% due 5/26/2005	29,940,418	29,940,418
25,000,000	Gannett Company Inc. 2.82% due 5/26/2005	24,951,042	24,951,042
19,641,000	Gannett Company Inc. 2.84% due 6/03/2005	19,589,868	19,589,868
25,000,000	Gannett Company Inc. 2.91% due 6/06/2005	24,927,250	24,927,250
15,000,000	Gannett Company Inc. 2.91% due 6/10/2005	14,951,500	14,951,500
45,000,000	Wells Fargo & Company 2.72% due 5/06/2005	44,983,000	44,983,000
25,000,000	Wells Fargo & Company 2.91% due 5/13/2005	24,975,750	24,975,750
25,000,000	Wells Fargo & Company 2.85% due 5/27/2005	24,948,542	24,948,542
14,222,000	Wells Fargo & Company 2.82% due 5/27/2005	14,193,035	14,193,035
30,000,000	Wells Fargo & Company 2.85% due 6/03/2005	29,921,625	29,921,625
30,000,000	Wells Fargo & Company 2.88% due 6/10/2005	29,904,000	29,904,000
30,000,000	Wells Fargo & Company 2.96% due 6/20/2005	29,876,667	29,876,667
25,000,000	Wells Fargo & Company 2.96% due 6/23/2005	24,891,056	24,891,056
30,000,000	Exxon Project Investment Corporation 2.52% due 5/06/2005	29,989,500	29,989,500
50,000,000	Exxon Project Investment Corporation 2.72% due 6/07/2005	49,860,222	49,860,222
25,000,000	Exxon Project Investment Corporation 2.72% due 6/10/2005	24,924,444	24,924,444
25,000,000	Exxon Project Investment Corporation 2.87% due 6/16/2005	24,908,319	24,908,319
25,000,000	American Express Credit Corporation 2.75% due 5/06/2005	24,990,451	24,990,451
23,924,000	American Express Credit Corporation 2.77% due 5/16/2005	23,896,388	23,896,388
27,479,000	American Express Credit Corporation 2.80% due 5/24/2005	27,429,843	27,429,843
25,000,000	American Express Credit Corporation 2.97% due 5/31/2005	24,938,125	24,938,125
11,242,000	American Express Credit Corporation 2.97% due 6/15/2005	11,200,264	11,200,264
21,097,000	Shell Finance UK Plc 2.75% due 5/06/2005	21,088,942	21,088,942
93,000,000	Bayer Corporation 2.79% due 5/09/2005	92,942,340	92,942,340
15,000,000	Knight-Ridder Inc. 2.79% due 5/09/2005	14,990,700	14,990,700
20,772,000	Knight-Ridder Inc. 2.91% due 5/12/2005	20,753,530	20,753,530
20,000,000	Knight-Ridder Inc. 2.84% due 5/16/2005	19,976,333	19,976,333
17,000,000	Knight-Ridder Inc. 2.88% due 5/18/2005	16,976,880	16,976,880
13,700,000	Knight-Ridder Inc. 2.85% due 5/19/2005	13,680,477	13,680,477
20,000,000	Knight-Ridder Inc. 2.90% due 5/23/2005	19,964,556	19,964,556
17,361,000	Knight-Ridder Inc. 2.95% due 5/31/2005	17,318,321	17,318,321
30,000,000	Knight-Ridder Inc. 2.93% due 6/02/2005	29,921,867	29,921,867
10,000,000	Knight-Ridder Inc. 2.87% due 6/06/2005	9,971,300	9,971,300
25,000,000	L’Oreal SA 2.86% due 5/12/2005	24,978,153	24,978,153
______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)
	Short-Term Investments—(continued)
$16,800,000	L’Oreal SA 2.97% due 5/19/2005	$16,775,052		$16,775,052
10,879,000	Procter and Gamble Company 2.81% due 5/18/2005	10,864,564		10,864,564
30,000,000	Procter and Gamble Company 2.90% due 5/31/2005	29,927,500		29,927,500
22,000,000	Procter and Gamble Company 2.93% due 5/31/2005	21,946,283		21,946,283
15,000,000	Procter and Gamble Company 2.92% due 5/31/2005	14,963,500		14,963,500
34,400,000	Procter and Gamble Company 2.95% due 6/01/2005	34,312,614		34,312,614
15,926,000	Colgate-Palmolive Company 2.98% due 5/20/2005	15,900,952		15,900,952
30,000,000	General Electric Capital Corporation 2.94% due 6/08/2005	29,906,900		29,906,900
20,856,000	General Electric Capital Corporation 2.89% due 6/10/2005	20,789,029		20,789,029
20,000,000	Burlington Northern Santa Fe Corporation 3.07% due 6/28/2005	19,901,078		19,901,078
	Total Short-Term Investments	3,862,991,090		3,862,991,090
	Total Investments (100.18%)	$11,306,226,383	*	13,349,614,055	**
	Liabilities in excess of other assets (-0.18%)			(24,649,459)
	Net Assets (100.00%)			$13,324,964,596

______________
*	At April 30, 2005 cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of investments at April 30, 2005 were $2,160,285,460 and $116,897,788 respectively (net appreciation was $2,043,387,672).
Foreign Currencies	Sector/Industry Classifications
CAD —Canadian dollar	(1) Consumer Discretionary	(10) Media
EUR —euro	(2) Consumer Staples	(11) Paper and Forest Products
GBP —pound sterling	(3) Energy	(12) Precious Metals
HKD —Hong Kong dollar	(4) Financials	(13) Real Estate
MYR —Malaysian ringgit	(5) Government Issues	(14) Retail
NZD —New Zealand dollar	(6) Health Care	(15) Technology and Telecommunications
SEK —Swedish krona	(7) Holding Companies	(16) Transportation
SGD —Singapore dollar	(8) Industrials	(17) Utilities
(9) Materials

______________
(a)	Non-income producing security/commodity.
(b)	All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six-months ended April 30, 2005.

	Purchases		Dividend Income
Affiliate	Shares	Cost
Arcadis NV	75,000	$1,328,963	–
Blount International Inc.	2,495,000	40,647,307	–
City e-Solutions Limited	–	–	$82,696
Deceuninck	718,662	21,574,223	–
East Texas Financial Services, Inc.	–	–	11,475
Iino Kaiun Kaisha, Limited	1,925,000	9,252,991	662,755
Kukdong Electric Wire Company, Limited	–	–	256,874
Mills Music Trust	–	–	74,294
Nam Yang Dairy Products	–	–	49,887
NSC Groupe	–	–	–
Papa John’s International Inc.	100,000	3,370,160	–
Rayonier Inc.	–	–	4,230,300
Sabeton SA	–	–	–
Shaw Brothers (Hong Kong) Limited	250,000	252,887	160,485
Shimano Inc.	175,000	4,708,988	636,119
Shoei Company, Limited	–	–	151,323
Société Sucrière de Pithiviers-le-Vieil	12,744	9,440,281	781,627
UniFirst Corporation	24,200	650,695	52,500
Weyco Group, Inc.*	195,000	–	42,900
*	2 for 1 stock split (ex-date April 4, 2005), received 195,000 shares.
(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	In default as to principal and/or interest.
(g)	Leveraged 1 1/2 to 1
(h)	Leveraged 2 to 1
(i)	Security priced at fair value by the Valuation Committee of the Board of Trustees.

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE OVERSEAS FUND	Data as of April 30, 2005 (Unaudited)

THE INVESTMENT STYLE				AVERAGE ANNUAL RETURNS

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management’s research-driven process seeks to minimize risk by focusing on undervalued securities.

					ONE-YEAR	FIVE-YEARS	TEN-YEARS
				First Eagle Global Fund (A Shares)
				without sales load	19.45%	17.38%	14.48%
				with sales load	13.48%	16.21%	14.05%
				MSCI EAFE Index	14.95%	(0.55%)	4.77%
				Consumer Price Index	3.51%	2.58%	2.51%

				GROWTH OF A $10,000 INITIAL INVESTMENT
ASSET ALLOCATION

$40,000

04/95

04/97

04/98

04/99

04/00

04/01

04/02

04/03

04/05

$37,289

$15,931

$12,811

04/96

35,000

25,000

20,000

15,000

10,000

5,000

0

04/04

First Eagle Overseas Fund

Consumer Price Index

MSCI World Index

30,000

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI EAFE Index is a total return index, reported in U.S. dollars, based on share price and reinvested net dividends of approximately 1,100 companies from 21 countries. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

U.S. Dollar Cash and Equivalents 17.04% U.S. Dollar Bonds 0.12% Foreign Currency Bonds 4.36% U.S. Stocks 2.09% Foreign Stocks 73.42% Commodity- Linked Notes 1.93% Commodities 1.04%

COUNTRIES
France	17.33%	South Africa	0.73%
Japan	16.47%	Belgium	0.73%
Switzerland	8.71%	Ireland	0.72%
United States	5.32%	China	0.59%
South Korea	5.18%	Austria	0.45%	TOP 10 HOLDINGS
United Kingdom	4.72%	Denmark	0.39%	Wendel Investissement (French holding company)			2.22%
Netherlands	3.87%	India	0.39%	Sodexho Alliance SA (French food management services provider)			2.13%
Germany	3.05%	Luxembourg	0.36%	Shimano Inc. (Japanese manufacturer of bicycle parts)			2.08%
Canada	2.72%	Chile	0.35%	Samsung Electronics Company, Limited Pfd. (South Korean electronics company)			1.83%
Spain	2.34%	Brazil	0.27%	Nestlé SA (Swiss food manufacturer)			1.82%
Singapore	1.98%	Malaysia	0.17%	Corporacion Financiera Alba SA			1.67%
Italy	1.83%	Sweden	0.17%	(European holding company with stakes in retail, telecom, construction and media)
Hong Kong	1.75%	Commonwealth of		EnCana Corporation (Canadian oil and natural gas company)			1.60%
Mexico	0.90%	Independent States	0.11%	Ono Pharmaceutical Company, Limited (Japanese pharmaceutical company)			1.44%
Australia and		Other	0.56%	Pargesa Holding AG (Swiss diversified financials company)			1.43%
New Zealand	0.82%			Kuehne & Nagel International AG (Swiss transportation company)			1.43%

The Fund’s portfolio composition is subject to change at any time.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks (75.51%)
	Australia and New Zealand (0.80%)
8,325,000	Spotless Group Limited (8)	$22,677,543	$31,854,863
12,000,000	Carter Holt Harvey Limited (11)	10,666,066	16,341,588
3,804,345	News and Media NZ Limited exchangeable preference shares (10)	9,769,634	12,589,787
5,750,000	Tasman Farms (a)(c)(2)	1,054,354	1,641,846
5,500,000	Evergreen Forests Limited (a)(11)	1,633,003	1,147,645
		45,800,600	63,575,729
	Austria (0.45%)
552,458	Flughafen Wien AG (16)	17,969,696	35,789,791
	Belgium (0.73%)
1,889,756	Deceuninck (c)(1)	43,132,855	57,990,191
	Brazil (0.27%)
575,000	Petroleo Brasiliero SA ADR (3)	14,974,619	21,131,250
	Canada (2.54%)
2,000,000	EnCana Corporation (3)	66,349,465	127,720,000
1,575,000	Aber Diamond Corporation (9)	43,201,304	40,402,554
1,529,000	Yellow Pages Income Fund Receipts (a)(b)(j)(10)	17,036,741	16,251,765
1,500,000	IAMGOLD Corporation (12)	4,433,304	9,137,781
3,000,000	Norske Skog Canada Limited (a)(11)	10,065,599	8,685,651
50,000	Metallica Resources Inc. (a)(12)	59,469	71,389
		141,145,882	202,269,140
	Chile (0.35%)
2,375,300	Quinenco SA ADR (8)	15,508,046	28,147,305
	China (0.59%)
784,000	PetroChina Company, Limited ADR (3)	18,766,965	46,812,640
	Commonwealth of Independent States (0.11%)
352,296	Firebird Fund, L.P. (a)(b)(e)(7)	353,178	5,695,691
4,919	Firebird Republic Fund, Ltd. Class ‘A’ (a)(b)(e)(7)	719,082	2,199,802
100,000	First NIS Regional Fund SICAF (7)	1,000,000	575,000
9,000	Baltic Republic Fund (e)(7)	185,750	369,000
		2,258,010	8,839,493
	Denmark (0.39%)
425,000	Carlsberg A/S, ‘B’ (2)	14,678,853	20,822,172
225,000	Carlsberg A/S, ‘A’ (2)	9,948,430	10,031,971
		24,627,283	30,854,143
______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—(continued)
	France (15.57%)
2,225,000	Wendel Investissement (7)	$53,580,795	$176,777,668
5,095,382	Sodexho Alliance SA (1)	152,628,134	169,537,468
1,265,000	Essilor International SA (6)	55,902,323	89,925,577
2,930,000	Vivendi Universal SA (a)(10)	55,686,659	88,139,900
1,172,035	L’Orèal SA (2)	87,594,888	83,844,735
1,875,000	Remy Cointreau SA (2)	56,931,230	80,335,209
676,000	Neopost SA (8)	26,749,012	56,491,912
3,775,000	Elior SA (1)	29,459,811	47,016,764
150,000	Galeries Lafayette SA (14)	20,821,215	45,373,712
315,000	Société du Louvre Reg D (1)	18,879,612	44,987,717
855,000	Financiere Marc de Lacharriere SA (7)	31,103,539	39,823,104
860,000	Accor SA (1)	40,910,682	39,137,577
700,000	Société BIC SA (8)	27,529,842	37,764,464
195,000	Robertet SA (c)(2)	14,252,005	30,107,610
51,500	Robertet SA C.I. (2)	2,151,628	6,160,754
38,750	Société Sucrière de Pithiviers-le Vieil (c)(2)	15,309,438	27,770,732
1,147,500	PagesJaunes Groupe SA (10)	20,850,180	27,358,264
135,000	Société Fonciere Financiere et de Participations (7)	14,602,122	26,923,151
535,000	Laurent-Perrier (c)(2)	17,570,873	24,911,667
275,000	Gaumont SA (c)(10)	13,978,318	22,114,297
166,407	Eurazeo (7)	6,336,444	15,297,986
474,000	Cap Gemini SA (a)(15)	16,422,557	14,667,424
35,000	Taittinger SA (1)	6,919,093	12,068,777
23,500	Taittinger C.I. (1)	1,394,587	6,712,453
235,349	Carbone Lorraine SA (a)(8)	5,990,968	10,925,449
1,400,000	FINEL (b)(e)(i)(j)(11)	2,407,421	3,854,803
175,000	Sagem SA (15)	909,496	3,580,104
26,499	NSC Groupe (8)	4,385,060	2,284,361
20,000	Didot-Bottin (7)	1,934,129	1,653,345
100,000	Sabeton SA (7)	1,463,142	1,589,013
1,000	Société Vermandoise de Sucreries (2)	854,846	1,389,582
34,270	Business Objects SA ADR (a)(15)	653,065	884,509
		806,163,114	1,239,410,088
______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—(continued)
	Germany (2.94%)
140,500	Bertelsmann AG D.R.C (10)	$31,678,271	$43,277,373
475,000	Hornbach Holding AG Pfd. (14)	26,548,192	43,270,040
750,000	Pfeiffer Vacuum Technology AG (c)(8)	25,104,199	35,530,840
255,000	Axel Springer Verlag AG (10)	13,458,494	30,512,905
635,000	Fraport AG (a)(16)	21,796,080	25,368,556
1,275,000	Suedzucker AG (2)	20,571,626	23,393,227
405,000	Vossloh AG (16)	8,157,152	20,192,363
170,000	Merck KGaA (6)	3,159,823	12,905,100
		150,473,837	234,450,404
	Hong Kong (1.64%)
7,500,000	Guoco Group Limited (7)	55,246,509	74,805,650
20,749,500	Shaw Brothers (Hong Kong) Limited (c)(10)	20,005,022	23,956,473
7,000,000	Hopewell Holdings Limited (13)	7,763,618	17,016,882
10,000,000	SmarTone Telecommunications Holdings Limited (15)	11,260,665	10,968,288
10,000,000	Lerado Group Holding Company Limited (1)	1,533,725	1,244,356
11,250,000	City e-Solutions Limited (1)	336,425	1,125,693
12,000,000	China-Hong Kong Photo Products Holdings Limited (1)	949,952	1,123,768
		97,095,916	130,241,110
	India (0.39%)
4,250,000	Hindustan Lever Limited (2)	11,835,191	13,451,902
1,150,000	Tata Motors Limited (1)	11,635,888	10,888,059
425,001	Nestle India Limited (2)	5,290,300	6,500,791
		28,761,379	30,840,752
	Indonesia (0.04%)
4,500,000	PT Bat Indonesia Tbk (a)(c)(2)	4,735,462	3,412,657
	Ireland (0.29%)
7,500,000	Independent News & Media (10)	15,784,399	23,063,201
	Italy (1.83%)
7,325,000	Gewiss S.p.A. (c)(8)	29,406,314	48,160,274
865,000	Italmobiliare S.p.A. RNC (9)	20,885,294	43,071,252
3,450,000	Italcementi S.p.A. RNC (9)	20,550,854	41,060,218
1,500,000	Caltagirone Editore S.p.A. (10)	9,451,547	13,683,523
		80,294,009	145,975,267
______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—(continued)
	Japan (16.47%)
5,000,000	Shimano Inc. (1)	$83,968,600	$165,935,533
2,247,000	Ono Pharmaceutical Company, Limited (6)	90,875,008	114,428,571
2,000,000	Secom Company, Limited (8)	72,004,572	80,106,809
15,450,000	Aioi Insurance Company, Limited (4)	51,428,099	79,857,906
10,000,000	NIPPONKOA Insurance Company, Limited (4)	43,234,195	67,232,500
515,000	Nintendo Company, Limited (15)	41,703,113	58,788,385
3,500,000	Toho Company, Limited (10)	39,423,441	55,407,210
2,924,991	T. Hasegawa Company, Limited (c)(2)	38,402,243	50,488,592
2,280,050	Nitto Kohki Company, Limited (c)(8)	38,552,548	44,031,101
1,514,990	Mandom Corporation (c)(2)	30,105,086	42,259,639
4,000,000	Mitsui Sumitomo Insurance Company, Limited (4)	19,745,891	36,391,379
1,000,000	Fuji Photo Film Company, Limited (1)	29,054,325	33,091,741
854,400	Kose Corporation (2)	25,741,015	31,532,787
200,000	Nippon Television Network Corporation (10)	28,448,858	31,222,582
1,000,000	Shimachu Company Limited (14)	22,095,179	25,796,300
1,220,700	Olympus Corporation (6)	26,669,100	24,737,626
670,000	Toyota Motor Corporation (1)	24,258,002	24,535,571
1,850,000	Wacoal Corporation (2)	15,221,682	23,217,624
1,205,000	Makita Corporation (1)	8,317,128	22,787,669
1,000,000	Maruichi Steel Tube Limited (9)	12,293,079	21,886,325
1,000,000	Chofu Seisakusho Company, Limited (1)	14,518,405	21,886,325
700,000	Icom Incorporated (15)	15,197,213	21,161,549
1,397,200	Seikagaku Corporation (a)(6)	8,770,523	19,666,862
1,000,000	Shoei Company, Limited (7)	6,647,486	19,063,513
1,075,000	Nissin Healthcare Food Service Company Limited (2)	20,545,863	18,094,364
2,000,000	Takuma Company, Limited (8)	13,985,700	16,250,238
3,250,000	Iino Kaiun Kaisha, Limited (16)	10,344,939	15,775,796
950,000	Katakura Industries Company, Limited (8)	9,031,827	14,450,219
733,000	Maezawa Kasei Industries Company, Limited (8)	12,858,810	14,295,108
394,500	SK Kaken Company Limited (8)	6,339,178	13,619,016
331,200	Tachihi Enterprise Company, Limited (13)	12,752,352	13,265,688
475,000	Matsumoto Yushi-Seiyaku Company, Limited (9)	11,518,365	13,091,265
2,000,000	Okumura Corporation (8)	8,273,866	12,435,628
500,000	Aderans Company (2)	9,598,197	12,016,021
1,000,000	Sansei Yusoki Company, Limited (c)(8)	8,885,636	11,272,172
428,000	Daiichi Pharmaceutical Corporation (6)	5,583,472	9,918,367
100,000	ASAHI Broadcasting Corporation (10)	6,141,482	9,727,255
325,000	Miura Company Limited (8)	5,090,589	6,338,213
565,300	Yomeishu Seizo Company, Limited (2)	3,640,899	5,002,846

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—(continued)
	Japan—(continued)
325,000	Sonton Food Industry Company, Limited (2)	$3,298,777	$3,620,065
350,000	Shingakukai Company Limited (1)	2,835,544	3,170,895
89,000	Nagaileben Company Limited (6)	1,720,445	1,812,083
59,000	Cosel Company Limited (8)	1,641,887	1,595,127
		940,762,619	1,311,264,465
	Luxembourg (0.30%)
423,180	Tenaris SA ADR (3)	7,994,580	24,184,737
	Mexico (0.90%)
12,000,000	Industrias Peñoles, SA de C.V. (12)	23,144,651	56,422,081
525,000	Grupo Aeroportuario del Sureste, SA de C.V. (16)	10,896,426	15,519,000
		34,041,077	71,941,081
	Netherlands (3.57%)
2,500,000	Heineken Holding NV (2)	63,342,898	71,280,410
1,324,999	United Services Group NV (c)(8)	18,887,221	40,216,467
4,150,000	Koninklijke Ahold NV (a)(14)	33,669,165	31,183,249
1,000,000	Koninklijke Grolsch NV (c)(2)	23,826,083	29,592,950
575,000	Hal Trust NV (7)	16,512,100	28,483,214
825,000	Holdingmaatschappij de Telegraaf NV (10)	14,452,839	20,115,164
900,000	Arcadis NV (8)	10,724,036	18,284,583
450,900	Randstad Holding NV (8)	3,180,957	18,216,725
235,000	OPG Groep NV (6)	5,860,389	15,193,728
250,000	CSM—BR Cert CVA (2)	5,425,800	7,301,739
375,000	Wegener NV (10)	2,789,260	4,728,439
		198,670,748	284,596,668
	Russia (0.01%)
250,000	YUKOS Oil Company ADR (a)(3)	6,914,216	635,000
	Singapore (1.79%)
15,104,850	Haw Par Corporation Limited (c)(8)	38,068,723	47,975,336
3,369,500	Fraser & Neave Limited (2)	20,643,694	31,900,348
16,750,000	Singapore Airport Terminal (16)	20,204,311	20,870,999
17,549,625	ComfortDelgro Corporation Limited (16)	6,946,456	18,651,568
10,000,000	United Overseas Land Limited (7)	12,162,423	13,559,736
25,000,000	Del Monte Pacific Limited (2)	5,997,158	9,391,033
		104,022,765	142,349,020

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—(continued)
	South Africa (0.73%)
2,425,000	Gold Fields Limited ADR (12)	$30,060,575	$24,128,750
3,500,000	Harmony Gold Mining Limited ADR (12)	47,006,348	21,945,000
5,650,000	Mvelaphanda Resources Limited (a)(12)	19,564,905	12,323,045
		96,631,828	58,396,795
	South Korea (5.18%)
486,120	Samsung Electronics Company, Limited Pfd. (15)	95,478,383	145,285,087
3,000,000	Samsung Electronics Company, Limited (15)	25,131,764	38,060,375
1,530,115	KT&G Corporation (2)	34,921,661	55,244,349
50,000	Lotte Confectionery Company, Limited (2)	18,362,431	32,193,361
105,000	Amorepacific Corporation (2)	15,143,572	26,010,430
780,955	Hana Bank (a)(4)	20,841,827	19,658,982
2,000,000	Daeduck Electronics Company, Limited (15)	15,482,465	16,046,535
666,050	Daeduck GDS Company, Limited (15)	4,160,379	6,405,997
634,290	SK Telecom Company Limited ADR (15)	12,246,221	12,343,283
650,000	Fursys Incorporated (c)(8)	2,637,972	10,071,708
22,950	Nam Yang Dairy Products (2)	4,912,653	9,805,135
28,850	Nam Yang Dairy Products Pfd. (2)	479,094	7,667,486
4,515,000	Nexans Korea Limited (c)(e)(i)(j)(8)	5,439,849	9,056,263
591,500	Kangwon Land Inc. (1)	8,751,592	8,275,424
225,000	Kukdong Electric Wire Company, Limited (c)(15)	3,821,270	5,641,360
1,111,890	Dong Ah Tire & Rubber Company, Limited (a)(1)	4,731,509	5,553,317
103,400	The Korea Fund (7)	1,886,604	2,590,170
28,920	Daekyo Company Limited (1)	2,080,824	1,667,736
21,690	Daekyo Company Limited Pfd. (1)	870,944	832,055
		277,381,014	412,409,053
	Spain (2.35%)
3,500,000	Corporacion Financiera Alba SA (7)	81,769,298	132,711,514
1,279,660	Altadis SA (2)	38,154,141	53,954,971
		119,923,439	186,666,485
	Sweden (0.05%)
1,150,000	Rederi AB Transatlantic (16)	3,311,245	3,718,661

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—(continued)
	Switzerland (8.71%)
553,180	Nestlé SA (2)	$137,209,539	$144,794,564
30,000	Pargesa Holding AG (7)	64,300,504	113,898,645
555,000	Kuehne & Nagel International AG (16)	36,902,113	113,664,074
4,867	Lindt & Spruengli AG (2)	35,761,696	76,456,427
9,130	Lindt & Spruengli AG PC (2)	6,103,125	13,628,575
17,750	Metall Zug PC AG (1)	29,821,718	46,386,310
155,000	Kaba Holding AG Reg B (8)	30,943,888	42,061,800
115,000	Schindler Holding PC (8)	24,723,002	41,882,004
26,302	Schindler Holding AG (8)	7,922,133	9,600,956
35,000	Edipresse SA (10)	11,616,314	19,595,668
14,502	Zehnder Group AG—B (8)	16,030,674	18,652,012
23,500	Sika Finanz AG (a)(9)	4,786,302	17,058,036
435,000	Micronas Semiconductor (a)(15)	17,523,562	15,660,437
57,951	Société Générale d’Affichage (a)(10)	5,393,428	8,480,871
7,000	Hilti AG (a)(e)(i)(j)(8)	4,485,845	5,268,440
159	Metall Zug AG (1)	1,931,462	3,590,065
10,000	PubliGroupe SA (10)	1,436,389	2,960,361
		436,891,694	693,639,245
	Taiwan (0.01%)
946,000	PHOENIXTEC POWER Company Limited (8)	1,055,379	1,037,148
	Thailand (0.03%)
250,000	The Oriental Hotel Public Company Limited (1)	1,152,073	2,002,535
	United Kingdom (3.92%)
3,000,000	Anglo American Plc (12)	68,291,629	66,462,606
9,619,820	Millennium & Copthorne Hotel Plc (1)	44,012,403	65,303,393
4,250,000	Spirax-Sarco Engineering Plc (c)(8)	33,515,293	53,606,109
4,175,000	Associated British Ports Holdings Plc (16)	34,536,884	36,666,898
14,500,000	Enodis Plc (a)(8)	12,119,705	26,631,316
2,325,000	IMI Plc (8)	8,432,323	17,635,346
5,000,000	McBride Plc (2)	6,379,400	14,025,270
2,655,000	easyJet Plc (a)(16)	11,119,493	10,981,142
3,146,000	JZ Equity Partners, Plc (4)	5,873,374	9,004,796
300,000	Amdocs Limited (a)(15)	6,197,557	8,013,000
100,000	Antofagasta Holdings Plc (12)	274,913	2,137,184
775,000	Trans-Siberian Gold Limited (a)(12)	1,123,590	1,789,415
		231,876,564	312,256,475

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—(continued)
	United States (2.09%)
2,000,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’ (12)	$31,810,523	$69,320,000
425,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)(12)	7,554,601	18,317,500
1,500,000	Newmont Mining Corporation Holding Company (12)	42,258,067	56,955,000
400,000	Liberty Media International Inc Class A (a)(10)	13,267,246	16,588,000
34,500	Third Avenue Global Value Fund, L.P. (a)(b)(e)(7)	3,450,000	5,188,719
14,083	Security Capital European Realty (a)(e)(13)	281,660	254,761
		98,622,097	166,623,980
	Miscellaneous (0.47%)
2,000,000	Banco Latinoamericano de Exportaciones SA ADR (c)(4)	30,000,778	37,780,000
	Total Common and Preferred Stocks	4,096,744,188	6,012,304,509

Ounces
	Commodities (1.04%)
119,653	Gold bullion (a)	48,552,271	52,042,953
4,452,154	Silver bullion (a)	30,269,821	30,697,605
	Total Commodities	78,822,092	82,740,558

Principal Amount
	Notes, Bonds and Convertible Bonds (6.41%)
	Commodity-Linked Notes (1.93%)
$1,500,000	UBS Silver-Linked Note 0% due 5/6/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,822,614
1,000,000	UBS Silver-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,214,572
1,500,000	UBS Silver-Linked Note 0% due 5/19/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,843,656
1,000,000	UBS Silver-Linked Note 0% due 5/27/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,293,751
500,000	UBS Silver-Linked Note 0% due 6/7/2005 (a)(b)(d)(e)(g)(12)	500,000	613,446
1,000,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,179,515
1,000,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,191,970
1,000,000	UBS Silver-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,275,154
1,000,000	UBS Silver-Linked Note 0% due 7/6/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,252,147
1,400,000	UBS Silver-Linked Note 0% due 4/12/2006 (a)(b)(d)(e)(h)(12)	1,400,000	1,359,942
1,950,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(g)(12)	1,950,000	2,194,485
1,000,000	UBS Gold-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,137,627
1,500,000	UBS Gold-Linked Note 0% due 5/20/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,733,841
1,150,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,398,378
2,900,000	UBS Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	2,900,000	3,425,213
1,700,000	UBS Gold-Linked Note 0% due 6/9/2005 (a)(b)(d)(e)(g)(12)	1,700,000	1,960,027

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$5,350,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(g)(12)	$5,350,000	$6,154,490
4,850,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(g)(12)	4,850,000	5,495,792
600,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(g)(12)	600,000	657,838
1,200,000	UBS Gold-Linked Note 0% due 8/9/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,343,831
1,150,000	UBS Gold-Linked Note 0% due 8/12/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,338,630
1,100,000	UBS Gold-Linked Note 0% due 8/17/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,263,878
1,100,000	UBS Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,226,101
1,500,000	UBS Gold-Linked Note 0% due 9/1/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,654,989
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,162,128
1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,149,922
1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,137,070
1,450,000	UBS Gold-Linked Note 0% due 11/3/2005 (a)(b)(d)(e)(g)(12)	1,450,000	1,490,029
1,850,000	UBS Gold-Linked Note 0% due 12/8/2005 (a)(b)(d)(e)(g)(12)	1,850,000	1,749,064
1,150,000	UBS Gold-Linked Note 0% due 12/9/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,083,326
1,150,000	UBS Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,069,156
1,200,000	UBS Gold-Linked Note 0% due 12/23/2005 (a)(b)(d)(e)(h)(12)	1,200,000	1,165,508
1,150,000	UBS Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(h)(12)	1,150,000	1,116,756
2,300,000	UBS Gold-Linked Note 0% due 1/3/2006 (a)(b)(d)(e)(h)(12)	2,300,000	2,181,375
2,350,000	UBS Gold-Linked Note 0% due 2/10/2006 (a)(b)(d)(e)(h)(12)	2,350,000	2,410,797
1,200,000	UBS Gold-Linked Note 0% due 2/17/2006 (a)(b)(d)(e)(g)(12)	1,200,000	1,241,225
2,900,000	UBS Gold-Linked Note 0% due 2/24/2006 (a)(b)(d)(e)(h)(12)	2,900,000	3,182,617
1,150,000	UBS Gold-Linked Note 0% due 3/2/2006 (a)(b)(d)(e)(g)(12)	1,150,000	1,185,795
1,250,000	UBS Gold-Linked Note 0% due 3/3/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,274,306
1,500,000	UBS Gold-Linked Note 0% due 3/24/2006 (a)(b)(d)(e)(h)(12)	1,500,000	1,446,462
1,190,000	HSBC Gold-Linked Note 0% due 5/9/2005 (a)(b)(d)(e)(g)(12)	1,190,000	1,380,043
1,500,000	HSBC Gold-Linked Note 0% due 5/12/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,715,700
1,600,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(g)(12)	1,600,000	1,951,200
250,000	HSBC Gold-Linked Note 0% due 6/7/2005 (a)(b)(d)(e)(g)(12)	250,000	285,300
1,091,000	HSBC Gold-Linked Note 0% due 6/16/2005 (a)(b)(d)(e)(g)(12)	1,091,000	1,274,506
6,560,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(g)(12)	6,560,000	7,704,720
5,035,000	HSBC Gold-Linked Note 0% due 6/27/2005 (a)(b)(d)(e)(g)(12)	5,035,000	5,701,131
4,000,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(g)(12)	4,000,000	4,526,800
1,000,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,130,300
1,200,000	HSBC Gold-Linked Note 0% due 7/1/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,335,120
1,200,000	HSBC Gold-Linked Note 0% due 7/14/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,337,400
4,965,000	HSBC Gold-Linked Note 0% due 7/15/2005 (a)(b)(d)(e)(g)(12)	4,965,000	5,421,780
2,270,000	HSBC Gold-Linked Note 0% due 7/19/2005 (a)(b)(d)(e)(g)(12)	2,270,000	2,470,441
2,450,000	HSBC Gold-Linked Note 0% due 7/22/2005 (a)(b)(d)(e)(g)(12)	2,450,000	2,697,205
5,322,000	HSBC Gold-Linked Note 0% due 7/26/2005 (a)(b)(d)(e)(g)(12)	5,322,000	5,793,529
1,180,000	HSBC Gold-Linked Note 0% due 7/29/2005 (a)(b)(d)(e)(g)(12)	1,180,000	1,323,960

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$1,125,000	HSBC Gold-Linked Note 0% due 8/8/2005 (a)(b)(d)(e)(g)(12)	$1,125,000	$1,291,162
1,157,500	HSBC Gold-Linked Note 0% due 8/9/2005 (a)(b)(d)(e)(g)(12)	1,157,500	1,328,116
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(g)(12)	1,174,000	1,347,048
1,200,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,340,400
557,500	HSBC Gold-Linked Note 0% due 9/7/2005 (a)(b)(d)(e)(g)(12)	557,500	605,166
550,000	HSBC Gold-Linked Note 0% due 9/14/2005 (a)(b)(d)(e)(g)(12)	550,000	616,935
268,000	HSBC Gold-Linked Note 0% due 9/20/2005 (a)(b)(d)(e)(g)(12)	268,000	299,383
1,100,000	HSBC Gold-Linked Note 0% due 10/7/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,160,500
1,100,000	HSBC Gold-Linked Note 0% due 10/11/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,173,370
1,150,000	HSBC Gold-Linked Note 0% due 10/12/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,214,170
590,000	HSBC Gold-Linked Note 0% due 10/13/2005 (a)(b)(d)(e)(g)(12)	590,000	616,373
1,210,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,210,000	1,245,937
855,000	HSBC Gold-Linked Note 0% due 11/4/2005 (a)(b)(d)(e)(g)(12)	855,000	875,948
1,800,000	HSBC Gold-Linked Note 0% due 11/14/2005 (a)(b)(d)(e)(g)(12)	1,800,000	1,804,500
2,700,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(g)(12)	2,700,000	2,638,170
1,173,000	HSBC Gold-Linked Note 0% due 11/24/2005 (a)(b)(d)(e)(g)(12)	1,173,000	1,123,851
1,170,000	HSBC Gold-Linked Note 0% due 11/25/2005 (a)(b)(d)(e)(g)(12)	1,170,000	1,126,476
1,790,000	HSBC Gold-Linked Note 0% due 11/29/2005 (a)(b)(d)(e)(g)(12)	1,790,000	1,690,297
605,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(g)(12)	605,000	570,696
1,221,000	HSBC Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(h)(12)	1,221,000	1,100,854
987,000	HSBC Gold-Linked Note 0% due 1/19/2006 (a)(b)(d)(e)(h)(12)	987,000	1,005,358
2,100,000	HSBC Gold-Linked Note 0% due 1/30/2006 (a)(b)(d)(e)(h)(12)	2,100,000	2,173,290
2,342,000	HSBC Gold-Linked Note 0% due 2/10/2006 (a)(b)(d)(e)(g)(12)	2,342,000	2,466,594
1,260,000	HSBC Gold-Linked Note 0% due 3/6/2006 (a)(b)(d)(e)(g)(12)	1,260,000	1,247,400
1,160,000	HSBC Gold-Linked Note 0% due 3/6/2006 (a)(b)(d)(e)(h)(12)	1,160,000	1,148,168
1,175,000	HSBC Gold-Linked Note 0% due 3/10/2006 (a)(b)(d)(e)(h)(12)	1,175,000	1,180,758
655,000	HSBC Gold-Linked Note 0% due 3/14/2006 (a)(b)(d)(e)(g)(12)	655,000	652,773
1,350,000	HSBC Gold-Linked Note 0% due 3/15/2006 (a)(b)(d)(e)(g)(12)	1,350,000	1,328,670
2,100,000	HSBC Gold-Linked Note 0% due 4/11/2006 (a)(b)(d)(e)(g)(12)	2,100,000	2,163,420
2,850,000	HSBC Gold-Linked Note 0% due 4/12/2006 (a)(b)(d)(e)(g)(12)	2,850,000	2,929,230
		141,138,000	153,591,571
	U.S. Dollar Notes and Bonds (0.12%)
1,000,000	YPF Sociedad Anonima 9 1/8% due 2/24/2009 (3)	803,646	1,095,000
5,000,000	Fimep SA 10 1/2% due 2/15/2013 (8)	5,000,000	5,650,000
2,000,000	Legrand S.A. 8 1/2% due 2/15/2025 (8)	2,068,750	2,400,000
		7,872,396	9,145,000
	U.S. Dollar Convertible Bonds (0.00%)
2,000,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(j)(10)	1,987,057	20,000

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount			Cost (Note 1)	Value (Note 1)
		Notes, Bonds and Convertible Bonds—(continued)
		Non U.S. Dollar Notes and Bonds (4.08%)
EUR	17,541,659	Vivendi Universal SA 6.70% due 6/21/2006 (10)	$16,246,425	$23,581,652
EUR	3,500,000	ALSTOM 5% due 7/26/2006 (8)	3,672,547	4,604,599
SGD	24,900,000	Singapore Government 2 5/8% due 10/01/2007 (5)	15,374,320	15,378,381
CAD	16,500,000	Shaw Communications Inc. 7.40% due 10/17/2007 (10)	10,239,169	14,025,065
HKD	67,500,000	Hong Kong Government 3.57% due 12/17/2007 (5)	9,034,127	8,872,840
EUR	16,500,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	14,887,701	22,503,509
GBP	11,000,000	EMI Group Plc 8 1/4% due 5/20/2008 (10)	16,858,982	22,767,923
EUR	7,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	8,732,420	11,081,579
EUR	2,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	2,946,959	3,693,860
EUR	3,100,000	Scandinavian Broadcasting 12% due 6/15/2008 (10)	3,568,178	4,297,733
SEK	55,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	9,184,671	9,660,335
EUR	3,000,000	Independent News and Media Plc 8% due 12/15/2008 (10)	3,626,220	4,236,295
EUR	5,500,000	Independent News and Media Plc 5 3/4% due 5/17/2009 (10)	5,766,608	7,182,724
MYR	50,260,000	Malaysian Government 4.305% due 2/27/2009 (5)	13,407,840	13,662,784
EUR	47,898,468	Republic of France O.A.T./i 3% due 7/25/2009 (5)	57,810,899	67,778,909
EUR	5,500,000	Prosieben Media 11 1/4% due 7/31/2009 (10)	5,524,991	8,093,833
EUR	1,250,000	Remy Cointreau SA 6 1/2% due 7/01/2010 (2)	1,426,408	1,664,603
EUR	1,000,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	1,010,034	1,402,449
EUR	16,050,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	19,360,227	16,314,079
EUR	6,250,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	7,831,104	6,352,834
EUR	7,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,234,858	10,687,237
GBP	1,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	1,650,991	1,906,322
GBP	8,425,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	13,130,185	18,005,775
EUR	7,000,000	Fimep SA 11% due 2/15/2013 (8)	7,577,850	10,864,151
EUR	13,750,000	Ray Acquisition SCA 9 3/8% due 03/16/2015 (b)(8)	16,660,090	16,453,037
			273,763,804	325,072,508
		Non U.S. Dollar Convertible Bonds (0.28%)
EUR	60,000	Havas Advertising 1% due 1/01/2006 (10)	1,025,035	1,953,753
EUR	243,500	Havas Advertising 4% due 1/01/2009 (10)	1,986,854	3,431,787
EUR	3,750,000	Aegis Plc 2% due 5/15/2006 (10)	3,795,496	5,186,809
EUR	71,339	Club Mediterranee SA 3% due 11/01/2008 (1)	3,934,742	5,957,063
NZD	1,775,277	Evergreen Forest Limited 0% due 3/19/2009 (a)(11)	943,678	1,546,726
EUR	3,060,000	Fregate SAS 2% due 3/31/2013 (a)(e)(i)(j)(7)	3,620,400	3,940,169
			15,306,205	22,016,307
		Total Notes, Bonds and Convertible Bonds	440,067,462	509,845,386
______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Short-Term Investments (17.01%)
$30,000,000	Monsanto Company 2.88% due 05/02/2005	$29,997,600	$29,997,600
30,000,000	Monsanto Company 2.96% due 05/13/2005	29,970,400	29,970,400
25,000,000	Monsanto Company 2.97% due 05/20/2005	24,960,813	24,960,813
20,598,000	Monsanto Company 3.03% due 06/07/2005	20,533,854	20,533,854
19,865,000	Monsanto Company 3.05% due 06/09/2005	19,799,363	19,799,363
25,000,000	Wal-mart Stores, Inc. 2.74% due 05/02/2005	24,998,097	24,998,097
19,569,000	Wal-mart Stores, Inc. 2.75% due 05/02/2005	19,567,505	19,567,505
25,500,000	Wal-mart Stores, Inc. 2.77% due 05/10/2005	25,482,341	25,482,341
22,686,000	Wal-mart Stores, Inc. 2.81% due 05/10/2005	22,670,063	22,670,063
12,065,000	Wal-mart Stores, Inc. 2.87% due 06/01/2005	12,035,183	12,035,183
30,000,000	Wal-mart Stores, Inc. 2.93% due 06/07/2005	29,909,658	29,909,658
26,611,000	Wal-mart Stores, Inc. 2.94% due 06/14/2005	26,515,378	26,515,378
20,262,000	Wal-mart Stores, Inc. 2.97% due 06/14/2005	20,188,449	20,188,449
25,000,000	DuPont Ei Nemour 2.75% due 05/02/2005	24,998,090	24,998,090
31,377,000	DuPont Ei Nemour 2.78% due 05/11/2005	31,352,770	31,352,770
10,000,000	DuPont Ei Nemour 2.90% due 06/03/2005	9,973,417	9,973,417
25,000,000	RaboBank USA Finance Corporation 2.90% due 5/02/2005	24,997,986	24,997,986
30,000,000	RaboBank USA Finance Corporation 2.87% due 5/13/2005	29,971,300	29,971,300
15,000,000	RaboBank USA Finance Corporation 2.80% due 5/16/2005	14,982,500	14,982,500
26,626,000	RaboBank USA Finance Corporation 2.88% due 5/23/2005	26,579,138	26,579,138
30,000,000	RaboBank USA Finance Corporation 2.86% due 5/25/2005	29,942,800	29,942,800
12,235,000	RaboBank USA Finance Corporation 2.93% due 6/02/2005	12,203,135	12,203,135
20,000,000	Nestlè Capital Corporation 2.73% due 5/02/2005	19,998,483	19,998,483
17,712,000	Nestlè Capital Corporation 2.75% due 5/03/2005	17,709,294	17,709,294
16,467,000	Nestlè Capital Corporation 2.78% due 5/13/2005	16,451,741	16,451,741
23,951,000	Nestlè Capital Corporation 2.96% due 6/20/2005	23,852,700	23,852,700
27,582,000	Sara Lee Corporation 2.80% due 05/03/2005	27,577,709	27,577,709
19,170,000	Sara Lee Corporation 2.79% due 05/03/2005	19,167,029	19,167,029
20,000,000	Sara Lee Corporation 2.90% due 05/19/2005	19,971,000	19,971,000
25,000,000	Sara Lee Corporation 2.96% due 06/02/2005	24,934,222	24,934,222
30,000,000	Sara Lee Corporation 3.05% due 06/29/2005	29,850,042	29,850,042
1,900,000	Diageo Capital Plc 2.74% due 05/03/2005	1,899,711	1,899,711
12,500,000	Diageo Capital Plc 2.97% due 05/06/2005	12,494,844	12,494,844
26,661,000	Diageo Capital Plc 2.88% due 05/10/2005	26,641,804	26,641,804
18,167,000	Gannett Company Inc. 2.78% due 05/04/2005	18,162,791	18,162,791
25,000,000	Gannett Company Inc. 2.85% due 05/10/2005	24,982,188	24,982,188
7,851,000	Gannett Company Inc. 2.75% due 05/10/2005	7,845,602	7,845,602
30,000,000	Gannett Company Inc. 2.83% due 05/18/2005	29,959,908	29,959,908
25,000,000	Gannett Company Inc. 2.82% due 05/26/2005	24,951,042	24,951,042
25,000,000	Gannett Company Inc. 2.91% due 06/06/2005	24,927,250	24,927,250
______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)
	Short-Term Investments—(continued)
$35,000,000	Henkel Corporation 2.77% due 05/06/2005	$34,986,535		$34,986,535
20,322,000	Henkel Corporation 2.96% due 05/16/2005	20,296,936		20,296,936
4,900,000	Henkel Corporation 3.03% due 06/09/2005	4,883,916		4,883,916
30,000,000	Exxon Project Investment Corporation 2.52% due 05/06/2005	29,989,500		29,989,500
13,021,000	Exxon Project Investment Corporation 2.72% due 06/10/2005	12,981,648		12,981,648
30,000,000	Wells Fargo & Company 2.72% due 05/06/2005	29,988,667		29,988,667
5,023,000	Wells Fargo & Company 2.91% due 05/13/2005	5,018,128		5,018,128
30,000,000	PepsiCo Inc. 2.74% due 05/06/2005	29,988,583		29,988,583
20,000,000	PepsiCo Inc. 2.78% due 05/11/2005	19,984,556		19,984,556
20,000,000	PepsiCo Inc. 2.78% due 05/12/2005	19,983,011		19,983,011
24,714,000	PepsiCo Inc. 2.79% due 05/19/2005	24,679,524		24,679,524
18,400,000	PepsiCo Inc. 2.97% due 06/02/2005	18,351,424		18,351,424
25,000,000	Pitney Bowes 2.78% due 05/06/2005	24,990,347		24,990,347
21,403,000	Shell Finance UK Plc 2.75% due 05/06/2005	21,394,825		21,394,825
25,000,000	The Coca-Cola Company 2.76% due 05/09/2005	24,984,667		24,984,667
22,958,000	The Coca-Cola Company 2.83% due 05/18/2005	22,927,319		22,927,319
8,000,000	The Coca-Cola Company 2.80% due 05/23/2005	7,986,310		7,986,310
15,432,000	Knight-Ridder Inc. 2.79% due 05/09/2005	15,422,432		15,422,432
21,162,000	Praxair Inc. 3.00% due 05/13/2005	21,140,838		21,140,838
25,000,000	Altria Group Inc. 3.20% due 05/25/2005	24,946,666		24,946,666
30,000,000	Procter and Gamble Company 2.90% due 05/31/2005	29,927,500		29,927,500
15,000,000	Procter and Gamble Company 2.92% due 05/31/2005	14,963,500		14,963,500
12,000,000	Bayer Corporation 3.04% due 06/06/2005	11,963,520		11,963,520
	Total Short-Term Investments	1,354,787,552		1,354,787,552
	Total Investments (99.97%)	$5,970,421,294	*	7,959,678,005	**
	Liabilities in excess of other assets (0.03%)			2,756,463
	Net Assets (100.00%)			$7,962,434,468
______________
*	At April 30, 2005 cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of investments at April 30, 2005 were $2,072,704,382 and $83,447,671, respectively (net appreciation was $1,989,256,711).
______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Foreign Currencies		Sector/Industry Classifications
AUD	— Australian dollar	(1) Consumer Discretionary	(10) Media
CAD	— Canadian dollar	(2) Consumer Staples	(11) Paper and Forest Products
EUR	— euro	(3) Energy	(12) Precious Metals
GBP	— pound sterling	(4) Financials	(13) Real Estate
HKD	— Hong Kong dollar	(5) Government Issues	(14) Retail
MYR	— Malaysian ringgit	(6) Health Care	(15) Technology and Telecommunications
NZD	— New Zealand dollar	(7) Holding Companies	(16) Transportation
SEK	— Swedish krona	(8) Industrials	(17) Utilities
SGD	— Singapore dollar	(9) Materials
______________
(a)	Non-income producing security/commodity.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six-months ended April 30, 2005.

	Purchases		Dividend Income
Affiliate	Shares	Cost
Banco Latinoamericano de Exportaciones SA ADR	—	—	$4,600,000
Deceuninck	354,756	$10,933,124	—
FINEL	—	—	—
Fursys Incorporated	—	—	156,337
Gewiss S.p.A.	511,000	2,838,096	—
Haw Par Corporation Limited	800,000	2,475,923	1,010,112
Koninklijke Grolsch NV	—	—	579,299
Kukdong Electric Wire Company, Limited	—	—	108,233
Laurent-Perrier	30,000	1,220,044	—
Mandom Corporation	247,300	6,447,785	397,650
Nexans Korea Limited	—	—	96,456
Nitto Kohki Company, Limited	255,000	4,834,601	398,974
Pfeiffer Vacuum Technology AG	50,000	2,000,957	—
PT Bat Indonesia Tbk	350,000	350,383	—
Robertet SA	5,671	739,476	—
Sansei Yusoki Company, Limited	—	—	113,740
Shaw Brothers (Hong Kong) Limited	218,000	241,086	133,199
Société Sucrière de Pithiviers-le Vieil	—	—	716,877
Spirax-Sarco Engineering Plc.	—	—	1,229,175
T. Hasegawa Company, Limited	343,400	5,085,885	—
Tasman Farms	—	—	—
United Services Group NV	—	—	—
(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	In default as to principal and interest.
(g)	Leveraged 1 1/2 to 1
(h)	Leveraged 2 to 1
(i)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on April 30, 2005 is shown below.

Security	Acquisition Date	Cost
FINEL	7/14/1999	$2,407,421
Fregaté SAS 2% due 3/31/2013	4/30/2004	3,620,400
Hilti AG	11/30/2001	4,485,845
Nexans Korea Limited	9/19/2003	5,439,849
(j)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.
______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE U.S. VALUE FUND	Data as of April 30, 2005 (unaudited)

THE INVESTMENT STYLE		AVERAGE ANNUAL RETURNS

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equities issued by U.S. corporations. Management utilizes a highly disciplined, bottom-up, value approach in seeking to achieve its investment objective.

			ONE-YEAR	THREE-YEARS	SINCE INCEPTION (9-04-01)
		First Eagle U.S .Value Fund (A Shares)
		without sales load	13.00%	10.19%	14.19%
		with sales load	7.35%	8.33%	12.60%
		Standard & Poor’s 500 Index	6.34%	4.24%	2.27%
		Russell 2000 Index	4.71%	5.62%	7.32%
ASSET ALLOCATION		Consumer Price Index	3.51%	2.67%	2.54%

U.S. Dollar Cash and Equivalents 43.20% U.S. Dollar Bonds 8.08% U.S. Stocks 43.24% Foreign Stocks 2.90% Gold Commodity 0.54% Gold-Linked Notes 2.04%		GROWTH OF A $10,000 INITIAL INVESTMENT

$20,000

09/01

04/03

04/04

04/05

$15,444

$12,956

$10,933

First Eagle U.S. Value Fund

Standard & Poor’s 500 Index

Russell 2000 Index

04/02

15,000

10,000

5,000

0

Consumer Price Index

$10,862

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load gives effect to the deduction of the maximum sales load of 5.00%. The Standard & Poor’s 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase. Although the Standard & Poor’s 500 Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total market. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

SECTOR/INDUSTRY
Industrials	9.77%
Retail	7.06%
Media	5.38%
Paper & Forest Products	5.18%
Consumer Discretionary	4.65%
Energy	4.35%
Precious Metals	4.15%
Holding Companies	3.28%
Consumer Staples	2.70%
Utilities	2.57%
Technology	2.54%
Financials	2.04%
Health Care	1.56%
Materials	1.39%
Real Estate	0.18%
		TOP 10 HOLDINGS
The Fund’s Portfolio composition is subject to change at any time.		Costco Wholesale Corporation (multiline retailer)			2.82%
		Berkshire Hathaway Inc., Class ‘A’ (holding company)			2.75%
		Rayonier Inc. (forest products company)			2.24%
		Burlington Resources, Inc. (oil and gas production)			2.19%
		Seneca Foods Corporation 0% due 12/31/49 Series 2003			1.93%
		(canned-foods manufacturer)
		American Power Conversion Corporation (electronic equipment manufacturer)			1.82%
		Liberty Media Corporation (media company)			1.81%
		UniFirst Corporation (linens and uniforms supplier)			1.50%
		HSBC Gold-Linked Notes (structured notes)			1.34%
		Tyco International Limited (industrial conglomerate)			1.33%

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stock—U.S. (43.24%)
	Consumer Discretionary (3.43%)
65,000	Papa John’s International Inc. (a)	$1,725,887	$2,228,200
55,000	McDonald’s Corporation	816,328	1,612,050
35,000	Hampshire Group, Limited (a)	1,171,963	1,400,700
60,000	Weyco Group, Inc.	859,063	1,128,600
8,000	Allen Organ Company, Class ‘B’	307,040	468,120
600	St. John Knits International Inc. (a)	18,600	18,600
		4,898,881	6,856,270
	Consumer Staples (0.65%)
12,000	Altria Group Inc.	480,416	779,880
28,800	Seneca Foods Corporation (a)	422,064	506,880
		902,480	1,286,760
	Energy (3.79%)
90,000	Burlington Resources, Inc.	1,952,675	4,374,900
18,000	ConocoPhillips	1,029,193	1,887,300
14,561	SEACOR Holdings (a)	543,249	830,123
10,800	CONSOL Energy, Inc.	146,985	466,992
		3,672,102	7,559,315
	Financials (0.35%)
35,000	Interpool Inc.	575,519	697,900
	Health Care (1.24%)
20,000	Johnson & Johnson, Inc.	1,102,660	1,372,600
20,000	Dentsply International Inc.	580,150	1,093,200
		1,682,810	2,465,800
	Holding Companies (3.28%)
65	Berkshire Hathaway Inc., Class ‘A’ (a)	4,952,426	5,482,750
557	Case Pomeroy & Company, Inc. Class ‘A’	538,848	710,175
5,000	Loews Corporation	223,725	354,400
		5,714,999	6,547,325
	Industrials (7.70%)
80,000	UniFirst Corporation	1,394,750	2,995,200
85,000	Tyco International Limited	1,186,970	2,661,350
50,000	Banta Corporation	1,867,267	2,082,000
48,980	Manpower Inc.	2,059,795	1,888,179
60,000	Waste Management Inc.	1,477,143	1,709,400
40,000	SPX Corporation	1,874,752	1,547,600
97,800	Blount International Inc. (a)	1,336,081	1,448,418
27,000	Franklin Electric Company, Inc.	505,010	960,120
5,000	Hardinge Inc.	54,150	74,250
		11,755,918	15,366,517

______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—U.S.—(continued)
	Materials (0.65%)
20,000	Vulcan Materials Company	$928,440	$1,060,800
426	Central Steel & Wire Company	167,885	244,950
		1,096,325	1,305,750
	Media (5.31%)
360,000	Liberty Media Corporation (a)	2,950,068	3,614,400
36,000	Liberty Media International, Inc., Class ‘A’ (a)	1,198,178	1,492,920
70,000	Valassis Communications, Inc. (a)	2,022,113	2,467,500
51,000	Clear Channel Communications, Inc.	1,724,800	1,628,940
60,000	The Interpublic Group of Companies, Inc. (a)	975,620	771,600
44,392	The DIRECTV Group, Inc. (a)	570,281	626,815
		9,441,060	10,602,175
	Paper and Forest Products (4.90%)
89,025	Rayonier Inc.	2,753,947	4,474,397
65,000	Deltic Timber Corporation	1,919,200	2,304,250
88,000	Longview Fibre Company	978,932	1,626,240
40,000	Plum Creek Timber Company, Inc.	921,473	1,381,600
		6,573,552	9,786,487
	Precious Metals (1.57%)
55,000	Newmont Mining Corporation Holding Company	1,032,985	2,088,350
30,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	346,097	1,039,800
		1,379,082	3,128,150
	Real Estate (0.05%)
1,595	Prologis Trust 8.54% Pfd. Series ‘C’	82,039	99,488

	Retail (5.93%)
138,830	Costco Wholesale Corporation	4,931,359	5,633,721
60,000	Tiffany & Co.	1,673,861	1,809,000
40,000	Barnes & Noble, Inc. (a)	947,019	1,424,000
30,000	The Sherwin-Williams Company	700,083	1,337,100
55,000	Dillard’s Inc., Class ‘A’	798,967	1,279,850
10,000	May Department Stores Company	293,498	350,800
		9,344,787	11,834,471
	Technology and Telecommunications (1.82%)
150,000	American Power Conversion Corporation	2,325,204	3,639,000
	Utilities (2.57%)
58,100	CalEnergy Capital Trust 6 1/2% Conv. Pfd.	2,380,238	2,498,300
60,000	IDACORP Inc.	1,541,211	1,618,800
40,000	Hawaiian Electric Industries, Inc.	845,477	1,012,000
		4,766,926	5,129,100

______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common Stocks-Non U.S. (2.90%)
	Canada (0.56%)
17,500	EnCana Corporation (3)	$475,545	$1,117,550
	Netherlands (1.13%)
300,000	Koninklijke Ahold NV (a)(11)	2,416,482	2,254,211
	United Kingdom (1.21%)
750,000	J.Z. Equity Partners, Plc (4)	1,499,247	2,146,725
10,000	Amdocs Limited (a)(12)	184,186	267,100
		1,683,433	2,413,825
	Total Common and Preferred Stocks	68,787,144	92,090,094

Ounces
Commodities (0.54%)
2,492	Gold bullion (a)	1,064,214	1,084,028

Principal Amount
	Notes and Bonds and Convertible Bonds (10.12%)
	Gold-Linked Notes (2.04%)
$1,150,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(c)(d)(e)(9)	1,150,000	1,398,378
1,145,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(c)(d)(e)(9)	1,145,000	1,295,797
569,000	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(c)(d)(e)(9)	569,000	652,871
710,000	HSBC Gold-Linked Note 0% due 4/12/2006 (a)(b)(c)(d)(e)(9)	710,000	729,738
		3,574,000	4,076,784
	U.S. Dollar Bonds and Notes (6.03%)
1,089,000	Columbus McKinnon Corporation 8 1/2% due 4/01/2008 (6)	909,158	1,094,445
1,000,000	Columbus McKinnon Corporation 10% due 8/01/2010 (6)	1,022,500	1,080,000
1,200,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (12)	693,203	924,000
525,000	Longview Fibre Company 10% due 1/15/2009 (8)	556,375	556,500
250,000	Crescent Real Estate Equities Company 9 1/4% due 4/15/2009 (10)	250,000	263,792
1,075,000	GATX Corporation 8 1/8% due 6/01/2009 (4)	1,023,970	1,224,267
500,000	American Standard Companies Inc. 8 1/4% due 6/01/2009 (6)	530,000	568,577
995,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (6)	1,130,323	1,079,575
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,062,000	1,155,000
850,000	Steinway Musical Instruments 8 3/4% due 4/15/2011 (1)	859,750	896,750
1,310,000	Texas Industries, Inc. 10 1/4% due 6/15/2011 (7)	1,370,313	1,477,025
179,000	Domino’s Inc. 8 1/4% due 7/01/2011 (1)	177,935	187,950
300,000	Blount International Inc. 8 7/8% due 08/01/2012 (6)	300,000	310,500
125,000	R.H. Donnelley Finance 10 7/8% due 12/15/2012 (b)(4)	125,000	143,438
250,000	Jostens, Inc. 10 1/4% due 12/01/2013 (1)(a)	162,773	182,500
250,000	Elizabeth Arden Inc. 7 3/4% due 1/15/2014 (2)	250,000	253,125

______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)
	Notes and Bonds and Convertible Bonds—(continued)
	U.S. Dollar Bonds and Notes—(continued)
$600,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (5)	$506,514		$646,132
		10,929,814		12,043,576
	U.S. Dollar Convertible Bond (2.05%)
250,000	SCI Systems Inc. 3% due 3/15/2007 (12)	196,373		235,938
218,915	Seneca Foods Corporation 0% due 12/31/2049 Series 2003 (a)(f)(2)	3,294,671		3,852,904
		3,491,044		4,088,842
	Total Notes, Bonds and Convertible Bonds	17,994,858		20,209,202
	Short-Term Investments (42.14%)
9,897,000	Rabobank USA Finance Corporation 2.90% due 05/02/2005	9,896,203		9,896,203
5,103,000	Unilever Capital Corporation 2.73% due 05/02/2005	5,102,613		5,102,613
5,000,000	Nestlé Capital Corporation 2.74% due 05/02/2005	4,999,619		4,999,619
2,288,000	Nestlé Capital Corporation 2.75% due 05/03/2005	2,287,650		2,287,650
1,301,000	Burlington Northern Santa Fe 2.97% due 05/02/2005	1,300,893		1,300,893
1,862,000	Praxair, Inc. 2.81% due 05/03/2005	1,861,709		1,861,709
5,006,000	Praxair, Inc. 2.84% due 05/04/2005	5,004,815		5,004,815
1,450,000	Praxair, Inc. 2.95% due 05/05/2005	1,449,525		1,449,525
8,393,000	Pitney Bowes Inc. 2.78% due 05/05/2005	8,390,407		8,390,407
5,000,000	Knight-Ridder Inc. 2.92% due 05/05/2005	4,998,378		4,998,378
3,000,000	Knight-Ridder Inc. 2.81% due 05/19/2005	2,995,785		2,995,785
1,623,000	Diageo Capital Plc 2.77% due 05/05/2005	1,622,500		1,622,500
6,948,000	Diageo Capital Plc 2.86% due 05/16/2005	6,939,720		6,939,720
6,103,000	Wells Fargo & Company 2.72% due 05/06/2005	6,100,694		6,100,694
1,250,000	Gannett Company Inc. 2.90% due 05/06/2005	1,249,497		1,249,497
8,000,000	Gannett Company Inc 2.85% due 05/10/2005	7,994,300		7,994,300
9,897,000	Wal-Mart Stores, Inc. 2.95% due 05/10/2005	9,889,701		9,889,701
2,042,000	The Coca-Cola Company 2.83% due 05/18/2005	2,039,271		2,039,271
	Total Short-Term Investments	84,123,280		84,123,280
	Total Investments (98.94%)	$171,969,496	*	197,506,604	**
	Other assets in excess of liabilities (1.06%)			2,109,229
	Net assets (100.00%)			$199,615,833

______________
*	At April 30, 2005 cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of investments at April 30, 2005 were $26,548,777 and $1,011,666, respectively (net appreciation was $25,537,111).
______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Sector/Industry Classifications
(1)	Consumer Discretionary
(2)	Consumer Staples
(3)	Energy
(4)	Financials
(5)	Health Care
(6)	Industrials
(7)	Materials
(8)	Paper and Forest Products
(9)	Precious Metals
(10)	Real Estate
(11)	Retail
(12)	Technology and Telecommunications

(a)	Non-income producing security.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 1 1/2 to 1
(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.
______________

See Notes to Financial Statements.

FIRST EAGLE FUND

First Eagle Gold Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Charles de Vaulx Simon Fenwick

The net asset value of the First Eagle Gold Fund’s Class ‘A’ shares declined 11.95% while the Financial Times Gold Mine Index fell 19.26% over the period.

Between November 1, 2004 and April 30, 2005, the price of gold remained volatile, rising from $428 an ounce to over $455 per ounce in December 2004, before falling to $412 an ounce in February 2005 and ending at $434 per ounce. The movement in the U.S. dollar remained the primary influence on the fluctuating gold price over the period. Concerns increased over the willingness of foreigners to finance the U.S. trade deficit. However, the steady rise in short term U.S. interest rates, coupled with apprehension over economic growth in Europe, arrested the decline in the U.S. dollar.

The Fund’s performance, whilst not satisfactory in absolute terms, was better than most of its peers during the first six months of the fiscal year. This is because we had allocated over 25% of the Fund’s assets to a combination of gold and silver bullion, gold-linked and silver-linked notes and gold and silver-linked preferred shares (Freeport McMoRan Copper & Gold Inc.).

Despite a slight increase in the price of gold over the period, paradoxically, the price of most gold shares fell, in some cases significantly. The disconnect can be explained by diminishing operational leverage, in turn a function of higher mining costs. The average cost of extracting one ounce of gold has increased due to higher prices for key inputs including; diesel, steel, tires and labor. In some cases, stronger local currencies and/or the effects of past high grading of ore bodies have augmented cost pressures.

Furthermore, ongoing new equity issues, poorly conceived M&A deals and executive insider share sales have meant that the supply of gold shares has expanded faster than industry profits (and genuine new gold discoveries). On the positive side, valuations in some names had become less demanding at the end of the period, which enabled us to add to some of our positions opportunistically.

Helping the Fund was our position in Royal Gold Inc. Royal Gold’s main royalty stream, known as Pipeline, is a sliding scale, gross smelter royalty. This form of royalty has the dual advantage of providing leverage to a higher gold price, without exposure to cost creep. During the period we also took the opportunity to sell out of some well-performed holdings including; Wheaton River Minerals Limited, Glamis Gold Limited and Meridian Gold Inc.

Hurting the Fund were several higher cost producers, including; Harmony Gold Mining Company Limited ADR, Gold Fields Limited ADR and Placer Dome Inc. A weaker South African rand would be a great relief to the cost base of these companies.

Charles de Vaulx Chief Investment Officer and Portfolio Manager May 2005	Simon Fenwick Associate Portfolio Manager

FUND OVERVIEW

FIRST EAGLE GOLD FUND	Data as of April 30, 2005 (Unaudited)

THE INVESTMENT STYLE		AVERAGE ANNUAL RETURNS

The First Eagle Gold Fund is a non-diversified fund whose investment objective is to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. In seeking to achieve its objective, the Fund invests primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

			ONE-YEAR	FIVE-YEARS	TEN-YEARS
		First Eagle Gold Fund (A Shares)
		without sales load	5.33%	26.87%	5.62%
		with sales load	0.07%	25.58%	5.21%
		FT Gold Mines Index	3.79%	13.62%	(2.93%)
		MSCI World Index	10.40%	(2.45%)	6.87%
		Consumer Price Index	3.51%	2.58%	2.51%
		GROWTH OF A $10,000 INITIAL INVESTMENT

$25,000

04/95

04/97

04/98

04/99

04/00

04/01

04/02

04/03

04/05

04/96

20,000

15,000

10,000

5,000

0

04/04

$19,439

$16,620

$12,811

$7,423

First Eagle Gold Fund

FT Gold Mines Index

MSCI World Index

Consumer Price Index

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00%, thereafter. The FTGold Mines Index is an unmanaged index composed of 32 gold mining companies and is only available without dividends reinvested and is not available for purchase. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

ASSET ALLOCATION
U.S. Dollar Cash and Equivalents 2.13% U.S. Dollar Bonds 0.08% U.S. Stocks 17.03% Foreign Stocks 46.78% Commodity- Linked Notes 13.93% Commodities 20.05%

COUNTRIES
United States	50.61%
Canada	18.61%
South Africa	14.84%
Mexico	5.15%
Australia	3.85%
Sweden	1.60%
Latin America	1.28%
United Kingdom	1.05%
Other	0.88%
The Fund’s Portfolio composition is subject to change at any time.

		TOP 10 HOLDINGS
		Gold Bullion (United States)			16.45%
		HSBC Gold-Linked Notes (United States)			8.90%
		Newmont Mining Corporation Holding Company (United States)			7.80%
		Freeport McMoRan Copper and Gold, Inc. (CS & Pfd.) (United States)			5.43%
		Industrias Peñoles, SA de C.V. (Mexico)			5.15%
		UBS Gold-Linked Notes (United States)			4.14%
		Placer Dome Inc. (Canada)			4.06%
		Gold Fields Limited ADR (South Africa)			4.01%
		Harmony Gold Mining Company Limited (South Africa)			3.69%
		Silver Bullion (United States)			3.60%

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks (63.81%)
	Australia (3.85%)
1,255,000	Newcrest Mining Limited	$13,398,251	$14,514,237
12,841,000	Lihir Gold Limited (a)	10,794,894	10,127,812
		24,193,145	24,642,049
	Canada (18.61%)
1,942,600	Placer Dome Inc.	25,405,047	25,953,136
2,905,000	IAMGOLD Corporation	11,752,143	17,696,835
1,215,000	Pan American Silver Corporation (a)(b)	12,003,945	17,222,218
2,255,800	Kinross Gold Corporation (a)	13,194,500	12,068,530
435,000	Aber Diamond Corporation	12,356,590	11,158,801
1,000,000	Dundee Precious Metals, Inc., Class ‘A’ (a)	3,742,602	6,107,718
4,951,171	Miramar Mining Corporation (a)	5,008,297	4,559,655
4,930,000	Guinor Gold Corporation (a)	3,965,978	4,066,947
2,650,900	Metallica Resources Inc. (a)	3,586,135	3,784,897
3,323,900	Aurizon Mines Limited (a)	3,695,081	3,743,903
1,412,000	Eldorado Gold Corporation (a)	4,342,447	3,332,320
800,000	Richmont Mines, Inc. (a)(c)	2,590,574	2,728,643
1,500,000	Cumberland Resources (a)	2,867,130	1,772,825
750,000	Golden Star Resources Limited (a)(b)	970,106	1,762,500
950,000	Wesdome Gold Mining (a)(b)	872,829	1,032,363
350,000	Northern Orion Resources Inc. (a)	1,017,312	821,766
176,400	Crystallex International Corporation (a)	618,341	650,639
38,200	Agnico-Eagle Mines Limited	395,271	502,330
		108,384,328	118,966,026
	Hong Kong (0.40%)
12,000,000	Zijin Mining Group Company, Limited	2,674,686	2,555,419
	Latin America (1.28%)
625,000	Apex Silver Mines Limited (a)	9,570,425	8,200,000
	Mexico (5.15%)
7,000,000	Industrias Peñoles, SA de C.V.	14,363,002	32,912,880
	South Africa (14.84%)
2,575,000	Gold Fields Limited ADR	30,897,818	25,621,250
3,765,000	Harmony Gold Mining Company Limited	44,363,923	23,606,550
650,000	Anglogold Ashanti Limited ADR	23,724,841	20,657,000
175,000	Impala Platinum Holdings Limited	11,659,943	14,547,325
3,850,000	Mvelaphanda Resources Limited (a)	12,648,482	8,397,119
1,425,000	Randgold and Exploration Company Limited ADR (a)	3,834,880	2,052,000
		127,129,887	94,881,244
______________

See Notes to Financial Statements.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—(continued)
	Sweden (1.60%)
9,000,000	Riddarhyttan Resources AB (a)(c)	$7,157,099	$10,204,796
	United Kingdom (1.05%)
200,000	Anglo American Plc	4,494,981	4,430,840
1,000,000	Trans-Siberian Gold Limited (a)	2,303,773	2,308,922
		6,798,754	6,739,762
	United States (16.55%)
3,639,375	Newmont Mining Corporation Holding Company	41,059,389	49,892,521
700,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	19,257,095	24,262,000
207,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	5,577,268	8,943,250
215,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	1,760,012	1,519,275
1,065,000	Royal Gold, Inc. (c)	16,292,849	20,064,600
1,709,500	Canyon Resources Corporation (a)	3,051,495	1,128,270
		86,998,108	105,809,916
	Miscellaneous (0.48%)
260,000	Randgold Resources Limited ADR (a)	2,992,859	3,090,100
	Total Common and Preferred Stocks	390,262,293	408,002,192

Ounces
	Commodities (20.05%)
241,872	Gold bullion (a)	94,449,432	105,202,305
3,337,158	Silver bullion (a)	21,925,330	23,009,705
	Total Commodities	116,374,762	128,212,010

Principal Amount
	Notes and Convertible Bond (14.01%)
	Commodity-Linked Notes (13.93%)
$1,950,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(f)	1,950,000	2,194,485
250,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(f)	250,000	303,995
550,000	UBS Gold-Linked Note 0% due 6/09/2005 (a)(b)(d)(e)(f)	550,000	634,126
3,200,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(f)	3,200,000	3,681,190
1,800,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(f)	1,800,000	2,039,675
1,200,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(f)	1,200,000	1,315,676
450,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(f)	450,000	503,937
2,350,000	UBS Gold-Linked Note 0% due 8/12/2005 (a)(b)(d)(e)(f)	2,350,000	2,735,461
900,000	UBS Gold-Linked Note 0% due 9/01/2005 (a)(b)(d)(e)(f)	900,000	992,993
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(f)	1,100,000	1,162,128

______________

See Notes to Financial Statements.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes and Convertible Bond—(continued)
	Commodity-Linked Notes—(continued)
$1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(f)	$1,100,000	$1,149,922
1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(f)	1,100,000	1,137,070
850,000	UBS Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(f)	850,000	873,465
600,000	UBS Gold-Linked Note 0% due 12/08/2005 (a)(b)(d)(e)(f)	600,000	567,264
2,150,000	UBS Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(f)	2,150,000	2,025,349
1,000,000	UBS Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(f)	1,000,000	933,474
1,150,000	UBS Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(f)	1,150,000	1,069,156
1,200,000	UBS Gold-Linked Note 0% due 12/23/2005 (a)(b)(d)(e)(g)	1,200,000	1,165,508
1,150,000	UBS Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(g)	1,150,000	1,116,756
900,000	UBS Gold-Linked Note 0% due 3/24/2006 (a)(b)(d)(e)(g)	900,000	867,877
1,000,000	UBS Silver-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(f)	1,000,000	1,226,891
500,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(f)	500,000	589,758
500,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(f)	500,000	595,985
1,000,000	UBS Silver-Linked Note 0% due 9/23/2005 (a)(b)(d)(e)(f)	1,000,000	1,150,897
400,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(f)	400,000	487,800
550,000	HSBC Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(f)	550,000	645,975
850,000	HSBC Gold-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(f)	850,000	970,020
227,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(f)	227,000	266,612
3,150,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(f)	3,150,000	3,564,855
500,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(f)	500,000	565,150
1,655,000	HSBC Gold-Linked Note 0% due 8/02/2005 (a)(b)(d)(e)(f)	1,655,000	1,904,740
1,095,000	HSBC Gold-Linked Note 0% due 8/05/2005 (a)(b)(d)(e)(f)	1,095,000	1,275,566
2,315,000	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(f)	2,315,000	2,656,231
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(f)	1,174,000	1,347,048
600,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(f)	600,000	670,200
1,130,000	HSBC Gold-Linked Note 0% due 8/19/2005 (a)(b)(d)(e)(f)	1,130,000	1,284,584
1,700,000	HSBC Gold-Linked Note 0% due 8/22/2005 (a)(b)(d)(e)(f)	1,700,000	1,914,710
1,140,000	HSBC Gold-Linked Note 0% due 8/23/2005 (a)(b)(d)(e)(f)	1,140,000	1,261,752
1,164,000	HSBC Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(f)	1,164,000	1,284,707
1,195,000	HSBC Gold-Linked Note 0% due 8/30/2005 (a)(b)(d)(e)(f)	1,195,000	1,281,518
1,170,000	HSBC Gold-Linked Note 0% due 8/31/2005 (a)(b)(d)(e)(f)	1,170,000	1,274,481
557,500	HSBC Gold-Linked Note 0% due 9/07/2005 (a)(b)(d)(e)(f)	557,500	605,166
1,000,000	HSBC Gold-Linked Note 0% due 9/08/2005 (a)(b)(d)(e)(f)	1,000,000	1,082,700
1,000,000	HSBC Gold-Linked Note 0% due 9/09/2005 (a)(b)(d)(e)(f)	1,000,000	1,087,500
1,000,000	HSBC Gold-Linked Note 0% due 9/13/2005 (a)(b)(d)(e)(f)	1,000,000	1,098,900
550,000	HSBC Gold-Linked Note 0% due 9/14/2005 (a)(b)(d)(e)(f)	550,000	616,935
1,000,000	HSBC Gold-Linked Note 0% due 9/15/2005 (a)(b)(d)(e)(f)	1,000,000	1,128,200
1,000,000	HSBC Gold-Linked Note 0% due 9/19/2005 (a)(b)(d)(e)(f)	1,000,000	1,106,000
806,000	HSBC Gold-Linked Note 0% due 9/20/2005 (a)(b)(d)(e)(f)	806,000	900,383
1,000,000	HSBC Gold-Linked Note 0% due 10/03/2005 (a)(b)(d)(e)(f)	1,000,000	1,077,900
1,000,000	HSBC Gold-Linked Note 0% due 10/04/2005 (a)(b)(d)(e)(f)	1,000,000	1,076,400
1,650,000	HSBC Gold-Linked Note 0% due 10/07/2005 (a)(b)(d)(e)(f)	1,650,000	1,740,750
590,000	HSBC Gold-Linked Note 0% due 10/13/2005 (a)(b)(d)(e)(f)	590,000	616,373
500,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(f)	500,000	513,600
______________

See Notes to Financial Statements.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)
	Notes and Convertible Bond—(continued)
	Commodity-Linked Notes—(continued)
$1,000,000	HSBC Gold-Linked Note 0% due 11/01/2005 (a)(b)(d)(e)(f)	$1,000,000		$1,007,600
570,000	HSBC Gold-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(f)	570,000		583,965
500,000	HSBC Gold-Linked Note 0% due 11/08/2005 (a)(b)(d)(e)(f)	500,000		503,250
600,000	HSBC Gold-Linked Note 0% due 11/14/2005 (a)(b)(d)(e)(f)	600,000		601,500
2,000,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(f)	2,000,000		1,948,200
1,595,000	HSBC Gold-Linked Note 0% due 11/29/2005 (a)(b)(d)(e)(f)	1,595,000		1,506,159
1,000,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(f)	1,000,000		941,900
605,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(f)	605,000		570,697
1,000,000	HSBC Gold-Linked Note 0% due 12/07/2005 (a)(b)(d)(e)(f)	1,000,000		925,600
1,000,000	HSBC Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(f)	1,000,000		935,300
1,837,000	HSBC Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(g)	1,837,000		1,656,239
3,346,000	HSBC Gold-Linked Note 0% due 12/19/2005 (a)(b)(d)(e)(g)	3,346,000		3,288,114
1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(f)	1,000,000		966,000
1,000,000	HSBC Gold-Linked Note 0% due 12/29/2005 (a)(b)(d)(e)(f)	1,000,000		963,700
1,000,000	HSBC Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(f)	1,000,000		964,400
1,000,000	HSBC Gold-Linked Note 0% due 1/05/2006 (a)(b)(d)(e)(f)	1,000,000		955,200
1,000,000	HSBC Gold-Linked Note 0% due 1/06/2006 (a)(b)(d)(e)(f)	1,000,000		987,000
500,000	HSBC Gold-Linked Note 0% due 2/06/2006 (a)(b)(d)(e)(f)	500,000		507,550
1,200,000	HSBC Gold-Linked Note 0% due 2/09/2006 (a)(b)(d)(e)(f)	1,200,000		1,248,600
565,000	HSBC Gold-Linked Note 0% due 3/14/2006 (a)(b)(d)(e)(f)	565,000		563,079
1,000,000	HSBC Silver-Linked Note 0% due 10/05/2005 (a)(b)(d)(e)(f)	1,000,000		1,051,100
1,000,000	HSBC Silver-Linked Note 0% due 10/06/2005 (a)(b)(d)(e)(f)	1,000,000		1,029,500
		83,936,500		89,044,447
	U.S. Dollar Convertible Bond (0.08%)
500,000	Agnico-Eagle Mines Limited 4 1/2% due 2/15/2012	566,874		521,875
	Total Notes and Convertible Bond	84,503,374		89,566,322
	Short-Term Investments (2.40%)
4,897,000	Unilever Capital Corporation 2.73% due 5/02/2005	4,896,629		4,896,629
2,173,000	RaboBank USA Finance Corporation 2.90% due 5/02/2005	2,172,824		2,172,824
8,308,000	Gannett Co., Inc. 2.85% due 5/10/2005	8,302,081		8,302,081
	Total Short-Term Investments	15,371,534		15,371,534
	Total Investments (100.27%)	$606,511,963	*	641,152,058	**
	Liabilities in excess of other assets (-0.27%)			(1,736,815)
	Net assets (100.00%)			$639,415,243
______________
*	At April 30, 2005 cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of investments at April 30, 2005 were $80,464,813 and $45,824,718, respectively (net appreciation was $34,640,095).

.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

(a)	Non-income producing security/commodity.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six-months ended April 30, 2005.

	Purchases		Sales		Realized Gain/Loss	Dividend Income
Affiliate	Shares	Cost	Shares	Cost
Canyon Resources Corporation	1,084,500	$949,619	—	—	—	—
Richmont Mines	—	—	—	—	—	—
Riddarhyttan Resources AB*	659,615	590,084	234,615	$242,823	$22,958	—
Royal Gold Inc	240,000	4,309,610	—	—	—	$106,500

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	Leveraged 1 1/2 to 1
(g)	Leveraged 2 to 1
______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

First Eagle Fund of America

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Harold Levy

For the six-month period ended April 30, 2005, First Eagle Fund of America continued on a positive, though subdued pace. The value of Fund shares (Class Y) appreciated 4.14% vs. the S&P 500 Index, which was up 3.28% during the period.

The most notable events of the period for us were the continuation of merger & acquisition activity, which started last year. We were the beneficiary of the acquisition of Western Wireless Corporation by Alltel and the bidding war that erupted over our holdings in MCI Inc. with Verizon Communications Inc. as the apparent winner. Just recently, a large position of ours, Storage Technology Corporation, agreed to be acquired by Sun Microsystems on what we consider to be reasonable terms. To show the folly of trying to predict the timing of corporate events, we owned MCI less than a year, Western Wireless several years and Storage Technology many, many years. Our returns from MCI and Western Wireless were exceptional due to both level of appreciation and speed; Storage Tech returns in the end were fine despite the prolonged holding period, reinforcing our view that patience is a strategic asset, especially in these times of rapid-fire portfolio moves by many market players. Securities which detracted from the fund’s performance include Valeant Pharmaceuticals International, Celera Genomics Group and Noven Pharmaceuticals, Inc.

In terms of outlook, little has changed since our last note. Media reports and market sentiment on the economy seem depressed while corporate profits are at very robust levels. Corporate cash continues to grow and fortunately a small amount of it has come our way in the form of acquisition activity, as noted above. Our holdings continue to increase dividends, initiate or expand share repurchases and in general do things that increase the wealth of their owners.

It is always difficult to generate satisfactory returns in the stock market during periods when the Fed is raising interest rates and this time has been no exception. However, at some point, the Fed will be done and the large cash horde which has been accumulated and the continued robust profits should provide ample fuel for interesting investment returns, hopefully particularly in our holdings.

Though we have no better crystal ball than others, it seems as though some times are particularly well suited to benefit the disciplines we employ and our hunch is that the current period is one of them.

Sincerely,

Harold Levy

Portfolio Manager

May 2005

FUND OVERVIEW

FIRST EAGLE FUND OF AMERICA	Data as of April 30, 2005 (Unaudited)

THE INVESTMENT STYLE		AVERAGE ANNUAL RETURNS

The First Eagle Fund of America is a non-diversified U.S. equity fund with a unique event-driven bias. The Fund focuses on identifying companies poised to benefit from change that the market has not yet recognized. It seeks capital appreciation with above-average long-term returns.

			ONE-YEAR	FIVE-YEARS	TEN-YEARS
		First Eagle Fund of America
		(Y Shares)	8.34%	8.35%	14.65%
		Standard & Poor’s 500 Index	6.34%	(2.94%)	10.26%

		GROWTH OF A $10,000 INITIAL INVESTMENT
ASSET ALLOCATION

$40,000

04/95

04/97

04/98

04/99

04/00

04/01

04/02

04/03

04/05

04/96

30,000

20,000

10,000

0

04/04

$39,239

$26,516

First Eagle Fund of America

Standard & Poor’s 500 Index

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The Fund’s average annual returns shown above are historical and reflect changes in share price, reinvested dividends and is net of expenses. The Standard & Poor’s 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor’s 500 Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total market.

U.S. Dollar Cash and Equivalents 4.91% U.S. Stocks and Options 89.47% Foreign Stock 5.62%

SECTOR/INDUSTRY*
Health Care	31.75%	TOP 10 HOLDINGS
Industrials	19.90%	Tyco International Limited ((industrial conglomerate)			5.12%
Consumer Discretionary	12.33%	L-3 Communications Holdings Inc. (secure communication systems)			4.59%
Materials	10.90%	General Dynamics Corporation (aerospace and defense manufacturer)			4.33%
Consumer Staples	6.99%	Manor Care Inc. (skilled nursing care)			3.90%
Information Technology	3.87%	Storage Technology Corporation (computer storage device)			3.90%
Telecommunication Services	3.36%	Valeant Pharmaceuticals International (pharmaceuticals manufacturer)			3.88%
Utilities	2.96%	Dean Foods Company (dairy foods distributor)			3.75%
Energy	2.07%	Packaging Corporation of America (packaging materials manufacturer)			3.42%
Financials	0.83%	Ball Corporation (packaging & aerospace manufacturer)			3.40%
Miscellaneous	0.14%	Shire Pharmaceuticals Group Plc ADR (prescription medicines manufacturer)			2.86%
*percentages exclude option positions The Fund’s portfolio composition is subject to change at any time.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common Stocks—U.S. (90.74%)
	Biotechnology (6.22%)
556,700	Applera Corporation—Applied Biosystems Group	$11,500,185	$11,802,040
405,800	Medimmune Inc. (a)	9,839,087	10,295,146
1,070,200	Celera Genomics Group-Applera Corporation (a)	13,003,148	9,845,840
140,900	Cephalon Inc. (a)(c)	6,981,555	6,185,510
482,900	InterMune Inc. (a)	8,382,330	5,215,320
		49,706,305	43,343,856
	Consumer Discretionary (10.67%)
416,800	Autoliv, Inc.	17,912,366	18,443,400
528,600	GTECH Holdings Corporation (c)	10,925,033	12,934,842
549,200	Hasbro Inc.	8,935,284	10,390,864
599,800	UAP Holding Corporation (a)	9,503,860	8,631,122
165,000	The Stanley Works (c)	7,423,876	7,099,950
133,700	YUM! Brands Inc. (c)	3,112,145	6,278,552
64,000	The Black & Decker Corporation (c)	5,236,330	5,352,320
102,000	Lennar Corporation, Class ‘A’ (c)	4,612,040	5,249,940
		67,660,934	74,380,990
	Consumer Staples (7.04%)
760,250	Dean Foods Company (a)	19,562,590	26,122,190
1,375,200	Del Monte Foods Company (a)	12,984,791	14,343,336
137,600	Kimberly-Clark Corporation (c)	6,910,737	8,593,120
		39,458,118	49,058,646
	Energy (2.08%)
297,900	Devon Energy Corporation (c)	11,958,753	13,456,143
16,100	Ashland Inc. (c)	927,191	1,082,564
		12,885,944	14,538,707
	Financials (0.83%)
689,200	Knight Trading Group Inc., Class ‘A’ (a)	7,232,692	5,809,956
	Health Care Services (18.07%)
814,900	Manor Care Inc. (c)	17,964,656	27,176,915
599,100	Boston Scientific Corporation (a)	19,736,939	17,721,378
460,600	Biogen Idec Inc. (a)(c)	17,548,974	16,692,144
802,000	Andrx Corporation (a)(c)	16,582,825	15,967,820
341,300	Community Health Systems Inc. (a)	6,812,257	12,440,385
150,900	C.R. Bard, Inc. (c)	4,980,662	10,739,553
219,100	Edwards Lifesciences Corporation (a)(c)	7,945,864	9,649,164
202,200	Baxter International (c)	6,140,814	7,501,620
223,254	Viasys Healthcare Inc. (a)	4,004,716	4,741,915
638,100	Healthsouth Corporation (a)	3,410,364	3,286,215
		105,128,071	125,917,109
	Industrials (20.03%)
1,139,400	Tyco International Limited	17,915,905	35,674,614
450,700	L-3 Communications Holdings Inc. (c)	17,568,088	31,986,179
287,300	General Dynamics Corporation (c)	26,127,085	30,180,865
312,800	American Standard Companies Inc. (c)	6,958,953	13,985,288
______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common Stocks—U.S.—(continued)
	Industrials—(continued)
259,000	Pentair, Inc. (c)	$8,675,735	$10,303,020
209,400	Teekay Shipping Corporation (c)	10,068,257	8,782,236
117,500	Precision Castparts Corporation (c)	8,957,394	8,655,050
		96,271,417	139,567,252
	Information Technology (3.90%)
977,600	Storage Technology Corporation (a)(c)	17,287,833	27,177,280
	Materials (10.86%)
1,065,300	Packaging Corporation of America	17,231,925	23,852,067
599,300	Ball Corporation (c)	14,892,154	23,672,350
198,000	Monsanto Company (c)	10,357,244	11,606,760
402,800	Pactiv Corporation (a)	9,922,174	8,636,032
727,300	Norbord Inc.	7,126,668	6,422,059
38,300	Lubrizol Corporation	1,385,856	1,484,891
		60,916,021	75,674,159
	Pharmaceuticals (4.68%)
1,303,100	Valeant Pharmaceuticals International	24,138,745	27,039,325
333,700	Noven Pharmaceuticals Inc. (a)	6,948,728	5,549,431
		31,087,473	32,588,756
	Telecommunication Services (3.38%)
288,100	NII Holdings Inc., Class ‘B’ (a)(c)	10,231,185	14,425,167
409,200	Sprint Corporation	10,185,480	9,108,792
		20,416,665	23,533,959
	Utilities (2.98%)
266,900	Constellation Energy Group	10,591,655	14,028,264
372,800	Nalco Holding Company (a)	7,224,328	6,710,400
		17,815,983	20,738,664
	Total Common Stocks—U.S.	525,867,456	632,329,334
	Preferred Stocks—U.S. (0.48%)
1,000	Tidewater Holdings Inc. Ser. B Conv. (a)(b)(d)	1,000,000	1,446,471
1,200	Tidewater Holdings Inc. Ser. A Conv. (a)(b)(d)	1,200,000	1,200,000
26,057	Assistive Technology Inc. Ser. F (a)(b)(d)	342,000	342,000
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)(d)	883,921	220,980
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)(d)	500,000	125,000
	Total Preferred Stocks—U.S.	3,925,921	3,334,451
	Warrants—U.S. (0.00%)
9,873	Assistive Technology Inc. (a)(b)(d)	382	382
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)(d)	—	—
	Total Warrants—U.S.	382	382
	Other Investments—U.S. (0.00%)
16	Euro Outlet Malls, L.P. (a)(b)(d)	—	—
______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common Stocks—Non U.S. (4.60%)
	France (1.74%)
490,500	Thomson ADR (1)	$12,469,788	$12,125,160
	United Kingdom (2.86%)
640,900	Shire Pharmaceuticals Group Plc ADR (2)	15,191,777	19,919,172
	Total Common Stocks—Non U.S.	27,661,565	32,044,332

Principal Amount
	Short-Term Investment (4.71%)
$6,500,000	United States Treasury Bill 2.80% due 6/23/2005	6,474,067	6,474,067
3,000,000	United States Treasury Bill 2.78% due 6/30/2005	2,986,500	2,986,782
2,000,000	United States Treasury Bill 2.71% due 7/14/2005	1,988,982	1,988,868
15,500,000	United States Treasury Bill 2.805% due 7/21/2005	15,404,094	15,404,939
6,000,000	United States Treasury Bill 2.88% due 7/28/2005	5,958,933	5,959,530
		32,812,576	32,814,186
	Total Investment Portfolio Excluding Covered Call Options Written	590,267,900	700,522,685

Contracts
	Contracts Covered Call Options Written (-0.73%)
1,404	American Standard Companies Inc. @ $45 exp. June 2005	(161,460)
2,945	Andrx Corporation @ $25 exp. June 2005	(44,175)
161	Ashland Inc. @ $65 exp. May 2005	(52,325)
563	Ball Corporation @ $40 exp. May 2005	(42,225)
2,662	Ball Corporation @ $45 exp. May 2005	(26,620)
2,022	Baxter International Inc. @ $35 exp. May 2005	(454,950)
378	Biogen Idec Inc. @ $40 exp. May 2005	(9,450)
430	The Black & Decker Corporation @ $80 exp. May 2005	(197,800)
210	The Black & Decker Corporation @ $85 exp. June 2005	(48,300)
377	C.R. Bard, Inc. @ $70 exp. May 2005	(69,745)
566	C.R. Bard, Inc. @ $65 exp. July 2005	(407,520)
566	C.R. Bard, Inc. @ $70 exp. July 2005	(200,930)
140	Cephalon Inc. @ $50 exp. May 2005	(4,200)
453	Devon Energy Corporation @ $45 exp. May 2005	(63,420)
742	Devon Energy Corporation @ $45 exp. June 2005	(170,660)
746	Devon Energy Corporation @ $45 exp. July 2005	(238,720)
332	Devon Energy Corporation @ $50 exp. July 2005	(33,200)
322	Edwards Lifesciences Corporation @ $40 exp. May 2005	(135,240)
107	Edwards Lifesciences Corporation @ $45 exp. May 2005	(6,688)
1,391	General Dynamics Corporation @ $105 exp. May 2005	(208,650)
886	General Dynamics Corporation @ $110 exp. May 2005	(24,365)
1,056	GTECH Holdings Corporation @ $25 exp. June 2005	(68,640)
154	Kimberly-Clark Corporation @ $65 exp. May 2005	(2,695)
2,565	L-3 Communications Holdings Inc. @ $70 exp. May 2005	(384,750)
777	L-3 Communications Holdings Inc. @ $70 exp. July 2005	(229,215)
1,165	L-3 Communications Holdings Inc. @ $75 exp. July 2005	(139,800)
127	Lennar Corporation, Class ‘A’ @ $55 exp. May 2005	(7,620)
559	Lennar Corporation, Class ‘A’ @ $60 exp. May 2005	(4,192)
3,263	Manor Care Inc. @ $35 exp. May 2005	(81,575)
______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2005

(Unaudited)

Contracts		Cost (Note 1)		Value (Note 1)
	Covered Call Options Written—(continued)
322	Monsanto Company @ $55 exp. May 2005			$(140,070)
323	Monsanto Company @ $60 exp. May 2005			(41,182)
668	Monsanto Company @ $55 exp. July 2005			(384,100)
667	Monsanto Company @ $60 exp. July 2005			(193,430)
332	NII Holdings Inc., Class ‘B’ @ $60 exp. May 2005			(3,320)
259	NII Holdings Inc., Class ‘B’ @ $50 exp. June 2005			(66,045)
1,251	NII Holdings Inc., Class ‘B’ @ $55 exp. June 2005			(106,335)
1,039	NII Holdings Inc., Class ‘B’ @ $60 exp. June 2005			(20,780)
1,835	Pentair Inc. @ $40 exp. May 2005			(110,100)
1,080	Precision Castparts Corporation @ $75 exp. May 2005			(151,200)
95	Precision Castparts Corporation @ $75 exp. June 2005			(22,563)
1,325	The Stanley Works @ $45 exp. May 2005			(46,375)
325	The Stanley Works @ $42.5 exp. June 2005			(62,563)
569	Storage Technology Corporation @ $30 exp. June 2005			(56,900)
1,285	Storage Technology Corporation @ $35 exp. June 2005			(32,125)
627	Teekay Shipping Corporation @ $50 exp. May 2005			(6,270)
836	Teekay Shipping Corporation @ $50 exp. July 2005			(60,610)
283	YUM! Brands Inc. @ $45 exp. May 2005			(58,015)
1,054	YUM! Brands Inc. @ $50 exp. May 2005			(10,540)
	Total Covered Call Options Written (premium $11,172,946)			(5,091,653)
	Total Investment Portfolio (99.80%)	$579,094,954	*	695,431,032 **
	Other assets in excess of liabilities (0.20%)			1,383,728
	Net Assets (100.00%)			$696,814,760
______________
*	At April 30, 2005, cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of securities at April 30, 2005, were $137,999,720 and $21,663,642, respectively (net appreciation was $116,336,078).
Sector/Industry Classifications
(1) Consumer Discretionary
(2) Pharmaceuticals
(a)	Non-income producing security.
(b)

Restricted security priced at fair value by the Valuation Committee of the Board of Trustees. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on April 30, 2005 is shown below:

Security	Acquisition Date	Cost
Assistive Technology Inc. Ser. E-1	10/31/95	$589,281
Assistive Technology Inc. Ser. E-2	12/19/96	333,333
Assistive Technology Inc. Ser. F	12/07/01	342,000
Assistive Technology Inc. Warrants	10/21/98	382
Assistive Technology Inc. Ser. E-1 Warrants	10/21/98	—
Euro Outlet Malls, L.P	12/30/94	—
Tidewater Holdings Inc. Ser. A Conv. Pfd. Stock	7/09/96	1,200,000
Tidewater Holdings Inc. Ser. B Conv. Pfd. Stock	12/20/02	1,000,000
(c)	At April 30, 2005, all or a portion of this security was segregated to cover collateral requirement for options.
(d)	Security for which there is less than three market makers.
______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2005

(Unaudited)

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle U.S. Value Fund	First Eagle Gold Fund	First Eagle Fund of America
Assets:
Investments, at value (cost: $11,306,226,383, $5,970,421,294, $171,969,496, $606,511,963 and $590,267,900, respectively) (Note 1)	$13,349,614,055	$7,959,678,005	$197,506,604	$641,152,058	$700,522,685
Cash	7,298,351	36,277	2,767	257,541	899,496
Foreign cash	8,938	7,834	—	—	—
Receivable for forward currency contracts held, at value (Note 1 and 7)	10,490,155	5,579,116	—	—	—
Receivable for investment securities sold and premiums for written options	8,963,390	4,758,914	—	198,277	651,612
Receivable for Fund shares sold	20,308,224	5,280,723	2,434,145	2,418,673	1,268,576
Accrued interest and dividends receivable	40,890,250	35,206,756	311,597	493,245	1,070,736
Other assets (Note 2)	347,694	241,195	13,648	26,280	69,614
Total Assets	13,437,921,057	8,010,788,820	200,268,761	644,546,074	704,482,719
Liabilities:
Due to broker	—	—	—	—	—
Call options written, at value (premiums received $11,172,946) (Note 3)	—	—	—	—	5,091,653
Payable for Fund shares redeemed	4,622,279	2,001,254	28,714	2,922,275	10,398
Payable for investment securities purchased	91,451,318	37,125,100	365,760	1,285,811	1,613,525
Payable for forward currency contracts held, at value (Notes 1 and 7)	93,845	17,247	—	—	—
Investment advisory fees payable (Note 3)	8,301,203	4,981,092	119,766	409,940	584,008
Administrative cost reimbursement payable (Note 3)	287,775	168,332	4,152	14,211	15,174
Distribution fees payable (Note 4)	3,841,979	1,495,703	47,529	161,899	154,978
Services fees payable (Note 4)	690,569	189,282	9,737	19,464	4,488
Accrued expenses and other liabilities	3,667,493	2,376,342	77,270	317,231	193,735
Total Liabilities	112,956,461	48,354,352	652,928	5,130,831	7,667,959
Net Assets:
Capital stock (par value, $0.001 per share)	343,333	359,466	14,054	43,190	27,728
Capital surplus	11,095,420,312	5,823,533,356	170,389,017	628,638,146	534,506,364
Net unrealized appreciation (depreciation) on:
Investments	2,043,387,672	1,989,256,711	25,537,108	34,640,095	110,254,785
Forward currency contracts	10,396,310	5,561,869	—	(10,730)	—
Foreign currency related transactions	(139,453)	(129,105)	—	9,665	—
Written Options	—	—	—	—	6,081,293
Undistributed net realized gains (losses) on investments	227,577,830	256,811,795	3,661,866	(8,023,914)	46,679,004
Undistributed net investment (loss) income	(52,021,408)	(112,959,624)	13,788	(15,881,209)	(734,414)
Net Assets (Note 1)	$13,324,964,596	$7,962,434,468	$199,615,833	$639,415,243	$696,814,760
Class Y share capital	—	—	—	—	$654,502,633
Shares of beneficial interest outstanding (Class Y) (Note 6)	—	—	—	—	25,982,908
Net asset value per share	—	—	—	—	$25.19
Class A share capital	$8,516,246,805	$4,454,899,395	$92,031,666	$483,841,234	$20,162,628
Shares of beneficial interest outstanding (Class A) (Note 6)	219,173,484	201,369,358	6,493,992	32,659,694	809,910
Net asset value per share	$38.86	$22.12	$14.17	$14.81	$24.89
Maximum offering price per share	$40.91	$23.28	$14.92	$15.59	$26.20
Class I share capital	$1,477,941,213	$2,600,242,195	$57,277,107	$63,488,945	—
Shares of beneficial interest outstanding (Class I) (Note 6)	37,942,994	116,720,538	4,013,005	4,266,325	—
Net asset value per share	$38.95	$22.28	$14.27	$14.88	—
Class C share capital	$3,330,776,578	$907,292,878	$50,307,060	$92,085,064	$22,149,499
Shares of beneficial interest outstanding (Class C) (Note 6)	86,216,884	41,375,804	3,547,343	6,263,588	935,585
Net asset value per share	$38.63	$21.93	$14.18	$14.70	$23.67
______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2005

(Unaudited)

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle U.S. Value Fund	First Eagle Gold Fund	First Eagle Fund of America
Investment Income:
Income:
Interest	$63,432,283	$26,965,292	$1,418,344	$423,640	$260,245
Dividends (net of $6,865,836 $6,503,391, $7,816, $65,813 and $5,868 foreign taxes withheld, respectively)	74,666,473	59,977,318	730,021	3,395,907	3,886,509
Other Income	369,740	—	4,995	—	204,814
Total income	138,468,496	86,942,610	2,153,360	3,819,547	4,351,568
Expenses:
Investment advisory fees (Note 3)	42,911,642	28,600,706	638,377	2,580,912	3,434,835
Administrative cost reimbursement (Note 3)	1,824,462	1,217,247	27,562	114,217	112,235
Distribution fees (Note 4)	19,802,370	8,637,546	233,750	1,009,019	921,413
Service fees (Note 4)	3,467,158	1,101,900	46,006	118,719	24,504
Shareholder servicing agent fees	6,745,264	3,557,105	142,669	519,300	290,523
Custodian fees	1,541,316	1,355,205	12,556	171,879	58,880
Accounting fees	828,950	555,504	23,841	63,032	61,319
Registration and filing fees	799,000	153,850	40,083	63,098	55,029
Legal fees	343,170	249,250	6,235	23,170	23,417
Printing fees	992,600	538,897	11,444	85,350	32,673
Professional fees	88,510	43,663	27,264	39,255	38,700
Trustees’ fees	89,652	105,518	2,353	6,274	12,829
Insurance fees	109,010	107,507	2,476	10,641	12,120
Miscellaneous fees	43,715	30,377	2,543	2,749	9,697
Total expenses	79,586,819	46,254,275	1,217,159	4,807,615	5,088,174
Expense reductions due to earnings credits (Note 1)	(113,750)	(46,404)	(1,518)	(9,772)	(2,192)
Net expenses	79,473,069	46,207,871	1,215,641	4,797,843	5,085,982
Net investment income (loss) (Note 1)	58,995,427	40,734,739	937,719	(978,296)	(734,414)
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Notes 1 and 7):
Net realized gains (losses) from:
Investment transactions	235,418,871	260,666,686	3,667,450	12,866,341	58,857,331
Foreign currency related transactions	(46,119,126)	(55,730,173)	(413)	1,272	—
Written Options	—	—	—	—	(8,866,269)
	189,299,745	204,936,513	3,667,037	12,867,613	49,991,062
Change in unrealized appreciation (depreciation) of:
Investments	469,394,503	463,598,310	2,900,140	(100,704,589)	(31,071,179)
Foreign currency related transactions	(561,248)	57,388,774	—	11,946	—
Written Options	—	—	—	—	6,801,633
	468,833,255	520,987,084	2,900,140	(100,692,643)	(24,269,546)
Net gains (losses) on investments, foreign currency related transactions and written options	658,133,000	725,923,597	6,567,180	(87,825,030)	25,721,516
Net Increase in Net Assets Resulting from Operations	$717,128,427	$766,658,336	$7,504,896	$(88,803,326)	$24,987,102
______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	First Eagle Global Fund		First Eagle Overseas Fund
	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Operations:
Net investment income (loss)	$58,995,427	$81,581,560	$40,734,739	$52,480,388
Net realized gain from investments, foreign currency related transactions and written options	189,299,745	106,004,060	204,936,513	110,133,635
Increase (decrease) in unrealized appreciation (depreciation) of investments, foreign currency related transactions and written options	468,833,255	768,980,593	520,987,084	812,126,870
Net increase (decrease) in net assets resulting from operations	717,128,427	956,566,213	766,658,336	974,740,893
Distributions to Shareholders:
Dividends paid from net investment income	(103,166,454)	(84,976,867)	(75,280,621)	(111,893,187)
Distributions paid from net realized gains from investment transactions	(46,896,198)	(113,240,044)	(37,702,044)	(34,801,177)
Decrease in net assets resulting from distributions	(150,062,652)	(198,216,911)	(112,982,665)	(146,694,364)
Fund Share Transactions (Note 6):
Net proceeds from shares sold	4,468,151,427	4,074,233,686	863,323,411	2,845,747,760
Net asset value of shares issued for reinvested dividends and distributions	126,291,099	176,591,275	94,759,204	123,547,983
Cost of shares redeemed	(435,837,599)	(523,196,003)	(452,241,138)	(813,008,973)
Increase in net assets from Fund share transactions	4,158,604,927	3,727,628,958	505,841,477	2,156,286,770
Net increase (decrease) in net assets	4,725,670,702	4,485,978,260	1,159,517,148	2,984,333,299
Net Assets (Note 1):
Beginning of period	8,599,293,894	4,113,315,634	6,802,917,320	3,818,584,021
End of period (including undistributed net investment (loss) income of $(52,021,408), $(7,850,379), $(112,959,624), $(78,413,743), $(13,788), $1,197,776, $(15,881,209), $(14,902,913), $(734,414) and $0, respectively)	$13,324,964,596	$8,599,293,894	$7,962,434,468	$6,802,917,320
______________

See Notes to Financial Statements.

First Eagle U.S. Value Fund		First Eagle Gold Fund		First Eagle Fund of America
Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
$937,719	$2,142,996	$(978,296)	$(3,704,294)	$(734,414)	$(4,013,504)
3,667,037	5,378,687	12,867,613	12,654,835	49,991,062	52,003,879
2,900,140	10,221,781	(100,692,643)	35,776,508	(24,269,546)	31,539,946
7,504,896	17,743,464	(88,803,326)	44,727,049	24,987,102	79,530,321
(2,121,670)	(2,458,885)	—	(16,065,037)	—	—
(3,830,392)	(2,807,807)	—	—	(42,151,509)	(11,366,582)
(5,952,062)	(5,266,692)	—	(16,065,037)	(42,151,509)	(11,366,582)
58,762,526	34,809,386	154,405,800	375,796,991	108,967,555	131,313,693
3,956,475	3,313,979	—	13,314,180	37,345,786	9,805,052
(9,665,589)	(16,208,049)	(109,267,911)	(169,927,620)	(65,091,948)	(148,175,659)
53,053,412	21,915,316	45,137,889	219,183,551	81,221,393	(7,056,914)
54,606,246	34,392,088	(43,665,437)	247,845,563	64,056,986	61,106,825
145,009,587	110,617,499	683,080,680	435,235,117	632,757,774	571,650,949
$199,615,833	$145,009,587	$639,415,243	$683,080,680	$696,814,760	$632,757,774

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1—Significant Accounting Policies

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002). First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. Additionally, effective May 23, 2000, the Funds’ fiscal year end changed from March 31 to October 31 of each year.

The following is a summary of significant accounting policies adhered to by the Funds:

a) Investment valuation—Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value.

London closing exchange rates typically are used to convert foreign security prices into U.S. dollars, while commodities (such as physical metals) normally are valued at the price of the last sale on the COMEX exchange as of the close of business on the date on which the assets are valued. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. The Funds use pricing services to identify the market prices of publicly trade securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

b) Investment transactions and income—Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized. Investment income is allocated to each Fund’s share class in proportion to its relative net assets.

c) Expenses—Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits reduce accounting fees by the amount of interest earned on balances with such service provider.

d) Foreign currency translation—The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

e) Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

f) Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the First Eagle Fund of America may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

First Eagle Fund of America generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. First Eagle Fund of America may also use options for speculative purposes, although it does not employ options for this purpose at the present time. First Eagle Fund of America will segregate assets to cover its obligations under option contracts.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. First Eagle Fund of America will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on the sale of a written call option, the purchase cost of a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. When a written option expires, First Eagle Fund of America will realize a gain equal to the amount of the premium received. When First Eagle Fund of America enters into a closing purchase transaction, First Eagle Fund of America will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that First Eagle Fund of America may incur a loss if the market price of the security decreases and the option is exercised. First Eagle Fund of America also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

g) Short Sales—The First Eagle Fund of America may seek to realize additional gains through short sale transactions in securities listed on one or more national security exchanges, or in unlisted securities. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest that accrues during the period of the loan. To borrow the security, the Fund may also be required to pay a premium. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed. There were no short sales at April 30, 2005.

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

h) United States income taxes—No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America declare and pay such income, dividends and capital gains distributions on an annual basis.

i) Distributions to shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

j) Use of estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2—Investment Advisory Agreements and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, LLC (the “Adviser”), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the “Advisory Agreement”) an annual advisory fee as follows: First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund at 0.75% of average daily net assets and First Eagle Fund of America at 1% of average daily net assets. Prior to March 1, 2004, First Eagle Global Fund’s annual advisory fee was at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000.

The Adviser also performs certain administrative and accounting services on behalf of the Funds, and, in accordance with its agreement with them, the Funds reimburse the Adviser for costs (including personnel, overhead and other costs) related to those services. For the six months ended April 30, 2005, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America reimbursed the Adviser $1,824,462, $1,217,247, $27,562, $114,217 and $112,235, respectively.

Prior to December 31, 2002, the Adviser had agreed to reimburse the First Eagle U.S. Value Fund to the extent that the aggregate annualized expenses exceeded 1.50% for Class A, 1.25% for Class I and 2.25% for Class C of average daily net assets. If necessary, the Adviser agreed to reimburse the First Eagle Gold Fund to the extent that the aggregate annualized expenses exceeded 2% for Class I and 3% for Class C of average daily net assets until February 29, 2004. For the period from November 1, 2003 to February 29, 2004, the Adviser did not need to reimburse or waive any of First Eagle Gold Fund’s fees.

Pursuant to a subadvisory agreement, dated December 10, 2002 (“Subadvisory Agreement”) with the Adviser, Iridian Asset Management LLC (“Iridian” or the “Subadviser”) manages the investments of the

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

First Eagle Fund of America. Iridian, a registered investment adviser whose primary office is at 276 Post Road West, Westport, CT 06880, is a majority-owned subsidiary of BIAM (US), Inc., a U.S. subsidiary of The Governor and Company of The Bank of Ireland. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) the fees received by the Fund’s distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and are further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

On December 6, 2002, First Eagle Funds Distributors, a division of ASB Securities LLC, a wholly owned subsidiary of ASB Holdings, assumed the duties of the Funds’ principal underwriter. Previously, Arnhold and S. Bleichroeder, Inc. (“ASB”) acted as the Fund’s principal underwriter. For the six months ended April 30, 2005, First Eagle Funds Distributors realized $2,917,250, $140,488, $53,243, $108,973 and $14,188, pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively. For the six months ended April 30, 2005, a broker-dealer that was then (but no longer is) a related party of the Adviser received $181,843, $85,581, $3,458, $1,250 and $151,260 in broker’s commissions (and options clearing charges in the case of First Eagle Fund of America) for portfolio transactions executed on behalf of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively.

Included in the accrued expenses, on the accompanying statements of assets and liabilities of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America are fees that are payable to trustees in the amounts of $30,048, $32,339, $1,500, $2,600 and $7,485, respectively.

Note 3—Call Options Written

For the six months ended April 30, 2005, First Eagle Fund of America had the following written options transactions:

	Number of Contracts	Premium
Options outstanding at October 31, 2004	57,198	$12,326,760
Options written	143,931	37,984,787
Options exercised	(36,037)	(6,892,098)
Options expired/closed	(123,848)	(32,246,503)
Options outstanding at April 30, 2005	41,244	$11,172,946

As of April 30, 2005, portfolio securities valued at $204,216,339 were segregated to cover collateral requirements for options.

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note  4—Plans of Distribution

Under the terms of the Distribution Plans and Agreements (“the Plans”) with First Eagle Funds Distributors, a division of ASB Securities LLC (“the Distributor”), pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund pay the Distributor quarterly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 0.75%, respectively of average daily net assets. In the case of First Eagle Fund of America, it pays the Distributor quarterly, a distribution fee with respect to Class Y, Class C and Class A shares at an annual rate of up to 0.25%, 0.75% and 0.25%, respectively of average daily net assets. Prior to March 1, 2005, First Eagle Fund of America’s distribution fee for its Class A shares was at an annual rate of 0.50% of average daily net assets. Under the Plan, the Distributor is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of a Fund’s shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended April 30, 2005 the distribution fees incurred by First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America were $19,802,370, $8,637,546, $233,750, $1,009,019 and $921,413, respectively.

The Distributor receives an annual services fee with respect to Class C at the annual rate of 0.25% of each portfolio’s daily net assets, payable quarterly to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six months ended April 30, 2005 the services fees incurred by First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America were $3,467,158, $1,101,900, $46,006, $118,719 and $24,504, respectively.

Note 5—Purchases and Sales of Securities

During the six months ended April 30, 2005 the aggregate cost of purchases of investments, excluding short-term securities, totaled $2,226,632,412, $703,110,714, $12,558,544, $108,876,403 and $219,910,243 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively. Proceeds from sales of investments, excluding short-term securities, totaled $500,328,653, $575,194,256, $14,940,253, $60,184,940 and $216,465,637 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively.

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6—Capital Stock

At April 30, 2005, the Funds have an unlimited number of shares authorized for issuance. The Funds have the ability to issue multiple classes of shares.

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2005
	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
Shares sold	61,421,146	21,112,600	32,978,096	21,210,211	15,066,275	3,334,024	2,264,864	261,137	1,551,493
Shares issued for reinvested dividends and distributions	2,564,234	267,110	532,241	2,924,713	1,397,775	224,286	163,568	56,986	59,910
Shares redeemed	(8,286,023)	(931,018)	(2,007,549)	(12,708,493)	(5,418,674)	(2,455,911)	(403,545)	(158,530)	(112,470)
Net increase (decrease)	55,699,357	20,448,692	31,502,788	11,426,431	11,045,376	1,102,399	2,024,887	159,593	1,498,933

	Year Ended October 31, 2004
	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
Shares sold	70,488,564	11,009,466	36,738,270	80,986,332	53,096,850	19,625,580	1,736,431	286,527	609,796
Shares issued for reinvested dividends and distributions	4,532,927	286,544	662,625	4,705,595	1,728,029	555,263	149,592	63,241	51,576
Shares redeemed	(12,084,403)	(1,261,228)	(1,879,784)	(29,735,723)	(10,839,902)	(2,474,546)	(680,092)	(335,594)	(211,149)
Net increase (decrease)	62,937,088	10,034,782	35,521,111	55,956,204	43,984,977	17,706,297	1,205,931	14,174	450,223

Transactions in dollars of capital stock were as follows:

	Six Months Ended April 30, 2005
	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
Shares sold	$2,380,241,892	$815,725,174	$1,272,184,361	$464,072,578	$327,343,744	$71,907,089	$32,575,815	$3,807,662	$22,379,049
Shares issued for reinvested dividends and distributions	96,312,624	10,046,015	19,932,460	60,863,298	29,255,433	4,640,473	2,303,039	806,910	846,526
Shares redeemed	(321,880,342)	(36,224,664)	(77,732,593)	(278,249,905)	(120,806,957)	(53,184,276)	(5,781,076)	(2,272,887)	(1,611,626)
Net increase (decrease)	$2,154,674,174	$789,546,525	$1,214,384,228	$246,685,971	$235,792,220	$23,363,286	$29,097,778	$2,341,685	$21,613,949

	Year Ended October 31, 2004
	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
Shares sold	$2,431,162,361	$380,724,292	$1,262,347,033	$1,496,550,994	$992,733,088	$356,463,678	$22,882,979	$3,831,450	$8,094,957
Shares issued for reinvested Dividends and distributions	146,005,567	9,235,949	21,349,759	83,147,879	30,655,239	9,744,865	1,869,971	795,581	648,427
Shares redeemed	(415,386,693)	(43,367,409)	(64,441,901)	(561,360,817)	(205,232,811)	(46,415,345)	(8,996,278)	(4,417,394)	(2,794,377)
Net increase (decrease)	$2,161,781,235	$346,592,832	$1,219,254,891	$1,018,338,056	$818,155,516	$319,793,198	$15,756,672	$209,637	$5,949,007

Six Months Ended April 30, 2005
First Eagle Gold Fund			First Eagle Fund of America
Class A	Class I	Class C	Class Y	Class C	Class A
7,117,575	626,985	1,620,523	3,671,566	259,761	267,317
–	–	–	1,395,920	43,934	35,706
(5,122,984)	(836,643)	(823,853)	(2,393,695)	(57,551)	(57,515)
1,994,591	(209,658)	796,670	2,673,791	246,144	245,508

Year Ended October 31, 2004
First Eagle Gold Fund			First Eagle Fund of America
Class A	Class I	Class C	Class Y	Class C	Class A
16,119,651	2,904,820	4,385,095	4,717,285	232,191	366,381
656,397	62,718	49,358	403,650	10,484	5,626
(9,478,146)	(359,212)	(945,037)	(5,870,299)	(71,542)	(75,733)
7,297,902	2,608,326	3,489,416	(749,364)	171,133	296,274

Six Months Ended April 30, 2005
First Eagle Gold Fund			First Eagle Fund of America
Class A	Class I	Class C	Class Y	Class C	Class A
$117,279,003	$10,498,431	$26,628,366	$95,742,769	$6,366,934	$6,857,852
–	–	–	35,400,624	1,050,021	895,141
(82,457,821)	(13,432,682)	(13,377,408)	(62,195,419)	(1,415,934)	(1,480,595)
34,821,182	(2,934,251)	13,250,958	68,947,974	6,001,021	6,272,398

Year Ended October 31, 2004
First Eagle Gold Fund			First Eagle Fund of America
Class A	Class I	Class C	Class Y	Class C	Class A
$258,199,290	$46,303,834	$71,293,867	$116,850,690	$5,474,918	$8,988,085
11,368,798	1,087,533	857,849	9,441,077	233,793	130,182
(149,625,157)	(5,844,671)	(14,457,792)	(144,640,393)	(1,678,176)	(1,857,090)
119,942,931	41,546,696	57,693,924	(18,348,626)	4,030,535	7,261,177

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7—Commitments

As of April 30, 2005, First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Gold Fund had entered into forward currency contracts, as summarized on the following pages, resulting in net unrealized appreciation (depreciation) of $10,396,310, and $5,561,869 and ($10,730), respectively.

FIRST EAGLE GLOBAL FUND

Transaction Hedges:

Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at April 30, 2005	U.S. $ To Be Delivered	Unrealized Appreciation at April 30, 2005	Unrealized Depreciation at April 30, 2005
5/03/05	3,312,857	euro	$4,262,487	$4,271,597	–	$(9,110)
5/04/05	14,265,455	euro	18,354,648	18,439,383	–	(84,735)
5/04/05	62,960	Swiss franc	52,651	52,647	$4	–
5/06/05	2,182,930,165	Japanese yen	20,817,568	20,611,181	206,387	–
5/09/05	2,211,655,357	Japanese yen	21,091,506	20,880,053	211,453	–
			64,578,860	64,254,861	417,844	(93,845)

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2005	Unrealized Appreciation at April 30, 2005	Unrealized Depreciation at April 30, 2005
5/04/05	1,275,912	euro	1,642,417	1,641,651	766	–

Portfolio Hedges:

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2005	Unrealized Appreciation at April 30, 2005	Unrealized Depreciation at April 30, 2005
8/10/05	509,808,399	euro	660,593,045	656,701,425	3,891,620	–
8/10/05	30,662,000	euro	40,516,466	39,512,648	1,003,818	–
8/17/05	31,036,575,000	Japanese yen	302,909,882	298,294,820	$4,615,062	–
8/17/05	5,203,762,000	Japanese yen	50,504,931	49,943,886	561,045	–
			1,054,524,324	1,044,452,779	10,071,545	–
			$1,120,745,601	1,110,349,291	10,490,155	$(93,845)

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

FIRST EAGLE OVERSEAS FUND

Transaction Hedges:

Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at April 30, 2005	U.S. $ To Be Delivered	Unrealized Appreciation at April 30, 2005	Unrealized Depreciation at April 30, 2005
5/03/05	774,306	euro	$996,261	$998,390	—	$(2,129)
5/04/05	6,180,883	euro	7,952,633	7,967,751	—	(15,118)
5/04/05	26,233	Swiss franc	21,938	21,936	$2	—
5/06/05	1,338,220,790	Japanese yen	12,761,976	12,635,453	126,523	—
5/09/05	1,338,283,147	Japanese yen	12,762,571	12,634,385	128,186	—
			34,495,379	34,257,915	254,711	(17,247)

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2005	Unrealized Appreciation at April 30, 2005	Unrealized Depreciation at April 30, 2005
5/04/05	634,825	euro	817,178	816,797	381	—

Portfolio Hedges:

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2005	Unrealized Appreciation at April 30, 2005	Unrealized Depreciation at April 30, 2005
8/10/05	450,250,000	euro	580,568,415	580,061,439	506,976	—
8/10/05	7,586,000	euro	10,022,631	9,779,550	243,081	—
8/17/05	32,609,141,000	Japanese yen	317,571,786	313,346,907	4,224,879	—
8/17/05	3,020,986,000	Japanese yen	29,421,791	29,072,703	349,088	—
			937,584,623	932,260,599	5,324,024	—
			$972,897,180	$967,335,311	$5,579,116	$(17,247)

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

FIRST EAGLE GOLD FUND

Transaction Hedges:

Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at April 30, 2005	U.S. $ To Be Delivered	Unrealized Appreciation at April 30, 2005	Unrealized Depreciation at April 30, 2005
5/04/05	929,263	Canadian dollar	$737,101	$745,604	—	$(8,503)
5/03/05	373,648	Canadian dollar	296,381	298,608	—	(2,227
			$1,033,482	$1,044,212	—	$(10,730)

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2005 (Unaudited)			Year Ended October 31,
				2004			2003
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
First Eagle Global Fund
Selected Per Share Data*
Net asset value, beginning of period	$36.53	$36.64	$36.30	$32.37	$32.41	$32.15	$24.34	$24.36	$24.15
Income (loss) from investment operations:
Net investment income	0.45	0.59	0.18	0.50	0.56	0.23	0.53	0.59	0.30
Net realized and unrealized gains (losses) on investments	2.49	2.40	2.59	5.18	5.22	5.18	8.39	8.41	8.38
Total from investment operations	2.94	2.99	2.77	5.68	5.78	5.41	8.92	9.00	8.68
Less distributions:
Dividends from net investment income	(0.43)	(0.50)	(0.26)	(0.67)	(0.70)	(0.41)	(0.49)	(0.55)	(0.28)
Distributions from capital gains	(0.18)	(0.18)	(0.18)	(0.85)	(0.85)	(0.85)	(0.40)	(0.40)	(0.40)
Total distributions	(0.61)	(0.68)	(0.44)	(1.52)	(1.55)	(1.26)	(0.89)	(0.95)	(0.68)
Net asset value, end of period	$38.86	$38.95	$38.63	$36.53	$36.64	$36.30	$32.37	$32.41	$32.15
Total Return[c]	8.11%[b]	8.23%[b]	7.67%[b]	18.18%	18.47%	17.31%	37.75%	38.14%	36.77%
Ratios and Supplemental Data
Net assets, end of period (millions)	$8,516	$1,478	$3,331	$5,972	$641	$1,986	$3,255	$242	$617
Ratio of operating expenses to average net assets [i]	1.23%[a]	0.99%[a]	1.98%[a]	1.24%	0.99%	1.99%	1.32%	1.06%	2.07%
Ratio of net investment income to average net assets [j]	1.17%[a]	1.50%[a]	0.46%[a]	1.46%	1.67%	0.66%	1.91%	2.11%	1.07%
Portfolio turnover rate	5.93%	5.93%	5.93%	4.94%	4.94%	4.94%	7.20%	7.20%	7.20%
______________
*	Per share amounts have been calculated using the average shares method

______________

See Notes to Financial Highlights.

Year Ended October 31,						Period from April 1, 2000 to October 31,			Year Ended March 31,
2002			2001			2000			2000
Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class Cf	Class A	Class I

$22.87	$22.89	$22.68	$25.47	$25.53	$25.44	$25.05	$25.07	$24.97	$22.90	$22.90

0.53	0.27	0.72	0.53	0.58	0.26	0.41	0.45	0.11	0.66	0.71

1.66	1.98	1.29	1.45	1.44	1.53	0.01	0.01	0.36	4.29	4.31

2.19	2.25	2.01	1.98	2.02	1.79	0.42	0.46	0.47	4.95	5.02

(0.63)	(0.69)	(0.45)	(1.39)	(1.47)	(1.36)	—	—	—	(1.07)	(1.12)

(0.09)	(0.09)	(0.09)	(3.19)	(3.19)	(3.19)	—	—	—	(1.73)	(1.73)
(0.72)	(0.78)	(0.54)	(4.58)	(4.66)	(4.55)	—	—	—	(2.80)	(2.85)

$24.34	$24.36	$24.15	$22.87	$22.89	$22.68	$25.47	$25.53	$25.44	$25.05	$25.07
9.76%	10.03%	8.98%	8.96%	9.15%	8.10%	1.68%[b]	1.83%[b]	1.88%[b]	22.19%	22.52%

$1,785	$85	$104	$1,512	$35	$11	$1,614	$14	$1	$1,790	$16

1.34%	1.09%	2.10%	1.38%	1.14%	2.14%	1.35%[a]	1.10%[a]	1.87%[a]	1.32%	1.07%

2.14%	2.37%	1.31%	2.24%	2.47%	1.12%	2.78%[a]	3.04%[a]	1.10%[a]	2.68%	2.89%
19.75%	19.75%	19.75%	28.98%	28.98%	28.98%	11.91%	11.91%	11.91%	15.57%	15.57%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS—(Continued)

	Six Months Ended April 30, 2005 (Unaudited)			Year Ended October 31,
				2004			2003
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C
First Eagle Overseas Fund
Selected Per Share Data*
Net asset value, beginning of period	$20.25	$20.37	$19.97	$17.50	$17.57	$17.28	$12.45	$12.48	$12.30
Income from investment operations:
Net investment income (losses)	0.23	0.29	0.07	0.17	0.22	0.03	0.18	0.22	0.07
Net realized and unrealized gains (losses) on investments	1.99	1.98	2.06	3.20	3.22	3.17	5.09	5.10	5.04
Total from investment operations	2.22	2.27	2.13	3.37	3.44	3.20	5.27	5.32	5.11
Less distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.06)	(0.47)	(0.49)	(0.36)	(0.21)	(0.22)	(0.12)
Distributions from capital gains	(0.11)	(0.11)	(0.11)	(0.15)	(0.15)	(0.15)	(0.01)	(0.01)	(0.01)
Total distributions	(0.35)	(0.36)	(0.17)	(0.62)	(0.64)	(0.51)	(0.22)	(0.23)	(0.13)
Net asset value, end of period	$22.12	$22.28	$21.93	$20.25	$20.37	$19.97	$17.50	$17.57	$17.28
Total Return[c]	11.07%[b]	11.23%[b]	10.69%[b]	19.77%	20.09%	18.89%	42.96%	43.29%	41.91%
Ratios and Supplemental Data
Net assets, end of period (millions)	$4,455	$2,600	$907	$3,846	$2,152	$804	$2,345	$1,084	$390
Ratio of operating expenses to average net assets[i]	1.21%[a]	0.95%[a]	1.95%[a]	1.25%	1.00%	2.00%	1.31%	1.05%	2.05%
Ratio of net investment income (loss) to average net assets[j]	1.07%[a]	1.33%[a]	0.31%[a]	0.90%	1.17%	0.17%	1.23%	1.48%	0.45%
Portfolio turnover rate	9.13%	9.13%	9.13%	5.88%	5.88%	5.88%	3.46%	3.46%	3.46%

______________

* Per share amounts have been calculated using the average shares method.

______________

See Notes to Financial Highlights.

Year Ended October 31,						Period from April 1, 2000 to October 31,			Year Ended March 31,
2002			2001			2000			2000
Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class Cd	Class A	Class I

$11.21	$11.21	$11.15	$14.31	$14.34	$14.31	$14.41	$14.43	$14.14	$11.36	$11.37

0.12	0.15	0.02	0.11	0.13	(0.01)	0.19	0.21	—	0.28	0.31
1.12	1.12	1.13	0.19	0.19	0.21	(0.29)	(0.30)	0.17	3.59	3.59
1.24	1.27	1.15	0.30	0.32	0.20	(0.10)	(0.09)	0.17	3.87	3.90
—	—	—	(0.76)	(0.81)	(0.72)	—	—	—	(0.18)	(0.20)

—	—	—	(2.64)	(2.64)	(2.64)	—	—	—	(0.64)	(0.64)
—	—	—	(3.40)	(3.45)	(3.36)	—	—	—	(0.82)	(0.84)
$12.45	$12.48	$12.30	$11.21	$11.21	$11.15	$14.31	$14.34	$14.31	$14.41	$14.43
11.06%	11.33%	10.31%	2.01%	2.19%	1.19%	(0.69%)[b]	(0.62%)[b]	1.20%[b]	34.46%	34.76%

$766	$209	$66	$409	$61	$6	$390	$28	$1	$450	$27
1.39%	1.15%	2.15%	1.53%	1.28%	2.26%	1.41%[a]	1.16%[a]	1.95%[a]	1.34%	1.15%
0.96%	1.17%	0.19%	0.91%	1.10%	(0.08)%	2.23%[a]	2.48%[a]	(0.05%)[a]	2.10%	2.14%
10.52%	10.52%	10.52%	17.27%	17.27%	17.27%	17.28%	17.28%	17.28%	26.62%	26.62%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS—(Continued)

	Six Months Ended April 30, 2005 (Unaudited)			Year Ended October 31, 2004
	Class A	Class I	Class C	Class A	Class I	Class C
First Eagle U.S. Value Fund
Selected Per Share Data*
Net asset value, beginning of period	$13.95	$14.05	$13.92	$12.71	$12.76	$12.61
Income from investment operations:
Net investment income	0.17	0.21	0.06	0.22	0.27	0.13
Net realized and unrealized gains on investments	0.60	0.59	0.67	1.66	1.65	1.64
Total from investment operations	0.77	0.80	0.73	1.88	1.92	1.77
Less distributions:
Dividends from net investment income	(0.20)	(0.23)	(0.12)	(0.32)	(0.31)	(0.14)
Distributions from capital gains	(0.35)	(0.35)	(0.35)	(0.32)	(0.32)	(0.32)
Total distributions	(0.55)	(0.58)	(0.47)	(0.64)	(0.63)	(0.46)
Net asset value, end of period	$14.17	$14.27	$14.18	$13.95	$14.05	$13.92
Total Return[c]	5.54%[b]	5.73%[b]	5.22%[b]	15.38%[b]	15.58%[b]	14.43%[b]
Ratios and Supplemental Data
Net assets, end of period (millions)	$92	$57	$50	$62	$54	$29
Ratio of operating expenses to average net assets[i]	1.35%[a]	1.09%[a]	2.10%[a]	1.38%	1.13%	2.13%
Ratio of net investment income (loss) to average net assets[j]	1.17%[a]	1.45%[a]	0.41%[a]	1.66%	2.00%	0.95%
Portfolio turnover rate	11.62%	11.62%	11.62%	23.47%	23.47%	23.47%

______________

* Per share amounts have been calculated using the average shares method.

______________

See Notes to Financial Highlights.

						Period from September 4, 2001[e] to October 31, 2001
Year Ended October 31,
2003			2002
Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

$10.56	$10.59	$10.48	$10.16	$10.16	$10.14	$10.00	$10.00	$10.00

0.19	0.23	0.11	0.13	0.14	0.13	–	–	(0.02)
2.46	2.45	2.43	0.29	0.31	0.23	0.16	0.16	0.16
2.65	2.68	2.54	0.42	0.45	0.36	0.16	0.16	0.14

(0.16)	(0.17)	(0.07)	–	–	–	–	–	–
(0.34)	(0.34)	(0.34)	(0.02)	(0.02)	(0.02)	–	–	–
(0.50)	(0.51)	(0.41)	(0.02)	(0.02)	(0.02)	–	–	–
$12.71	$12.76	$12.61	$10.56	$10.59	$10.48	$10.16	$10.16	$10.14
26.10%	26.34%	25.03%	4.12%	4.41%	3.53%	1.60%[b]	1.60%[b]	1.40%[b]

$41	$49	$20	$22	$31	$10	$7	$17	$2
1.51%	1.26%	2.26%	1.50%	1.25%	2.25%	1.50%[a]	1.25%[a]	2.25%[a]
1.72%	1.99%	0.97%	1.65%	1.85%	0.93%	(0.21%)[a]	0.10%[a]	(1.02%)[a]
33.45%	33.45%	33.45%	22.66%	22.66%	22.66%	2.57%	2.57%	2.57%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS—(Continued)

	Six Months Ended April 30, 2005 (Unaudited)					Year Ended October 31,
						2004
	Class A		Class I	Class C		Class A	Class I	Class C
First Eagle Gold Fund
Selected Per Share Data*
Net asset value, beginning of period	$16.82		$16.88	$16.76		$15.99	$16.03	$15.96
Income from investment operations:
Net investment (loss) income	(0.03)		–	(0.15)		(0.10)	(0.05)	(0.21)
Net realized and unrealized (losses) gains on investments	(1.98)		(2.00)	(1.91)		1.49	1.48	1.47
Total from investment operations	(2.01)		(2.00)	(2.06)		1.39	1.43	1.26
Less distributions:
Dividends from net investment income	–		–	–		(0.56)	(0.58)	(0.46)
Total distributions	–		–	–		(0.56)	(0.58)	(0.46)
Net asset value, end of period	$14.81		$14.88	$14.70		$16.82	$16.88	$16.76
Total Return[c]	(11.95%)[b]		(11.85%)[b]	(12.29%)[b]		8.59%[b]	8.82%[b]	7.79%[b]
Ratios and Supplemental Data
Net assets, end of period (millions)	$484		$63	$92		$516	$75	$92
Ratio of operating expenses to average net assets[i]	1.32	% [a]	1.07%[a]	2.07	% [a]	1.39%	1.14%	2.14%
Ratio of net investment (loss) income to average net assets[j]	(0.21%)[a]		0.03%[a]	(0.94%)[a]		(0.62%)	(0.35%)	(1.34%)
Portfolio turnover rate	10.62%		10.62%	10.62%		3.61%	3.61%	3.61%
______________

* Per share amounts have been calculated using the average shares method.

______________

See Notes to Financial Highlights.

Year Ended October 31,							Period from April 1, 2000 to October 31,	Year Ended March 31,
2003					2002	2001	2000	2000
Class A	Class If		Class Cf		Class A	Class A	Class A	Class A
$10.41	$12.41		$12.41		$6.17	$4.44	$5.17	$5.44

(0.06)	(0.02)		(0.09)		0.01	0.02	0.09	0.15
5.72	3.64		3.64		4.30	1.92	(0.82)	(0.27)
5.66	3.62		3.55		4.31	1.94	(0.73)	(0.12)

(0.08)	–		–		(0.07)	(0.21)	–	(0.15)
(0.08)	–		–		(0.07)	(0.21)	–	(0.15)
$15.99	$16.03		$15.96		$10.41	$6.17	$4.44	$5.17
54.64%	29.17%[b]		28.61%[b]		70.70%	45.19%	(14.12%)[b]	(2.52%)

$374	$30		$32		$90	$13	$10	$13
1.49%	1.23	% [a]	2.19	% [a]	1.66%	2.65%	2.56%[a]	2.15%
(0.43%)	(0.24%)[a]		(1.26%)[a]		0.09%	0.36%	2.92%[a]	2.25%
0.98%	0.98%		0.98%		4.27%	29.16%	11.66%	15.70%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS—(Continued)

	Six Months Ended April 30, 2005 (Unaudited)			Year Ended October 31,
				2004			2003
	Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class A
First Eagle Fund of America
Selected Per Share Data*
Net asset value, beginning of period	$25.81	$24.44	$25.54	$23.03	$21.99	$22.80	$19.47	$18.73	$19.29
Income from investment operations:
Net investment loss	(0.04)	(0.22)	(0.08)	(0.16)	(0.33)	(0.22)	(0.17)	(0.31)	(0.22)
Net realized and unrealized gains (losses) on investments	1.12	1.15	1.13	3.41	3.25	3.43	3.73	3.57	3.73
Total from investment operations	1.08	0.93	1.05	3.25	2.92	3.21	3.56	3.26	3.51
Less distributions:
Distributions from capital gains	(1.70)	(1.70)	(1.70)	(0.47)	(0.47)	(0.47)	–	–	–
Total distributions	(1.70)	(1.70)	(1.70)	(0.47)	(0.47)	(0.47)	–	–	–
Net asset value, end of period	$25.19	$23.67	$24.89	$25.81	$24.44	$25.54	$23.03	$21.99	$22.80
Total Return[c]	4.14%[b]	3.74%[b]	4.06%[b]	14.30%[b]	13.46%[b]	14.27%[b]	18.28%	17.41%	18.20%
Ratios and Supplemental Data
Net assets, end of period (millions)	$655	$22	$20	$601	$14	$17	$554	$11	$6
Ratio of operating expenses to average net assets[i]	1.45%[a]	2.20%[a]	1.61%[a]	1.46%	2.21%	1.72%	1.50%	2.25%	1.75%
Ratio of net investment loss to average net assets[j]	(0.17%)[a]	(0.90%)[a]	(0.31%)[a]	(0.64%)	(1.39%)	(0.90%)	(0.79%)	(1.55%)	(1.07%)
Portfolio turnover rate	32.69%	32.69%	32.69%	44.68%	44.68%	44.68%	47.88%	47.88%	47.88%
______________

* Per share amounts have been calculated using the average shares method.

______________

See Notes to Financial Highlights.

Year Ended October 31,
2002			2001			2000
Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class A

$20.87	$20.24	$20.72	$20.07	$19.62	$19.98	$20.46	$20.18	$20.42

(0.17)	(0.32)	(0.22)	(0.06)	(0.21)	(0.11)	(0.03)	(0.17)	(0.08)

(0.66)	(0.62)	(0.64)	1.01	0.98	1.00	1.18	1.15	1.18

(0.83)	(0.94)	(0.86)	0.95	0.77	0.89	1.15	0.98	1.10

(0.57)	(0.57)	(0.57)	(0.15)	(0.15)	(0.15)	(1.54)	(1.54)	(1.54)
(0.57)	(0.57)	(0.57)	(0.15)	(0.15)	(0.15)	(1.54)	(1.54)	(1.54)

$19.47	$18.73	$19.29	$20.87	$20.24	$20.72	$20.07	$19.62	$19.98
(4.21)%	(4.90)%	(4.39)%	4.8%	4.0%	4.5%	6.1%	5.2%	5.8%

$473	$6	$2	$393	$6	$1	$377	$7	$1
1.51%	2.26%	1.76%	1.4%	2.2%	1.7%	1.4%	2.2%	1.7%
(0.82%)	(1.57%)	(1.07%)	(0.3%)	(1.0%)	(0.5%)	(0.2%)	(0.9%)	(0.4%)
51.25%	51.25%	51.25%	83%	83%	83%	55%	55%	55%

NOTES TO FINANCIAL HIGHLIGHTS

[a]	Annualized
[b]	Not annualized
[c]	Does not give effect to the deduction of the CDSC (Contingent Deferred Sales Charge) of 1.00%
[d]	June 5, 2000 inception date
[e]	September 4, 2001 inception date
[f]	May 15, 2003 inception date
[g]

The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

	Six Months Ended April 30, 2005 (Unaudited)			Year Ended October 31,
				2004			2003					2002
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I		Class C		Class A	Class I	Class C
First Eagle Global Fund	1.23%[a]	0.99%[a]	1.98%[a]	1.24%	0.99%	1.99%	1.32%	1.07%		2.07%		1.34%	1.10%	2.10%
First Eagle Overseas Fund	1.21%[a]	0.96%[a]	1.96%[a]	1.25%	1.00%	2.00%	1.31%	1.06%		2.05%		1.40%	1.15%	2.15%
First Eagle U.S. Value Fund	1.35%[a]	1.10%[a]	2.10%[a]	1.38%	1.13%	2.13%	1.51%	1.26%		2.26%		1.92%	1.69%	2.67%
First Eagle Gold Fund	1.32%[a]	1.07%[a]	2.07%[a]	1.39%	1.14%	2.14%	1.50%	1.23	%af	2.19	%af	1.67%	–	–

	Six Months Ended April 30, 2005 (Unaudited)			Year Ended October 31,
				2004			2003			2002
	Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class A
First Eagle Fund of America	1.45%[a]	2.20%[a]	1.61%[a]	1.46%	2.21%	1.72%	1.50%	2.25%	1.75%	1.51%	2.26%	1.76%

[h]

The ratio of net investment income to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

	Six Months Ended April 30, 2005 (Unaudited)			Year Ended October 31,
				2004			2003					2002
	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I		Class C		Class A	Class I	Class C
First Eagle Global Fund	1.17%[a]	1.50%[a]	0.45%[a]	1.46%	1.67%	0.66%	1.91%	2.10%		1.07%		2.14%	2.37%	1.31%
First Eagle Overseas Fund	1.07%[a]	1.33%[a]	0.31%[a]	0.90%	1.17%	0.17%	1.23%	1.48%		0.45%		0.96%	1.17%	0.19%
First Eagle U.S. Value Fund	1.17%[a]	1.45%[a]	0.41%[a]	1.66%	2.00%	0.95%	1.72%	1.99%		0.97%		2.08%	2.29%	1.35%
First Eagle Gold Fund	(0.21%)[a]	0.03%[a]	(0.95%)[a]	(0.62%)	(0.35%)	(1.34%)	(0.43%)	(0.25	%)af	(1.26	%)af	0.08%	–	–

	Six Months Ended April 30, 2005 (Unaudited)			Year Ended October 31,
				2004			2003
	Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class A
First Eagle Fund of America	(0.17%)[a]	(0.90%)[a]	(0.31%)[a]	(0.57)%	(1.32%)	(0.84%)	(0.79%)	(1.55%)	(1.07%)	.

Year Ended October 31,						Period from April 1, 2000 to October 31,			Year Ended March 31,
2001						2000			2000
Class A		Class I		Class C		Class Aa	Class Ia	Class Cad	Class A	Class I
1.39%		1.14%		2.14%		1.36%	1.11%	1.85%	1.32%	1.07%
1.53%		1.28%		2.26%		1.41%	1.16%	1.94%	1.34%	1.15%
3.33	%ae	3.16	%ae	4.05	%ae	–	–	–	–	–
2.66%		–		–		2.59%	–	–	2.16%	–

Year Ended October 31,
2001			2000
Class Y	Class C	Class A	Class Y	Class C	Class A

1.4%	2.2%	1.7%	1.4%	2.2%	1.7%

Year Ended October 31,						Period from April 1, 2000 to October 31,			Year Ended March 31,
2001						2000			2000
Class A		Class I		Class C		Class Aa	Class Ia	Class Cad	Class A	Class I
2.24%		2.47%		1.12%		2.78%	3.03%	1.11%	2.66%	2.87%
0.91%		1.10%		(0.08%)		2.23%	2.48%	(0.06%)	2.10%	2.14%
1.62	%ae	2.02	%ae	0.80	%ae	–	–	–	–	–
0.35%		–		–		2.89%	–	–	2.24%	–

FIRST EAGLE FUNDS

ADDITIONAL INFORMATION

(Unaudited)

MANAGEMENT OF THE TRUST

The business of the Trust is managed by its Board of Trustees, which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Trustees.

Pertinent information regarding the members of the Board of Trustees and principal officers of the Trust is set forth below. Some of the Trustees and officers are employees of the Adviser and its affiliates. At least a majority of the Trust’s Board of Trustees are not “interested persons” as that term is defined in the Investment Company Act.

INDEPENDENT TRUSTEES(1)

Name, Age and Address	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Candace K. Beinecke One Battery Park Plaza New York, New York 10004 (born December 1946)	Trustee (Chair)	December 1999 to present	Chair, Hughes Hubbard & Reed	6

Director, ALSTOM; Director, Partnership for New York City; Director, Jacob’s Pillow Dance Festival, Inc.; Director, Merce Cunningham Dance Foundation, Inc.; Trustee, First Eagle Variable Funds (Chair) (1 portfolio)

Jean D. Hamilton 1345 Avenue of the Americas New York, New York 10105 (born January 1947)	Trustee	March 2003 to present	Independent Consultant/Private Investor; prior to November 2002, Chief Executive Officer, Prudential Institutional, and Executive Vice President, Prudential Financial, Inc.; prior to November 1998, various executive positions within the Prudential organization	6

Director, New York Women’s Forum; Director, New York Women’s Forum Education Fund (Treasurer, New York Women’s Forum Education Fund); Director, Four Nations; Trustee, First Eagle Variable Funds (1 portfolio)

William M. Kelly 500 Fifth Avenue, 50th Floor New York, New York 10110 (born February 1944)	Trustee	December 1999 to present	President, Lingold Associates	6	Trustee, New York Foundation; Treasurer and Trustee, Black Rock Forest Consortium; Trustee, St. Anselm College; Trustee, First Eagle Variable Funds (1 portfolio)
______________
(1) (2)	Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act. The term of office of each Trustee expires on his/her 70th birthday.

Name, Age and Address	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Paul J. Lawler One Michigan Avenue East Battle Creek, Michigan 49017 (born May 1948)	Trustee	March 2002 to present	Vice President Investments and Chief Investment Officer, W.K. Kellogg Foundation; prior to June 1997, Vice President for Finance, Renssalaer Polytechnic Institute	6

Director, Junior Achievement of Southwest Michigan; Finance Committee Member, Battle Creek Community Foundation; Custody Advisory Committee Member, The Bank of New York; Trustee, First Eagle Variable Funds (1 portfolio)

Dominique M. Raillard 15 Boulevard Delessert 75016 Paris France (born June 1938)	Trustee	April 1987 to present	Independent Consultant/Private Investor; prior to December 2001, Managing Director of Act 2 International (Consulting)	6	Trustee, First Eagle Variable Funds (1 portfolio)
______________
(1)	The term of office of each Trustee expires on his/her 70th birthday.

INTERESTED TRUSTEES(1)

Name, Age and Address	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	President and Trustee	December 1999 to present	Co-President, Co-CEO and Director, Arnhold and S. Bleichroeder Holdings, Inc.; Chairman, CEO and Director, Arnhold and S. Bleichroeder Advisers, LLC and ASB Securities LLC; President, WorldVest, Inc.; prior to March 2005, President and Director, Natexis Bleichroeder, Inc. and Natexis Bleichroeder, UK Ltd.	6

Director, Arnhold Ceramics; Director, The Arnhold Foundation; Director, The Mulago Foundation; Director, Hanseatic Asset Management LBG; Trustee, Trinity Episcopal Schools Corp.; Trustee, Vassar College; Trustee, Sports and Arts in Schools Foundation; Trustee, Jazz at Lincoln Center; Trustee, First Eagle Variable Funds (1 portfolio)

James E. Jordan 1345 Avenue of the Americas New York, New York 10105 (born April 1944)	Trustee	December 1999 to present	Managing Director, Arnhold and S. Bleichroeder Advisers, LLC and Director, ASB Securities LLC and ASB Advisers UK, Ltd. since July 2002; prior thereto, private investor and consultant to The Jordan Company (private investment banking firm) since June 1997; prior thereto, President and Chief Investment Officer of The William Penn Company (a registered investment adviser)	6

Director, Leucadia National Corporation; Director, Empire Insurance Company; Director JZ Equity Partners, Plc. (U.K. investment trust company); Director, Florida East Coast Industries; Director, Columbia University School of International and Public Affairs; Chairman’s Council, Conservation International; Trustee, First Eagle Variable Funds (1 portfolio)

______________
(1)

Trustees who are “interested persons” of the Trust as defined in the Investment Company Act. Each of Messrs. Arnhold and Jordan is an interested person of the Trust by virtue of being an officer or an officer and/or director of the investment adviser and principal underwriter to the Trust.

(2)	The term of office of each Trustee expires on his/her 70th birthday.

OFFICERS

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five (5) Years
John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	President and Trustee	December 1999 to present	See table related to Interested Trustees
Charles de Vaulx 1345 Avenue of the Americas New York, New York 10105 (born October 1961)	Senior Vice President (portfolio manager)	December 1999 to present (with portfolio management responsibility since December 1996)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, First Eagle Variable Funds; Chief Investment Officer, Global Value Group (a department of Arnhold and S. Bleichroeder Advisers, LLC) since January 2005; Senior Vice President, Societe Generale Asset Management Corp. since 1998, Associate Portfolio Manager from December 1996, Securities Analyst, prior to December 1996

Robert Bruno 1345 Avenue of the Americas New York, New York 10105 (born June 1964)	Vice President, Secretary and Treasurer	December 1999 to present

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Chief Compliance Officer and Senior Vice President, ASB Securities LLC; Vice President, Secretary and Treasurer, First Eagle Variable Funds

Mark D. Goldstein 1345 Avenue of the Americas New York, New York 10105 (born October 1964)	Chief Compliance Officer	February 2005 to present

General Counsel, Chief Compliance Officer and Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC and Chief Compliance Officer, First Eagle Variable Funds from February 2005; Senior Counsel and Chief Compliance Officer, MacKay Shields LLC from April 2004; Senior Associate General Counsel, UBS Financial Services, Inc. from May 1998

Suzan J. Afifi 1345 Avenue of the Americas New York, New York 10105 (born October 1952)	Vice President and Assistant Secretary	December 1999 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Vice President and Assistant Secretary, First Eagle Variable Funds
Stefanie Spritzler 1345 Avenue of the Americas New York, New York 10105 (born July 1973)	Vice President and Assistant Treasurer	May 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Vice President and Assistant Treasurer, First Eagle Variable Funds
Edwin S. Olsen 1345 Avenue of the Americas New York, New York 10105 (born September 1939)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, First Eagle Variable Funds; Vice President, SG Cowen Securities Corp. from prior to 1999
Andrew DeCurtis 1345 Avenue of the Americas New York, New York 10105 (born March 1968)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, First Eagle Variable Funds
Michael Luzzatto 1345 Avenue of the Americas New York, New York 10105 (born April 1977)	Assistant Vice President	December 2004 to present	Assistant Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Assistant Vice President, First Eagle Variable Funds from December 2004
Winnie Chin 1345 Avenue of the Americas New York, New York 10105 (born July 1974)	Assistant Treasurer	March 2001 to present	Assistant Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Assistant Treasurer, First Eagle Variable Funds
______________
(1)	The term of office of each officer is indefinite.

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS

The Board of Trustees approved the Investment Advisory Agreement between the Trust and Arnhold and S. Bleichroeder Advisers LLC most recently on December 7, 2004. In doing so, the Trustees considered the desirability of continuing the Funds’ historic relationship with the Adviser in light of the total compensation to be received by the Adviser, the expenses incurred by the Adviser in performing services under the Advisory Agreements and the total cost to the Funds of using the Adviser’s services, taking into account any expenses that the Adviser may pass to the Funds. The Trustees determined that the compensation to be received by the Adviser and the expenses both incurred by the Adviser and passed to the Funds are reasonable and appropriate in light of the nature, extent and quality of the services provided by the Adviser. The Trustees also considered the effects of indirect compensation to the Adviser, such as soft dollar and other service benefits, and the effect of the advisory fee on the ratio of total expenses to total assets (including the allocation of the benefits of economies of scale among the parties as the Funds grow), which the Trustees determined are reasonable and appropriate.

The Trustees compared competitive prices for comparable services and advisory fees charged to institutional clients of the Adviser and evaluated the Adviser’s past performance and reliability as well as its profitability, capabilities and financial condition. Among other things, the Trustees determined that the Adviser’s fees were competitive to those charged by investment advisers to similar funds (i.e., each Fund’s net management fee was approximately the same as or lower than its renewed peer group average, except in the case of First Eagle Fund of America, whose net management fee was higher than that average) and, given differences in the legal and practical requirements of such clients, to institutional clients of the Adviser, total compensation was reasonable, and the Funds’ expense ratios were reasonable both on an absolute basis and when compared to those of similar funds.

The Trustees also determined that the Adviser’s past performance and reliability on behalf of the Funds were excellent (i.e., generally higher and more consistent on a medium- and long-term basis than the reviewed peer group average) when compared with investment advisers to similar funds and the Adviser’s profitability and financial condition were satisfactory. The Trustees also noted their confidence in the capability and integrity of the senior management and staff of the Adviser. Accordingly, they concluded that the Investment Advisory Agreement with the Adviser serve the interests of the Funds and their shareholders.

At the same time as the Board of Trustees considered the Investment Advisory Agreement, they also considered and approved the Subadvisory Agreement between the Adviser and Iridian Asset Management LLC (“Iridian”) in respect of the First Eagle Fund of America. In doing so, the Trustees considered the desirability of continuing that Fund’s historic relationship with Messrs. Harold J. Levy and David L. Cohen (previously employees of the Adviser now minority owners of Iridian) and the Adviser’s commitment to supervise their provision of portfolio management services under the Agreement. They also noted that the fees paid to Iridian are paid by the Adviser and do not increase the advisory fees borne directly by Fund shareholders. In this regard, they noted positively the quality of the services (measured in terms of investment performance, which generally was higher and more consistent on a long-term basis than that of its reviewed peer group average) delivered by Iridian. They also considered the costs incurred by Iridian relative to these services and to the fees paid under the Subadvisory Agreement. In doing so, they considered the effects of other benefits to Iridian resulting from its relationship to the Fund, including soft dollar and other service benefits. The Trustees concluded that the Subadvisory Agreement serves the interest of the First Eagle Fund of America and its shareholders. (A number of the factors evaluated by the Trustees in considering the Investment Advisory Agreement were found not to be additionally relevant in respect of the Subadvisory Agreement, principally because the payments in question had been separately evaluated in respect of the Investment Advisory Agreement.)

First Eagle Funds
1345 Avenue of the Americas New York, NY 10105 www.firsteaglefunds.com
TRUSTEES AND OFFICERS	INVESTMENT ADVISER
Arnhold and S. Bleichroeder
Trustees	Advisers, LLC
John P. Arnhold	1345 Avenue of the Americas
Candace K. Beinecke (Chair)	New York, NY 10105
Jean D. Hamilton
James E. Jordan
William M. Kelly	LEGAL COUNSEL
Paul J. Lawler	Shearman & Sterling LLP
Dominique Raillard	599 Lexington Avenue
New York, NY 10022
Officers
John P. Arnhold
President	CUSTODIAN
The Bank of New York
Charles de Vaulx	One Wall Street
Senior Vice President	New York, NY 10286
Robert Bruno
Vice President,	SHAREHOLDER SERVICING AGENT DST Systems, Inc. 330 West 9th Street Kansas City, MO 64105 (800) 334-2143
Secretary & Treasurer

Mark D. Goldstein
Chief Compliance Officer

Suzan J. Afifi
Vice President & Assistant	UNDERWRITER
Secretary	First Eagle Funds Distributors,
a division of ASB Securities LLC
Stefanie Spritzler	1345 Avenue of the Americas
Vice President & Assistant	New York, NY 10105
Treasurer

Edwin S. Olsen	INDEPENDENT AUDITORS
Vice President	KPMG LLP
345 Park Avenue
Andrew DeCurtis	New York, NY 10017
Vice President

Michael Luzzatto
Assistant Vice President

Winnie Chin
Assistant Treasurer

The financial information included herein is taken from records of the Funds without examination by the Funds’ independent auditors, who do not express an opinion thereon.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable at this time.

Item 9.	Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11.	Controls and Procedures.

(a) The principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) are adequately designed and are operating effectively, based on an evaluation by them within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds
By (Signature and Title)*	/s/ John P. Arnhold

Date: July 7, 2005	John P. Arnhold, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold

Date: July 7, 2005	John P. Arnhold, Principal Executive Officer

By (Signature and Title)*	/s/ Robert Bruno

Date: July 7, 2005	Robert Bruno, Principal Financial Officer

*              Print the name and title of each signing officer under his or her signature.